UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  August 31
Date of reporting period: February 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

       The Semi-Annual Report to Stockholders is filed herewith.

                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                 Large Capitalization Value Equity Investments
                    Large Capitalization Growth Investments
                     Intermediate Fixed Income Investments
                          Long-Term Bond Investments
                          Municipal Bond Investments
                          Mortgage Backed Investments
                            High Yield Investments
                     Multi-Sector Fixed Income Investments
                         Government Money Investments

         Semi-Annual Report

         February 29, 2004
                                                            [LOGO OF TRAK]

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Table of Contents



SHAREHOLDER LETTER.........................................................  1

SCHEDULES OF INVESTMENTS...................................................  8

STATEMENTS OF ASSETS AND LIABILITIES....................................... 68

STATEMENTS OF OPERATIONS................................................... 70

STATEMENTS OF CHANGES IN NET ASSETS........................................ 72

NOTES TO FINANCIAL STATEMENTS.............................................. 76

FINANCIAL HIGHLIGHTS....................................................... 88

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDER,
The global financial markets rally continued, and produced high positive returns during the first six months of the fiscal year for the Consulting Group Capital Markets Funds (or collectively the "Funds"). From August 31, 2003 through February 29, 2004, the U.S. equity market rose 14.59% as measured by the S&P 500 Index. Diversified equity investors benefited from strong returns in the international equity markets and U.S. small-cap stocks. The international equity indices increased 25.22% as measured by the Morgan Stanley Capital International ("MSCI") Europe Australasia Far East ("EAFE") Index. U.S. small-cap stocks, as measured by the Russell 2000 Index, led the U.S. rally with a return of 18.34%. Bond market returns also were positive, as interest rates fell from their late-summer 2003 yields.

While difficult to simplify market behavior due to the many cross factors influencing returns, the broad trend that has been in place since the fall of 2002 was the return of investors' willingness to recommit funds to the riskier asset classes and the riskiest securities within those asset classes. This is the complete reversal of the trend in place during most of the bear market and through October 2002. Global investors had preferred to hold the lowest risk assets. They avoided the higher risk assets due to the global economic recession, and doubts and concerns about the management and credibility of financial statements of corporations. Ultimately, the multi-decade lows on cash returns and the economic recovery gave investors the reason and confidence to return to the spectrum of assets within the capital markets.

Both absolute and relative returns of the Funds were a function of the asset class and the aggressiveness of the strategy used by the sub-adviser(s). Determinants of equity performance were the economic sensitivity of the portfolios, broad representation across the capitalization spectrum, and the quality of the underlying companies in the portfolio. In the equity markets, companies are often described as quality or low-quality. Quality companies usually have the characteristics of historical earnings and dividend growth stability. Lower quality companies have much more volatility in their earnings patterns, frequently have higher levels of debt, and many do not pay a dividend. Despite a change in the tax-code in 2003, investors generally favored lower quality companies more than higher quality companies. The preference for the potential very large price gain was greater than the more favorable tax treatment of dividend income. Many of the best performing stocks over this period were some of the stocks that had the steepest drops during the bear market. Many of these stocks began the rally with their price in the single digits.

The favorable macroeconomic trends that contributed to the broad-based strong returns were the rising earnings from the strong economy and continued low interest rates. The period of this analysis includes 3/rd/ quarter 2003 real Gross Domestic Product ("GDP") growth of 8.1%, and 4/th/ quarter growth of 4.3%. The main factors contributing to the solid economic growth in the second half of the year were the strength in the residential housing market and the rebound in business capital investment. Interest rates for periods longer than one year generally fell during the August 2003 to February 2004 period. For example, after a volatile summer, the yield on the 10-year Treasury Note fell from 4.45% at the end of August to 3.99% at the end of February.

Equity Fund Highlights:

 . Large Capitalization Value Equity Investments -- The slight underperformance was the result of the sub-advisers' underweighted position in Financial Services stocks and overweighted position in Health Care stocks compared to the index. Much of the larger-cap Health Care sector universe is considered part of the quality segment of the market that relatively struggled in the period.

 . Large Capitalization Growth Investments -- The fund outperformed the index for much of the equity rally that began in March 2003. However, late during this six-month period, the lower quality and riskier factors that drove market performance began to subside, and the portfolio lagged. The overweighted Information Technology (IT) sector exposure and mid-cap strategies that added value against the index earlier, relatively underperformed at the end of the period and caused the portfolio to underperform for the six-month period.

 . Small Capitalization Value Equity Investments -- The fund benefited from the sub-advisers' positioning in the smaller companies within the universe of available companies. The portfolio had generally been positioned to be less sensitive to the economic rebound in the IT sector, which relatively detracted from comparative performance as the equity rally started in March 2003. Late in this six-month period, IT stocks began to fall as investors began to take profits in the sector, and the portfolio benefited from the underweight position.

 . Small Capitalization Growth Investments -- Historically the most volatile segment of the U.S. equity market, the portfolio and asset class performed well for most of 2003. During this six-month period, the leadership of the portfolio and index subsided, and the portfolio had a slight comparative underperformance. At the end of the period, the portfolio positioning versus the index was a small overweight in the IT sector and a small underweight in the Health Care sector. These are the two largest sectors in the index and the portfolio.

 . International Equity Investments -- International equity returns were aided by the falling value of the dollar compared to several other major currencies. The portfolio's successes had been exposure to the middle size companies in the index and the rebound in the hardest hit European markets. The portfolio was under-exposed to the positive effects of the economic recovery in Asia, the source of portfolio underperformance.

 . Emerging Markets Equity Investments -- The emerging markets index and portfolio benefited from the global economic recovery.

A mix of lower and higher quality issues impacted the relative returns in the fixed-income portfolios, similar to equity portfolios. The absolute returns of the portfolios were positive from the drop in interest rates. For domestic bond portfolios, the sub-advisers' mix of U.S. Treasury and Government issues compared to corporate bonds can be used to judge the quality of the portfolio. Within the corporate bond holdings, quality rankings varied among the different corporate issuers. Bond portfolios benefited from falling interest rates and the market's shrinking of the yield differential between corporate and Treasury bonds. International Fixed Income Investments had the benefit of both falling interest rates and the falling dollar.

For the six months ended February 29, 2004, Consulting Group recommended, and the Board of Trustees approved, one change to the Funds' management structure. Sands Capital Management, Inc. was hired as an additional sub-adviser to Large Capitalization Growth Investments.

Subsequent to the reporting period, the following changes were made:

Emerging Markets Equity Investments:

 . Effective April 1, 2004, SBFM entered into a new investment advisory contract with SSgA Funds Management, Inc. that lowered the investment advisory fee to 0.50%. Prior to April 1, 2004, the advisory fee was 0.60%.

 .  F&C Emerging Markets Ltd. was terminated, effective March 31, 2004.

 . Newgate LLP was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.50%.

International Equity Investments:

 .  Oechsle International Advisors, LLC was terminated, effective March 31,
    2004.

 . William Blair & Co. was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.40% on the first $100 million and 0.35% on the amount over $100 million.

Small Capitalization Growth Investments:

 .  Westpeak Global Advisors, L.P. was terminated, effective April 16, 2004.

Large Capitalization Growth Investments:

 .  Alliance Capital Management L.P. was terminated, effective March 31, 2004.

 . Westfield Capital Management Co., Inc. was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.35% of the first $300 million and 0.30% thereafter.

A detailed summary of the Funds' performance can be found on page 4.

Shareholder Notice

On March 22, 2004, the shareholders of Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (the "Acquired Funds") approved a Plan of Reorganization providing for (i) the acquisition of all of the assets of each of the Acquired Funds in exchange for shares of beneficial interest of Intermediate Fixed Income Investments (the "Acquiring Fund") and the assumption by the Acquiring Fund of all the liabilities of each of the Acquired Funds and (ii) the distribution to shareholders of each Acquired Fund of such shares of beneficial interest of the Acquiring Fund in liquidation of each Acquired Fund and the cancellation of each Acquired Fund's outstanding shares.

On March 22, 2004, the shareholders of the Acquiring Fund also approved a change in its investment objective. The current investment objective of the Acquiring Fund is "Current income and reasonable stability of principal." The Fund's new investment objective will be "Maximum total return, consistent with preservation of capital and prudent investment management."

The reorganization and change in investment objective is expected to occur on or about June 4, 2004.

Information About Your Funds

In recent months, the mutual fund industry has come under the scrutiny of federal and state regulators. Along with others in the industry, Smith Barney Fund Management LLC ("SBFM"), the advisor to your fund, and some of its affiliates have responded to requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues. The regulators appear to be examining, among other things, how fund managers dealt with market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. We have identified market timing in your fund, including an arrangement with an investor that permitted frequent trading to occur in your fund. We do not believe that arrangement involved selective portfolio disclosure or late trading. The arrangement was terminated early in 2001. Governmental review of these matters is continuing. Any resolution of this matter is not expected to have a financial impact on the fund.

We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

April 1, 2004

  Performance of the Consulting Group Capital Markets Funds for the Six Months
                            Ended February 29, 2004+

Emerging Markets Equity Investments....................................... 28.08%
Morgan Stanley Emerging Markets Free Index(1)............................. 28.41

Government Money Investments++............................................  0.22
90-day Treasury Bill Index................................................  0.46

High Yield Investments....................................................  8.72
Lehman Brothers High Yield Index(2)....................................... 10.60

Intermediate Fixed Income Investments.....................................  3.82
Lehman Brothers Intermediate Government/Credit Bond Index(3)..............  4.32

International Equity Investments.......................................... 22.48
Morgan Stanley Capital International EAFE-Capitalization Weighted
  Index(4)................................................................ 25.22

International Fixed Income Investments.................................... 13.00
Citigroup Non-U.S. Government Bond Index(5)............................... 13.53

Large Capitalization Growth Investments................................... 10.21
Russell 1000 Growth Index(6).............................................. 12.17

Large Capitalization Value Equity Investments............................. 16.05
Russell 1000 Value Index(7)............................................... 17.53

Long-Term Bond Investments................................................  9.13
Lehman Brothers Long Term Government/Credit Bond Index(8).................  8.80

Mortgage Backed Investments++.............................................  4.10
Lehman Brothers Mortgage Backed Securities Index(9).......................  4.17

Multi-Sector Fixed Income Investments++...................................  6.67
Lehman Brothers Aggregate Bond Index(10)..................................  4.92

Municipal Bond Investments................................................  6.46
Lehman Brothers Municipal Bond Index(11)..................................  6.52

Small Capitalization Growth Investments................................... 14.29
Russell 2000 Growth Index(12)............................................. 15.42

Small Capitalization Value Equity Investments............................. 23.82
Russell 2000 Value Index(13).............................................. 21.31

FOOTNOTES

+ All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

    The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

++ Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

1 The Morgan Stanley Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

2 The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

3 The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of: (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years; and (ii) Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

4 The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

5 The Citigroup Global Markets Non-U.S. Government Bond Index is an index subset of the Citigroup Global Markets World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German,

    Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

6 The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

7 The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

8 The Lehman Brothers Long Term Government/Credit Bond Index is composed of all bonds covered by the Lehman Brothers Government/ Credit Bond Index with maturities of 10 years or longer. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

9 The Lehman Brothers Mortgage Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

10 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

11 The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

12 The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

13 The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. Please note that an investor cannot invest directly in an index.

          Schedules of Investments
          February 29, 2004 (unaudited)

Large Capitalization Value Equity Investments
------------------------------------------------------------------

  Shares                   Security                     Value
------------------------------------------------------------------
COMMON STOCK -- 95.9%

Aerospace & Defense -- 2.1%
   122,600 The Boeing Co........................... $    5,317,162
   127,650 Lockheed Martin Corp....................      5,907,642
    78,425 Northrop Grumman Corp...................      7,929,552
    87,200 United Technologies Corp................      8,031,992
                                                    --------------
                                                        27,186,348
                                                    --------------

Auto Components -- 1.4%
    24,400 Borg Warner, Inc........................      2,200,880
    35,600 Johnson Controls, Inc...................      2,076,192
   102,700 Lear Corp...............................      6,329,401
    94,000 Magna International Inc., Class
      A Shares.....................................      7,463,600
                                                    --------------
                                                        18,070,073
                                                    --------------

Automobiles -- 0.3%
    84,285 General Motors Corp.....................      4,055,794
                                                    --------------

Banks -- 7.8%
   378,338 Bank of America Corp....................     30,993,449
   427,022 FleetBoston Financial Corp..............     19,228,801
   255,700 National City Corp......................      9,128,490
   363,790 U.S. Bancorp............................     10,378,929
   454,245 Wachovia Corp...........................     21,790,133
    72,079 Washington Mutual, Inc..................      3,239,230
   115,084 Wells Fargo & Co........................      6,600,067
                                                    --------------
                                                       101,359,099
                                                    --------------

Beverages -- 1.0%
   101,575 Anheuser-Busch Co., Inc.................      5,405,822
   140,600 PepsiCo, Inc............................      7,297,140
                                                    --------------
                                                        12,702,962
                                                    --------------

Building Products -- 1.1%
   517,505 Masco Corp..............................     14,510,840
                                                    --------------

Chemicals -- 1.9%
   145,165 Air Products & Chemicals, Inc...........      7,002,760
   130,690 The Dow Chemical Co.....................      5,681,094
    83,910 Eastman Chemical Co.....................      3,553,588
    57,400 Lubrizol Corp...........................      1,794,324
   198,070 Monsanto Co.............................      6,544,233
                                                    --------------
                                                        24,575,999
                                                    --------------

Commercial Services & Supplies -- 1.8%
   190,100 Automatic Data Processing, Inc..........      8,069,745
    41,400 DST Systems, Inc.*......................      1,853,064
   245,380 First Data Corp.........................     10,055,672
   161,860 Sabre Holdings Corp.....................      3,672,603
                                                    --------------
                                                        23,651,084
                                                    --------------

Communications Equipment -- 2.8%
   377,300 Cisco Systems, Inc.*....................      8,715,630
   535,800 Corning Inc.*...........................      6,724,290

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
------------------------------------------------------------------

  Shares                   Security                     Value
------------------------------------------------------------------

Communications Equipment -- 2.8% (continued)
   537,380 Nokia Oyj, Sponsored ADR................ $   11,698,763
   557,900 Nortel Networks Corp.*..................      4,452,042
   465,900 Tellabs, Inc.*..........................      4,519,230
                                                    --------------
                                                        36,109,955
                                                    --------------

Computers & Peripherals -- 4.3%
 1,466,900 Hewlett-Packard Co......................     33,313,299
   176,035 International Business Machines Corp....     16,987,378
    63,100 Seagate Technology, Inc.................      1,091,630
   810,000 Sun Microsystems, Inc.*.................      4,325,400
                                                    --------------
                                                        55,717,707
                                                    --------------

Containers & Packaging -- 0.3%
   196,800 Smurfit-Stone Container Corp.*..........      3,652,608
                                                    --------------

Diversified Financials -- 10.6%
   110,600 American Express Co.....................      5,908,252
   221,900 Fannie Mae..............................     16,620,310
   186,935 Freddie Mac.............................     11,575,015
   205,900 The Goldman Sachs Group, Inc............     21,798,633
   729,145 J.P. Morgan Chase & Co..................     29,909,528
   143,550 Lehman Brothers Holdings, Inc...........     12,447,221
   222,515 Merrill Lynch & Co., Inc................     13,620,143
   426,215 Morgan Stanley..........................     25,470,608
                                                    --------------
                                                       137,349,710
                                                    --------------

Diversified Telecommunication Services -- 2.6%
    69,200 ALLTEL Corp.............................      3,584,560
   175,873 Qwest Communications International
           Inc.*...................................        805,498
   175,059 SBC Communications Inc..................      4,203,167
   596,200 Sprint Corp. -- FON Group...............     10,570,626
   382,788 Verizon Communications Inc..............     14,672,264
                                                    --------------
                                                        33,836,115
                                                    --------------

Electric Utilities -- 3.2%
   308,363 American Electric Power Co., Inc........     10,638,524
   250,820 Entergy Corp............................     14,871,118
    26,400 Exelon Corp.............................      1,772,496
   191,300 PPL Corp................................      8,901,189
   148,000 Wisconsin Energy Corp...................      4,783,360
                                                    --------------
                                                        40,966,687
                                                    --------------

Electrical Equipment -- 0.7%
   111,200 Cooper Industries, Inc., Class A
           Shares..................................      5,883,592
    39,800 Emerson Electric Co.....................      2,486,704
                                                    --------------
                                                         8,370,296
                                                    --------------

Electronic Equipment & Instruments -- 2.4%
   518,222 Flextronics International Ltd.*.........      9,379,818
   238,100 Ingram Micro Inc., Class A Shares*......      4,519,138
 2,131,187 Solectron Corp.*........................     13,618,285
    98,150 Tech Data Corp.*........................      3,972,131
                                                    --------------
                                                        31,489,372
                                                    --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                        Security                           Value
----------------------------------------------------------------------------

Energy Equipment & Services -- 1.5%
   458,970 Halliburton Co..................................... $  14,668,681
    68,000 Schlumberger Ltd...................................     4,385,320
                                                               -------------
                                                                  19,054,001
                                                               -------------

Food & Drug Retailing -- 1.4%
   328,600 Kroger Co.*........................................     6,315,692
   506,700 Safeway, Inc.*.....................................    11,588,229
                                                               -------------
                                                                  17,903,921
                                                               -------------

Food Products -- 0.3%
   108,100 Kraft Foods Inc....................................     3,652,699
                                                               -------------

Gas Utilities -- 0.7%
   290,400 Sempra Energy......................................     9,205,680
                                                               -------------

Healthcare Equipment & Supplies -- 0.2%
    38,400 Guidant Corp.......................................     2,616,576
                                                               -------------

Healthcare Providers & Services -- 0.9%
    55,100 Cardinal Health, Inc...............................     3,594,173
    97,630 CIGNA Corp.........................................     5,411,631
    93,300 McKesson Corp......................................     2,548,023
    10,800 PacifiCare Health Systems, Inc.*...................       385,560
                                                               -------------
                                                                  11,939,387
                                                               -------------

Hotels, Restaurants & Leisure -- 0.8%
   103,100 Brinker International, Inc.*.......................     3,879,653
   207,900 McDonald's Corp....................................     5,883,570
                                                               -------------
                                                                   9,763,223
                                                               -------------

Household Durables -- 1.1%
   161,600 Koninklijke Philips Electronics N.V., Sponsored
    ADR.......................................................     4,915,872
   127,250 Whirlpool Corp.....................................     9,281,615
                                                               -------------
                                                                  14,197,487
                                                               -------------

Household Products -- 0.6%
    30,600 Kimberly-Clark Corp................................     1,979,208
    55,640 The Procter & Gamble Co............................     5,703,656
                                                               -------------
                                                                   7,682,864
                                                               -------------

Industrial Conglomerates -- 2.2%
    59,005 3M Co..............................................     4,603,570
   536,045 General Electric Co................................    17,432,183
   197,810 Honeywell International Inc........................     6,933,240
                                                               -------------
                                                                  28,968,993
                                                               -------------

Insurance -- 9.3%
    92,500 ACE Ltd............................................     4,158,800
   229,000 The Allstate Corp..................................    10,449,270
   167,639 American International Group, Inc..................    12,405,286
   432,330 The Hartford Financial Services Group, Inc.........    28,317,615
   220,340 Lincoln National Corp..............................    10,230,386
   136,800 Manulife Financial Corp............................     4,898,808

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
-------------------------------------------------------------------------------

  Shares                    Security                                 Value
-------------------------------------------------------------------------------

Insurance -- 9.3% (continued)
   232,095 Marsh & McLennan Cos., Inc...........................  $  11,138,239
   337,434 MetLife, Inc.........................................     11,860,805
   188,650 Prudential Financial, Inc............................      8,751,474
    25,700 RenaissanceRe Holdings Ltd...........................      1,360,815
   429,875 UnumProvident Corp...................................      6,370,748
   131,955 XL Capital Ltd., Class A Shares......................     10,115,670
                                                                  -------------
                                                                    120,057,916
                                                                  -------------

IT Consulting & Services -- 1.3%
   526,545 Accenture Ltd., Class A Shares*......................     12,163,190
    62,200 Computer Sciences Corp.*.............................      2,599,338
    63,300 SunGard Data Systems Inc.*...........................      1,840,131
                                                                  -------------
                                                                     16,602,659
                                                                  -------------

Leisure Equipment & Products -- 0.2%
   151,315 Mattel, Inc..........................................      2,874,985
                                                                  -------------

Machinery -- 1.2%
    53,200 Deere & Co...........................................      3,417,036
    94,800 Eaton Corp...........................................      5,549,592
   245,955 Pall Corp............................................      6,436,642
                                                                  -------------
                                                                     15,403,270
                                                                  -------------

Media -- 4.6%
   124,800 Clear Channel Communications, Inc....................      5,371,392
   395,190 Comcast Corp., Special Class A Shares*...............     11,547,452
    38,660 Gannett Co., Inc.....................................      3,335,198
   374,120 The Interpublic Group of Cos., Inc...................      6,341,334
   738,076 Liberty Media Corp., Class A Shares*.................      8,414,066
   140,500 The News Corp. Ltd., Preferred Shares, ADR...........      4,598,565
    43,000 Omnicom Group, Inc...................................      3,517,400
   432,520 Viacom Inc., Class B Shares..........................     16,634,719
                                                                  -------------
                                                                     59,760,126
                                                                  -------------

Metals & Mining -- 1.3%
   336,895 Alcoa Inc............................................     12,623,456
    85,475 Freeport-McMoRan Copper & Gold, Inc..................      3,645,509
                                                                  -------------
                                                                     16,268,965
                                                                  -------------

Multi-Line Retail -- 1.1%
    70,119 Federated Department Stores, Inc.....................      3,672,132
   217,700 The May Department Stores Co.........................      7,667,394
    74,200 Sears, Roebuck & Co..................................      3,488,142
                                                                  -------------
                                                                     14,827,668
                                                                  -------------

Office Electronics -- 0.2%
   197,500 Xerox Corp.*.........................................      2,792,650
                                                                  -------------

Oil & Gas -- 8.1%
    29,900 Anadarko Petroleum Corp..............................      1,532,375
    49,300 Apache Corp..........................................      2,029,681
   451,185 BP PLC, Sponsored ADR................................     22,198,302
   155,400 ChevronTexaco Corp...................................     13,729,590

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
--------------------------------------------------------------------------

  Shares                   Security                             Value
--------------------------------------------------------------------------

Oil & Gas -- 8.1% (continued)
   315,390 ConocoPhillips................................   $   21,720,909
   547,773 Exxon Mobil Corp..............................       23,099,587
   331,600 Occidental Petroleum Corp.....................       14,723,040
    63,200 Pioneer Natural Resources Co.*................        2,029,984
    56,400 Valero Energy Corp............................        3,384,000
                                                            --------------
                                                               104,447,468
                                                            --------------

Paper & Forest Products -- 1.7%
    54,500 Georgia-Pacific Corp..........................        1,746,725
   256,312 International Paper Co........................       11,344,369
   299,600 MeadWestvaco Corp.............................        8,778,280
                                                            --------------
                                                                21,869,374
                                                            --------------

Pharmaceuticals -- 6.2%
   151,000 GlaxoSmithKline PLC, Sponsored ADR............        6,435,620
    84,600 Johnson & Johnson.............................        4,560,786
   142,547 Medco Health Solutions, Inc.*.................        4,655,585
   119,465 Merck & Co. Inc...............................        5,743,877
   114,300 Novartis AG, ADR..............................        5,046,345
 1,089,529 Pfizer Inc....................................       39,931,238
   351,630 Wyeth.........................................       13,889,385
                                                            --------------
                                                                80,262,836
                                                            --------------

Road & Rail -- 1.7%
   270,400 Burlington Northern Santa Fe Corp.............        8,701,472
   266,700 CSX Corp......................................        8,409,051
    67,400 Union Pacific Corp............................        4,289,336
                                                            --------------
                                                                21,399,859
                                                            --------------

Semiconductor Equipment & Products -- 0.3%
   116,100 Intel Corp....................................        3,393,603
                                                            --------------

Software -- 1.2%
   379,900 Microsoft Corp................................       10,067,350
   187,220 Synopsys, Inc.*...............................        5,519,246
                                                            --------------
                                                                15,586,596
                                                            --------------

Specialty Retail -- 1.1%
   143,900 Abercrombie & Fitch Co., Class A Shares*......        4,537,167
    41,300 AutoZone, Inc.................................        3,704,610
   274,530 Limited Brands................................        5,421,968
                                                            --------------
                                                                13,663,745
                                                            --------------

Textiles & Apparel -- 0.3%
    98,300 Jones Apparel Group, Inc......................        3,666,590
                                                            --------------

Tobacco -- 1.6%
   369,935 Altria Group, Inc.............................       21,289,759
                                                            --------------

Wireless Telecommunication Services -- 0.5%
   746,500 Sprint Corp. -- PCS Group*....................        6,718,500
                                                            --------------
           TOTAL COMMON STOCK
           (Cost -- $1,025,876,266)......................    1,239,476,049
                                                            --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                  Security                                                    Value
----------- ----------------------------------------------------------------------------------------------------- --------------
REPURCHASE AGREEMENTS -- 4.1%
$ 6,390,000 State Street Bank and Trust Co. dated 2/27/04, 0.920% due 3/1/04; Proceeds at maturity -- $6,390,490;
             (Fully collateralized by U.S. Treasury Bonds, 7.875% due 2/15/21; Market value -- $6,520,388)....... $    6,390,000
 47,159,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due 3/1/04; Proceeds at maturity -- $47,162,930;
             (Fully collateralized by U.S. Treasury Notes, 1.500% to 4.375% due 7/31/05 to 2/15/09;
             Market value -- $48,102,180)........................................................................     47,159,000
                                                                                                                  --------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $53,549,000)................................................................................     53,549,000
                                                                                                                  --------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $1,079,425,266**)........................................................................... $1,293,025,049
                                                                                                                  ==============

--------
*  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
--------------------------------------------------------------------------

  Shares                     Security                           Value
--------------------------------------------------------------------------
COMMON STOCK -- 98.8%

Aerospace & Defense -- 0.1%
    15,500 United Technologies Corp......................   $    1,427,705
                                                            --------------

Air Freight & Couriers -- 0.0%
    12,630 Expeditors International of Washington, Inc...          486,760
                                                            --------------

Airlines -- 0.6%
    27,780 AirTran Holdings, Inc.*.......................          343,916
   493,250 Southwest Airlines Co.........................        6,811,782
                                                            --------------
                                                                 7,155,698
                                                            --------------

Automobiles -- 2.0%
   471,741 Harley-Davidson, Inc..........................       25,058,882
                                                            --------------

Banks -- 0.2%
    18,510 Investors Financial Services Corp.............          814,995
    10,910 Silicon Valley Bancshares*....................          373,668
    25,330 Sovereign Bancorp, Inc........................          561,060
    10,430 UCBH Holdings, Inc............................          406,770
                                                            --------------
                                                                 2,156,493
                                                            --------------

Beverages -- 1.3%
   168,362 The Coca-Cola Co..............................        8,411,365
   145,880 PepsiCo, Inc..................................        7,571,172
                                                            --------------
                                                                15,982,537
                                                            --------------

Biotechnology -- 8.1%
   705,580 Amgen Inc.*...................................       44,825,497
    18,590 Biogen Idec Inc.*.............................        1,030,816
     7,850 Chiron Corp.*.................................          383,944
   413,220 Genentech, Inc.*..............................       44,582,306
    20,330 Gen-Probe Inc.*...............................          695,083
   141,500 Genzyme Corp.*................................        7,185,370
    25,400 Gilead Sciences, Inc.*........................        1,376,934
     9,630 Invitrogen Corp.*.............................          709,731
     8,560 Neurocrine Biosciences, Inc.*.................          475,936
                                                            --------------
                                                               101,265,617
                                                            --------------

Building Products -- 0.1%
    11,480 American Standard Cos. Inc.*..................        1,250,861
                                                            --------------

Chemicals -- 0.1%
    23,120 Ecolab Inc....................................          631,407
                                                            --------------

Commercial Services & Supplies -- 2.5%
    21,550 Alliance Data Systems Corp.*..................          645,422
    25,080 Allied Waste Industries, Inc.*................          316,760
   192,600 Apollo Group, Inc., Class A Shares*...........       14,666,490
    23,440 CheckFree Corp.*..............................          680,463
    18,040 Education Management Corp.*...................          577,460
   170,100 First Data Corp...............................        6,970,698
    14,620 Fiserv, Inc.*.................................          564,478
    13,410 Manpower Inc..................................          600,098
    23,230 Monster Worldwide, Inc.*......................          511,060

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
------------------------------------------------------------------------------

  Shares                 Security                                   Value
------------------------------------------------------------------------------

Commercial Services & Supplies -- 2.5% (continued)
    26,660 Tetra Tech, Inc.*.................................   $      567,858
    75,800 Waste Management, Inc.............................        2,160,300
    63,600 Weight Watchers International, Inc.*..............        2,386,272
                                                                --------------
                                                                    30,647,359
                                                                --------------

Communications Equipment -- 6.5%
    17,830 ADTRAN, Inc.......................................          580,545
    32,230 Avaya Inc.*.......................................          552,744
 1,737,951 Cisco Systems, Inc.*..............................       40,146,668
    65,480 Comverse Technology, Inc.*........................        1,291,266
   401,390 Corning Inc.*.....................................        5,037,444
    15,540 Foundry Networks, Inc.*...........................          366,744
   473,780 Juniper Networks, Inc.*...........................       12,256,689
   171,180 Motorola, Inc.....................................        3,158,271
   350,470 Nortel Networks Corp.*............................        2,796,751
    27,950 Polycom, Inc.*....................................          616,856
   219,000 QUALCOMM Inc......................................       13,895,550
                                                                --------------
                                                                    80,699,528
                                                                --------------

Computers & Peripherals -- 5.4%
 1,273,604 Dell Inc.*........................................       41,583,171
   340,520 EMC Corp.*........................................        4,876,246
   943,750 Network Appliance, Inc.*..........................       20,441,625
    17,260 NVIDIA Corp.*.....................................          384,035
                                                                --------------
                                                                    67,285,077
                                                                --------------

Construction Materials -- 0.0%
         2 Eagle Materials Inc...............................               98
                                                                --------------

Containers & Packaging -- 0.0%
    29,870 Smurfit-Stone Container Corp.*....................          554,387
                                                                --------------

Distributors -- 0.1%
    20,160 CarMax, Inc.*.....................................          685,440
                                                                --------------

Diversified Financials -- 7.2%
     4,780 Affiliated Managers Group, Inc.*..................          403,910
   112,526 American Express Co...............................        6,011,139
    73,650 Ameritrade Holding Corp.*.........................        1,199,022
   151,900 Capital One Financial Corp........................       10,742,368
    16,730 CapitalSource Inc.*...............................          392,653
 1,616,845 The Charles Schwab Corp...........................       19,790,183
    81,500 Fannie Mae........................................        6,104,350
   103,670 The Goldman Sachs Group, Inc......................       10,975,543
    26,620 Knight Trading Group, Inc.*.......................          368,953
     9,970 Legg Mason, Inc...................................          940,570
   280,322 MBNA Corp.........................................        7,661,200
    91,000 Merrill Lynch & Co., Inc..........................        5,570,110
    68,800 Moody's Corp......................................        4,599,968
   251,290 Morgan Stanley....................................       15,017,090
    12,190 T. Rowe Price Group Inc...........................          641,072
                                                                --------------
                                                                    90,418,131
                                                                --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
---------------------------------------------------------------------------

 Shares                        Security                              Value
--------------------------------------------------------------------------------

Electric Utilities -- 0.0%
   43,500 The AES Corp.*........................................  $      394,110
                                                                  --------------

Electronic Equipment & Instruments -- 1.2%
  236,460 Broadcom Corp., Class A Shares*.......................       9,595,547
  124,600 Flextronics International Ltd.*.......................       2,255,260
    9,020 Mettler-Toledo International Inc.*....................         396,880
   19,750 Molex, Inc............................................         625,680
   28,440 PerkinElmer, Inc......................................         592,690
   98,880 Sanmina-SCI Corp.*....................................       1,254,787
   34,210 Vishay Intertechnology, Inc.*.........................         770,067
                                                                  --------------
                                                                      15,490,911
                                                                  --------------

Energy Equipment & Services -- 0.3%
   81,940 Halliburton Co........................................       2,618,802
   12,920 Nabors Industries, Ltd.*..............................         611,762
   11,360 Smith International, Inc.*............................         575,611
                                                                  --------------
                                                                       3,806,175
                                                                  --------------

Food & Drug Retailing -- 1.6%
   17,320 Flowers Foods, Inc....................................         465,908
  101,680 Sysco Corp............................................       4,031,612
  443,153 Walgreen Co...........................................      15,802,836
                                                                  --------------
                                                                      20,300,356
                                                                  --------------

Food Products -- 0.1%
   16,360 Dean Foods Co.*.......................................         594,032
   15,470 McCormick & Co., Inc..................................         483,747
                                                                  --------------
                                                                       1,077,779
                                                                  --------------

Healthcare Equipment & Supplies -- 3.7%
   92,320 Alcon, Inc............................................       5,803,235
  128,670 Boston Scientific Corp.*..............................       5,256,170
    7,070 C.R. Bard, Inc........................................         667,337
   15,970 Fisher Scientific International Inc.*.................         850,402
   61,600 Guidant Corp..........................................       4,197,424
   13,005 INAMED Corp.*.........................................         622,940
  217,514 Medtronic, Inc........................................      10,201,407
   91,190 St. Jude Medical, Inc.*...............................       6,624,954
   65,900 Stryker Corp..........................................       5,847,307
   10,740 Varian Medical Systems, Inc.*.........................         899,368
   75,520 Zimmer Holdings, Inc.*................................       5,712,333
                                                                  --------------
                                                                      46,682,877
                                                                  --------------

Healthcare Providers & Services -- 2.6%
   10,150 Aetna, Inc............................................         820,018
   34,500 Anthem, Inc.*.........................................       2,965,275
  116,560 Caremark Rx, Inc.*....................................       3,760,226
    9,630 Coventry Health Care, Inc.*...........................         419,579
   21,100 Express Scripts, Inc.*................................       1,535,236
  128,314 Health Management Associates, Inc., Class A Shares....       2,860,119
   16,260 Henry Schein, Inc.*...................................       1,162,590
    9,760 Laboratory Corp. of America Holdings*.................         382,494
   15,020 Omnicare, Inc.........................................         691,821

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
----------------------------------------------------------------------------

  Shares                     Security                             Value
----------------------------------------------------------------------------

Healthcare Providers & Services -- 2.6% (continued)
    16,420 PacifiCare Health Systems, Inc.*.................  $      586,194
     6,080 Patterson Dental Co.*............................         412,042
    15,220 Triad Hospitals, Inc.*...........................         537,114
   145,110 UnitedHealth Group Inc...........................       8,996,820
    10,960 Universal Health Services, Inc.*.................         591,073
    61,800 WellPoint Health Networks Inc.*..................       6,721,986
                                                              --------------
                                                                  32,442,587
                                                              --------------

Hotels, Restaurants & Leisure -- 2.8%
    15,640 The Cheesecake Factory Inc.*.....................         738,677
   108,860 International Game Technology....................       4,271,666
    64,700 Krispy Kreme Doughnuts, Inc.*....................       2,488,362
    13,240 Marriott International, Inc., Class A Shares.....         590,901
    13,210 MGM MIRAGE.......................................         575,296
    14,900 RARE Hospitality International, Inc.*............         426,438
    13,680 Royal Caribbean Cruises Ltd......................         605,340
    14,600 Ruby Tuesday, Inc................................         462,528
   639,880 Starbucks Corp.*.................................      23,937,911
    15,510 Starwood Hotels & Resorts Worldwide, Inc.........         605,045
                                                              --------------
                                                                  34,702,164
                                                              --------------

Household Durables -- 0.4%
     5,300 Centex Corp......................................         566,040
    25,000 Lennar Corp., Class A Shares.....................       1,236,250
    76,940 Sony Corp., Sponsored ADR........................       3,149,923
                                                              --------------
                                                                   4,952,213
                                                              --------------

Household Products -- 1.2%
   149,645 The Procter & Gamble Co..........................      15,340,109
                                                              --------------

Industrial Conglomerates -- 2.6%
   907,290 General Electric Co..............................      29,505,071
   119,300 Tyco International Ltd...........................       3,408,401
                                                              --------------
                                                                  32,913,472
                                                              --------------

Insurance -- 6.0%
    13,800 ACE Ltd..........................................         620,448
   275,900 AFLAC, Inc.......................................      11,204,299
   390,670 American International Group, Inc................      28,909,580
    13,300 Axis Capital Holdings Ltd........................         405,783
   410,030 The Progressive Corp.............................      33,893,080
                                                              --------------
                                                                  75,033,190
                                                              --------------

Internet & Catalog Retail -- 5.8%
   542,000 Amazon.com, Inc.*................................      23,387,300
   659,758 eBay Inc.*.......................................      45,430,936
   107,510 InterActiveCorp*.................................       3,501,601
                                                              --------------
                                                                  72,319,837
                                                              --------------

Internet Software & Services -- 2.3%
    67,410 CNET Networks, Inc.*.............................         670,055
    34,330 Openwave Systems Inc.*...........................         520,443
    12,800 SINA Corp.*......................................         565,517

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
-------------------------------------------------------------------------------

  Shares                      Security                               Value
-------------------------------------------------------------------------------

Internet Software & Services -- 2.3% (continued)
    28,010 VeriSign, Inc.*....................................   $      487,654
   593,160 Yahoo! Inc.*.......................................       26,336,304
                                                                 --------------
                                                                     28,579,973
                                                                 --------------

IT Consulting & Services -- 0.1%
    32,070 SunGard Data Systems Inc.*.........................          932,275
                                                                 --------------

Leisure Equipment & Products -- 0.1%
    11,580 Brunswick Corp.....................................          455,789
    31,240 Marvel Enterprises, Inc.*..........................        1,069,970
                                                                 --------------
                                                                      1,525,759
                                                                 --------------

Machinery -- 0.7%
    40,300 Caterpillar Inc....................................        3,052,725
     6,370 Cummins Inc........................................          314,678
    31,209 Danaher Corp.......................................        2,797,263
    13,920 Eaton Corp.........................................          814,877
    11,370 Navistar International Corp.*......................          529,842
     7,690 Pentair, Inc.......................................          415,337
     3,770 SPX Corp.*.........................................          158,340
                                                                 --------------
                                                                      8,083,062
                                                                 --------------

Media -- 3.7%
    13,850 Belo Corp., Class A Shares.........................          386,415
   194,200 Comcast Corp., Special Class A Shares*.............        5,674,524
   126,330 Cox Communications, Inc., Class A Shares*..........        4,093,092
    41,730 The Interpublic Group of Cos., Inc.................          707,323
    33,500 The News Corp. Ltd., Preferred Shares, ADR.........        1,096,455
   155,800 Pixar*.............................................       10,242,292
   199,520 Time Warner Inc.*..................................        3,441,720
    23,970 Univision Communications Inc., Class A Shares*.....          854,051
   373,270 Viacom Inc., Class B Shares........................       14,355,964
    40,600 Westwood One, Inc.*................................        1,254,540
   177,125 XM Satellite Radio Holdings Inc.*..................        4,336,020
                                                                 --------------
                                                                     46,442,396
                                                                 --------------

Metals & Mining -- 0.3%
    72,470 Alcoa Inc..........................................        2,715,451
    15,780 Freeport-McMoRan Copper & Gold, Inc................          673,017
    10,300 Phelps Dodge Corp.*................................          888,478
                                                                 --------------
                                                                      4,276,946
                                                                 --------------

Multi-Line Retail -- 2.5%
    92,400 Kohl's Corp.*......................................        4,758,600
    82,400 Target Corp........................................        3,622,304
   381,688 Wal-Mart Stores, Inc...............................       22,733,337
                                                                 --------------
                                                                     31,114,241
                                                                 --------------

Multi-Utilities -- 0.0%
    51,940 The Williams Cos., Inc.............................          491,872
                                                                 --------------

Office Electronics -- 0.1%
     9,520 Zebra Technologies Corp., Class A Shares*..........          680,490
                                                                 --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
--------------------------------------------------------------------------------

  Shares                        Security                              Value
--------------------------------------------------------------------------------

Oil & Gas -- 0.1%
    31,900 Chesapeake Energy Corp............................... $       408,958
    18,410 XTO Energy, Inc......................................         549,354
                                                                 ---------------
                                                                         958,312
                                                                 ---------------

Personal Products -- 0.6%
    93,100 Avon Products, Inc...................................       6,572,860
    15,940 NBTY, Inc.*..........................................         530,164
                                                                 ---------------
                                                                       7,103,024
                                                                 ---------------

Pharmaceuticals -- 7.2%
    95,500 Allergan, Inc........................................       8,360,070
   154,000 Eli Lilly & Co.......................................      11,386,760
   139,800 Forest Laboratories, Inc., Class A Shares*...........      10,552,104
    16,210 IVAX Corp.*..........................................         360,835
   195,602 Johnson & Johnson....................................      10,544,904
 1,096,458 Pfizer Inc...........................................      40,185,186
     6,060 Taro Pharmaceutical Industries Ltd.*.................         380,871
    70,850 Teva Pharmaceutical Industries Ltd., Sponsored ADR...       4,605,250
    15,700 Watson Pharmaceuticals, Inc.*........................         720,944
    54,098 Wyeth................................................       2,136,871
                                                                 ---------------
                                                                      89,233,795
                                                                 ---------------

Road & Rail -- 0.4%
   201,400 Norfolk Southern Corp................................       4,463,024
                                                                 ---------------

Semiconductor Equipment & Products -- 9.5%
   132,966 Altera Corp.*........................................       2,935,889
    81,960 Analog Devices, Inc.*................................       4,089,804
   882,940 Applied Materials, Inc.*.............................      18,753,646
    81,490 Applied Micro Circuits Corp.*........................         526,425
     9,690 Cymer, Inc.*.........................................         373,453
    26,910 FormFactor Inc.*.....................................         547,349
    30,160 Integrated Device Technology, Inc.*..................         497,338
 1,323,788 Intel Corp...........................................      38,694,323
    13,970 KLA-Tencor Corp.*....................................         737,616
    39,310 Lam Research Corp.*..................................       1,005,157
    67,200 Linear Technology Corp...............................       2,687,328
   118,750 Marvell Technology Group Ltd.*.......................       5,406,688
   420,900 Maxim Integrated Products, Inc.......................      21,007,119
    24,500 National Semiconductor Corp.*........................         964,320
    44,120 PMC-Sierra, Inc.*....................................         877,988
    11,560 Silicon Laboratories Inc.*...........................         651,637
   452,780 Xilinx, Inc.*........................................      19,034,871
                                                                 ---------------
                                                                     118,790,951
                                                                 ---------------

Software -- 5.2%
    20,860 Citrix Systems, Inc.*................................         441,815
    79,520 Electronic Arts Inc.*................................       3,750,163
    46,100 Intuit Inc.*.........................................       2,044,996
    85,640 Mercury Interactive Corp.*...........................       4,156,966
 1,063,215 Microsoft Corp.......................................      28,175,198
   244,990 Red Hat, Inc.*.......................................       4,429,419
   126,950 SAP AG, Sponsored ADR................................       5,027,220

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Large Capitalization Growth Investments
--------------------------------------------------------------------------------------------------------------------------------

  Shares                                                  Security                                                    Value
--------------------------------------------------------------------------------------------------------------------------------

Software -- 5.2% (continued)
    250,110 Symantec Corp.*...................................................................................... $   10,289,525
    224,090 VERITAS Software Corp.*..............................................................................      6,816,818
                                                                                                                  --------------
                                                                                                                      65,132,120
                                                                                                                  --------------

Specialty Retail -- 3.3%
    255,700 Bed Bath and Beyond Inc.*............................................................................     10,453,016
     67,160 Best Buy Co., Inc....................................................................................      3,576,270
     15,470 CDW Corp.............................................................................................      1,070,215
     18,530 Chico's FAS, Inc.*...................................................................................        792,157
     10,250 Cost Plus, Inc.*.....................................................................................        397,085
    328,100 Lowe's Cos., Inc.....................................................................................     18,373,600
     15,390 Pacific Sunwear of California, Inc.*.................................................................        368,898
     13,800 Ross Stores, Inc.....................................................................................        442,290
      8,990 The Sports Authority, Inc.*..........................................................................        372,905
    127,720 Tiffany & Co.........................................................................................      5,370,626
     16,380 Williams-Sonoma, Inc.*...............................................................................        523,996
                                                                                                                  --------------
                                                                                                                      41,741,058
                                                                                                                  --------------

Textiles & Apparel -- 0.2%
     46,920 Coach, Inc.*.........................................................................................      1,859,440
                                                                                                                  --------------

Wireless Telecommunication Services -- 0.0%
     24,100 Western Wireless Corp.*..............................................................................        580,569
                                                                                                                  --------------
            TOTAL COMMON STOCK
            (Cost -- $954,195,621)...............................................................................  1,233,151,067
                                                                                                                  --------------

   Face
  Amount
-----------
REPURCHASE AGREEMENTS -- 1.2%
$ 5,160,000 State Street Bank and Trust Co. dated 2/27/04, 0.920% due 3/1/04; Proceeds at maturity -- $5,160,396;
             (Fully collateralized by U.S. Treasury Bonds, 7.875% due 2/15/21; Market value -- $5,267,728).......      5,160,000
 10,092,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due 3/1/04; Proceeds at maturity -- $10,092,841;
             (Fully collateralized by U.S. Treasury Notes, 1.500% to 4.375% due 7/31/05 to 2/15/09;
             Market value -- $10,293,840)........................................................................     10,092,000
                                                                                                                  --------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $15,252,000)................................................................................     15,252,000
                                                                                                                  --------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $969,447,621**)............................................................................. $1,248,403,067
                                                                                                                  ==============

--------
*  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

    Intermediate Fixed Income Investments
    -----------------------------------------------------------------------

      Face
     Amount+                           Security                   Value
    -----------------------------------------------------------------------
    U.S. GOVERNMENT OBLIGATIONS AND AGENCIES -- 31.4%

    U.S. Government Obligations -- 17.8%
                         U.S. Treasury Notes:
    11,575,000             2.000% due 8/31/05 (a)(b).......... $ 11,686,687
     1,000,000             1.625% due 10/31/05 (a)............    1,003,126
       350,000             1.875% due 1/31/06 (a).............      351,901
       640,000             2.625% due 11/15/06 (a)............      650,650
       200,000             3.500% due 11/15/06 (a)............      207,914
     3,376,702             3.375% due 1/15/07 (a)(b)..........    3,717,671
     2,050,000             4.375% due 5/15/07 (a).............    2,185,573
    15,000,000             6.125% due 8/15/07 (a)(b)..........   16,886,730
     6,565,925             3.625% due 1/15/08 (a)(b)..........    7,411,032
        70,000             6.500% due 2/15/10.................       82,455
        30,000             5.750% due 8/15/10 (a).............       34,183
     3,365,000             4.000% due 11/15/12 (a)............    3,413,241
     3,660,000             4.250% due 11/15/13 (a)(b).........    3,744,209
     4,665,000             4.000% due 2/15/14 (a)(b)..........    4,672,291
                         U.S. Treasury Bonds:
     1,560,000             10.375% due 11/15/12 (a)...........    1,995,338
     1,150,000             7.500% due 11/15/16 (a)............    1,499,672
     2,000,000             8.500% due 2/15/20.................    2,870,158
     1,000,000             7.875% due 2/15/21 (a).............    1,369,532
       800,000             6.000% due 2/15/26.................      917,875
       100,000             5.375% due 2/15/31 (a).............      107,789
                         Stripped Coupon Payment only:
     3,225,000             Zero coupon due 2/15/12 (b)........    2,364,418
       200,000             Zero coupon due 11/15/16 (a).......      109,878
                                                               ------------
                                                                 67,282,323
                                                               ------------

      Face
     Amount+   Rating(c)
    ---------- ---------

    U.S. Government Agencies -- 13.6%
                         Fannie Mae, Notes:
       725,000    AAA      1.750% due 6/16/06 (a).............      720,044
     2,360,000    AAA      5.250% due 4/15/07 (a).............    2,558,540
     1,400,000    NR       5.750% due 2/15/08 (a).............    1,552,540
       685,000    AAA      3.500% due 4/1/08..................      691,343
     1,675,000    AAA      6.000% due 5/15/08 (a).............    1,877,769
     3,400,000    AAA      5.750% due 3/15/09 (b).............    3,787,056
     5,010,000    NR       6.625% due 9/15/09 (a)(b)..........    5,802,459
     2,570,000    NR       7.250% due 1/15/10 (a)(b)..........    3,071,559
     2,300,000    NR       7.125% due 6/15/10.................    2,741,475
       910,000    NR       6.625% due 11/15/10 (a)............    1,061,614
     2,825,000    AAA      4.750% due 12/8/10 (b).............    2,892,763
     1,890,000    AAA      4.750% due 2/21/13.................    1,898,343
                         Small Business Administration, Notes:
     3,546,209    NR       7.540% due 8/10/09 (b).............    3,930,977
     3,516,877    NR       8.017% due 2/10/10 (b).............    3,946,134
     1,454,996    NR       6.650% due 11/1/15 (b).............    1,581,065
     4,166,254    NR       7.190% due 12/1/19 (b).............    4,689,069

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
--------------------------------------------------------------------------------------------------

  Face
 Amount+   Rating(c)                           Security                                  Value
--------------------------------------------------------------------------------------------------

U.S. Government Agencies -- 13.6% (continued)
                     Participation Certificates:
 2,296,430   NR        6.150% due 11/1/13 (b).......................................  $  2,450,988
   732,086   NR        6.850% due 10/1/15...........................................       797,962
 1,263,123   NR        7.700% due 7/1/16 (b)........................................     1,409,014
 3,368,723   NR        7.590% due 1/1/20 (b)........................................     3,840,152
                                                                                      ------------
                                                                                        51,300,866
                                                                                      ------------
                     TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
                     (Cost -- $115,646,102).........................................   118,583,189
                                                                                      ------------
CORPORATE BONDS AND NOTES -- 17.0%

Aerospace/Defense -- 0.1%
   175,000   BBB     Lockheed Martin Corp., 7.200% due 5/1/36.......................       214,089
    70,000   BBB     Loral Corp., Debentures, 7.000% due 9/15/23....................        78,901
                     Raytheon Co., Notes:
    55,000   BBB-      6.150% due 11/1/08...........................................        60,911
   115,000   BBB-      4.850% due 11/15/11..........................................       118,648
                                                                                      ------------
                                                                                           472,549
                                                                                      ------------

Auto Manufacturers -- 0.6%
                     DaimlerChrysler N.A. Holding Corp.:
   700,000   BBB       6.900% due 9/1/04............................................       717,250
   700,000   BBB       4.750% due 1/15/08...........................................       725,770
   795,000   BBB       4.050% due 6/4/08............................................       799,748
    60,000   BBB       Notes, 6.500% due 11/15/13...................................        64,247
                                                                                      ------------
                                                                                         2,307,015
                                                                                      ------------

Banking -- 2.1%
                     Bank of America Corp.:
   420,000   A+        Sr. Notes, 5.250% due 2/1/07.................................       452,123
                       Sub. Notes:
   170,000   A          7.200% due 4/15/06..........................................       188,324
   850,000   A          7.800% due 2/15/10..........................................     1,025,158
   200,000   A+      The Bank of New York Co., Inc., Sr. Notes, 3.900% due 9/1/07...       208,061
                     Bank One NA Illinois, Notes:
   255,000   A+        5.500% due 3/26/07...........................................       276,651
   450,000   A+        3.700% due 1/15/08...........................................       461,530
   900,000   AAA     DEPFA ACS Bank, Sr. Notes, 3.625% due 10/29/08 (d).............       915,120
 1,000,000   A-      First Union Corp., Sub. Notes, 6.875% due 9/15/05..............     1,081,538
   275,000   A+      Firststar Bank Milwaukee, Sub. Notes, 7.800% due 7/5/10........       296,495
   525,000   A       FleetBoston Financial Corp., Sr. Notes, 4.875% due 12/1/06.....       558,913
   250,000   BBB-    Mizuho Financial Group, 5.790% due 4/15/14 (d).................       249,880
   160,000   A+      U.S. Bancorp, Sr. Notes, 3.950% due 8/23/07....................       166,562
   505,000   AA-     U.S. Bank NA, Sr. Notes, 3.750% due 2/6/09.....................       507,501
                     Wells Fargo & Co.:
   350,000   AA-       Notes, 5.900% due 5/21/06....................................       378,683
   975,000   AA-       Sr. Notes, 5.125% due 2/15/07................................     1,048,463
                                                                                      ------------
                                                                                         7,815,002
                                                                                      ------------

Beverages -- 0.1%
   145,000   A       Bottle Group LLC, Notes, 5.000% due 11/15/13...................       149,545
   230,000   A       Diageo Finance, Sr. Notes, 3.000% due 12/15/06.................       233,473
                                                                                      ------------
                                                                                           383,018
                                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------------------------

  Face
 Amount+   Rating(c)                                Security                                      Value
-----------------------------------------------------------------------------------------------------------

Chemicals -- 0.3%
   900,000   A-      The Dow Chemical Co., Debentures, 5.970% due 1/15/09..................... $    982,851
                                                                                               ------------

Diversified Financial Services -- 6.1%
   725,000   AAA     AIG SunAmerica Global Financing XII, Sr. Notes, 5.300% due 5/30/07 (d)...      779,700
                     Credit Suisse First Boston (USA), Inc., Notes:
   425,000   A+        5.875% due 8/1/06......................................................      460,474
   505,000   A+        4.625% due 1/15/08.....................................................      532,938
   170,000   A+        6.125% due 11/15/11....................................................      188,621
   600,000   BBB-    Ford Motor Credit Co., Notes, 2.995% due 10/25/04........................      604,443
    25,000   BBB-    Fund America Cos. Inc., Notes, 5.875% due 5/15/13........................       26,027
                     General Electric Capital Corp., Notes:
 1,925,000   AAA       2.800% due 1/15/07.....................................................    1,941,218
 1,175,000   AAA       3.500% due 8/15/07.....................................................    1,201,493
   245,000   AAA       5.875% due 2/15/12.....................................................      268,933
                     General Motors Acceptance Corp., Notes:
 2,000,000   BBB       4.500% due 7/15/06.....................................................    2,066,730
   200,000   BBB       7.250% due 3/2/11......................................................      219,923
                     The Goldman Sachs Group, Inc.:
   190,000   A+        Bonds, 6.875% due 1/15/11..............................................      219,515
                       Notes:
 1,500,000   A+         1.280% due 1/09/07....................................................    1,500,390
   435,000   A+         3.875% due 1/15/09....................................................      442,011
   375,000   A+         6.600% due 1/15/12....................................................      426,248
   375,000   A+         5.700% due 9/1/12.....................................................      402,183
   130,000   A+         4.750% due 7/15/13....................................................      129,078
                     Household Finance Corp., Notes:
   575,000   A         7.200% due 7/15/06.....................................................      640,038
   110,000   A         5.750% due 1/30/07.....................................................      119,607
   120,000   A         4.625% due 1/15/08.....................................................      126,262
   175,000   A         4.125% due 12/15/08....................................................      179,252
 1,175,000   A         6.375% due 10/15/11....................................................    1,326,877
    25,000   A         7.000% due 5/15/12.....................................................       29,087
   175,000   A         6.375% due 11/27/12....................................................      196,349
                     J.P. Morgan Chase & Co.:
                       Sr. Notes:
   225,000   A+         5.250% due 5/30/07....................................................      243,034
   150,000   A+         3.625% due 5/1/08.....................................................      152,535
                       Sub. Notes:
   305,000   A          6.750% due 2/1/11.....................................................      348,903
   175,000   A          6.250% due 2/15/11....................................................      195,210
   205,000   A          6.625% due 3/15/12....................................................      234,983
                     Lehman Brothers Holdings Inc., Notes:
 1,500,000   A         6.625% due 4/1/04 (b)..................................................    1,506,542
   460,000   A         6.250% due 5/15/06.....................................................      499,117
   590,000   A         4.000% due 1/22/08.....................................................      609,726
   155,000   A         7.000% due 2/1/08......................................................      176,945
   310,000   AAA     MassMutual Global, Notes, 2.550% due 7/15/08 (d).........................      301,534
                     Morgan Stanley:
   155,000   A+        Bonds, 5.800% due 4/1/07...............................................      169,906
 1,360,000   A+        Notes, 3.875% due 1/15/09..............................................    1,380,017

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------

  Face
 Amount+   Rating(c)                            Security                                   Value
----------------------------------------------------------------------------------------------------

Diversified Financial Services -- 6.1% (continued)
                       Unsub. Notes:
   100,000   A+         6.100% due 4/15/06...........................................   $    107,950
   275,000   A+         6.750% due 4/15/11...........................................        315,102
   280,000   A+      Nationwide Building Society, Sr. Notes, 2.625% due 1/30/07 (d)..        280,691
   330,000   AA+     New York Life Global, Notes, 3.875% due 1/15/09 (d).............        336,582
   270,000   A       SLM Corp., Notes, 5.125% due 8/27/12............................        279,768
 1,400,000   BBB-    UFJ Finance Aruba AEC, Notes, 6.750% due 7/15/13................      1,509,112
   435,000   A       USA ED Inc., Notes, 5.625% due 4/10/07..........................        473,668
                                                                                        ------------
                                                                                          23,148,722
                                                                                        ------------

Diversified Manufacturing -- 0.1%
   410,000   AAA     General Electric Co., Notes, 5.000% due 2/1/13..................        424,998
                                                                                        ------------

Electric -- 1.2%
   225,000   BBB     CenterPoint Energy Houston Electric LLC, 5.700% due 3/15/13.....        239,630
   225,000   A-      Detroit Edison Co., First Mortgage, 5.050% due 10/1/05..........        236,239
                     Dominion Resources Inc.:
   150,000   BBB+      Notes, 4.125% due 2/15/08.....................................        154,832
   175,000   BBB+      Sr. Notes, 5.125% due 12/15/09................................        184,677
   425,000   BBB     DTE Energy Co., Sr. Notes, 6.000% due 6/1/04....................        429,646
 1,000,000   A       Florida Power & Light Co., First Mortgage, 6.000% due 6/1/08....      1,105,268
   550,000   A       Peco Energy Co., First Mortgage, 5.950% due 11/1/11.............        604,005
   155,000   BBB-    Progress Energy Inc., Sr. Notes, 6.750% due 3/1/06..............        168,298
   800,000   BBB     PSEG Power, 7.750% due 4/15/11..................................        959,257
   325,000   AA+     SP Powerassets, Notes, 3.800% due 10/22/08 (d)..................        331,263
   250,000   BBB+    Virginia Electric & Power, Notes, 5.730% due 11/25/08...........        273,641
                                                                                        ------------
                                                                                           4,686,756
                                                                                        ------------

Food -- 1.0%
                     Cadbury Schweppes US Finance, Notes:
   245,000   BBB       3.875% due 10/1/08 (d)........................................        248,073
   105,000   BBB       5.125% due 10/1/13 (d)........................................        107,632
                     General Mills Inc., Notes:
   175,000   BBB+      2.625% due 10/24/06...........................................        174,875
   865,000   BBB+      5.125% due 2/15/07............................................        924,668
   480,000   BBB     Kellogg Co., Notes, 6.000% due 4/1/06...........................        517,903
                     Kraft Foods Inc., Notes:
   540,000   BBB+      4.625% due 11/1/06............................................        569,428
   430,000   BBB+      5.625% due 11/1/11............................................        461,977
   300,000   BBB     Kroger Co., 6.800% due 4/1/11...................................        342,149
   260,000   A-      Nabisco Inc., Notes, 6.850% due 6/15/05.........................        276,192
                                                                                        ------------
                                                                                           3,622,897
                                                                                        ------------

Forestry -- 0.1%
                     Weyerhaeuser Co.:
   150,000   BBB       Debentures, 7.125% due 7/15/23................................        166,316
   200,000   BBB       Notes, 5.500% due 3/15/05.....................................        207,997
                                                                                        ------------
                                                                                             374,313
                                                                                        ------------

Household Products -- 0.0%
   150,000   A       Avery Dennison Corp., Notes, 4.875% due 1/15/13.................        153,902
                                                                                        ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
--------------------------------------------------------------------------------------------------------------------

  Face
 Amount+   Rating(c)                                    Security                                           Value
--------------------------------------------------------------------------------------------------------------------

Insurance -- 0.7%
   300,000   AAA     AIG SunAmerica Global Financing IX, Notes, 5.100% due 1/17/07 (d)...............   $    320,626
   325,000   AA      Allstate Financial Global Funding, Sr. Notes, 1.440% due 6/21/06 (d)............        326,950
 1,000,000   AAA     ASIF Global Funding XV111, Notes, 3.850% due 11/26/07 (d).......................      1,030,602
   100,000   A       MetLife Inc., Sr. Notes, 6.125% due 12/1/11.....................................        111,703
   195,000   AA      Protective Life, Notes, 3.700% due 11/24/08.....................................        197,731
   300,000   A+      Prudential Insurance Co. of America, Sr. Notes, 6.375% due 7/23/06 (d)..........        328,368
   230,000   BBB+    RLI Corp., Sr. Notes, 5.950% due 1/15/14........................................        234,693
                                                                                                        ------------
                                                                                                           2,550,673
                                                                                                        ------------

Media -- 0.9%
   276,000   BBB     AT&T Broadband Corp., 8.375% due 3/15/13........................................        341,359
   395,000   BBB     Comcast Corp., 5.500% due 3/15/11...............................................        419,952
   240,000   BBB     Cox Enterprises Inc., Notes, 4.750% due 5/1/08 (d)..............................        247,165
   735,000   BBB     Lenfest Communications, Inc., Sr. Notes, 8.375% due 11/1/05.....................        810,343
                     Time Warner Inc.:
    90,000   BBB+      6.125% due 4/15/06............................................................         97,006
   250,000   BBB+      6.875% due 5/1/12.............................................................        283,692
   125,000   BBB+      Debentures, 7.570% due 2/1/24.................................................        144,169
                       Notes:
 1,000,000   BBB+       7.975% due 8/15/04...........................................................      1,027,564
   110,000   BBB+       8.110% due 8/15/06...........................................................        124,392
                                                                                                        ------------
                                                                                                           3,495,642
                                                                                                        ------------

Multi-National -- 0.2%
   725,000   AAA     International Bank for Reconstruction & Development, Notes, 6.015% due 6/21/04..        735,981
                                                                                                        ------------

Oil & Gas Producers -- 0.7%
   755,000   AA+     Atlantic Richfield Co., Debentures, 9.125% due 3/1/11...........................        994,559
   180,000   A-      ConocoPhillips, Notes, 8.500% due 5/25/05.......................................        194,997
   190,000   A-      Encana Corp., Bonds, 6.300% due 11/1/11.........................................        213,854
   670,000   BBB+    Norcen Energy Resources, Debentures, 7.375% due 5/15/06.........................        736,278
   125,000   BBB+    Occidental Petroleum Corp., Sr. Notes, 6.750% due 1/15/12.......................        144,186
   240,000   BBB-    Ocean Energy Inc., 4.375% due 10/1/07...........................................        250,400
                                                                                                        ------------
                                                                                                           2,534,274
                                                                                                        ------------

Pharmaceuticals -- 0.9%
   235,000   AA-     Bristol-Myers Squibb & Co., Notes, 5.750% due 10/1/11...........................        257,420
 2,825,000   AAA     Merck & Co. Inc., Notes, 5.760% due 5/3/37......................................      3,169,816
                                                                                                        ------------
                                                                                                           3,427,236
                                                                                                        ------------

Real Estate Investment Trusts -- 0.3%
   325,000   BBB+    Archstone Smith Trust, Notes, 3.000% due 6/15/08................................        319,419
   225,000   BBB+    Avalonbay Communities Inc., Notes, MTN Series, 5.000% due 8/1/07................        239,534
   650,000   BBB+    ERP Operating LP, Notes, 6.625% due 3/15/12.....................................        738,149
                                                                                                        ------------
                                                                                                           1,297,102
                                                                                                        ------------

Retail -- 0.1%
                     Wal-Mart Stores Inc.:
    40,000   AA        Notes, 3.375% due 10/1/08.....................................................         40,156
   145,000   AA        Sr. Notes, 6.875% due 8/10/09.................................................        169,682
                                                                                                        ------------
                                                                                                             209,838
                                                                                                        ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
--------------------------------------------------------------------------------------------------------------------------

  Face
 Amount+    Rating(c)                                         Security                                           Value
--------------------------------------------------------------------------------------------------------------------------

Savings & Loans -- 0.2%
  315,000     BBB-     Green Point Financial Corp., 3.200% due 6/6/08........................................ $    309,248
  335,000     AAA      US Central Credit Union, Notes, 2.750% due 5/30/08....................................      328,632
                                                                                                              ------------
                                                                                                                   637,880
                                                                                                              ------------

Telecommunications -- 1.2%
  225,000     A+       Ameritech Capital Funding Corp., 6.250% due 5/18/09...................................      249,571
                       Deutsche Telekom International Finance BV:
  625,000     BBB+       8.250% due 6/15/05..................................................................      675,277
   30,000     BBB+       8.500% due 6/15/10..................................................................       36,542
  300,000     A+       GTE California Inc., Series H, Debentures, 7.650% due 3/15/07.........................      341,854
  100,000     A        Telefonica Europa BV, 7.750% due 9/15/10..............................................      120,048
  130,000     A+       Verizon Global Funding Corp., Notes, 7.250% due 12/1/10...............................      152,093
  895,000     A+       Verizon New Jersey Inc., Series A, Debentures, 5.875% due 1/17/12.....................      968,124
  700,000     A+       Verizon Wireless, Notes, 1.190% due 5/23/05 (d).......................................      699,362
                       Vodafone Group PLC, Notes:
  390,000     A          3.950% due 1/30/08..................................................................      400,816
  360,000     A          7.750% due 2/15/10..................................................................      431,223
                       WorldCom, Inc.:
  270,000     NR         Notes, 7.375% due 1/15/06 (d)(e)....................................................       97,200
  500,000     NR         Sr. Notes, 8.250% due 5/15/10 (e)...................................................      180,000
                                                                                                              ------------
                                                                                                                 4,352,110
                                                                                                              ------------

Transportation -- 0.1%
  300,000     BBB+     Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07.........................      346,523
                                                                                                              ------------
                       TOTAL CORPORATE BONDS AND NOTES
                       (Cost -- $61,984,217).................................................................   63,959,282
                                                                                                              ------------
MUNICIPAL BOND INVESTMENTS -- 0.3%
  375,000     BBB+     California State Department of Water Resources, Power Supply System Revenue, Series E,
                        3.585% due 5/1/04....................................................................      376,226
  600,000     AAA      Oregon School Boards Association, zero coupon due 6/30/09.............................      495,138
  345,000     AA       Texas State Public Finance Authority Revenue, 3.125% due 6/15/07......................      348,919
                                                                                                              ------------
                       TOTAL MUNICIPAL BOND INVESTMENTS
                       (Cost -- $1,200,410)..................................................................    1,220,283
                                                                                                              ------------
MORTGAGE-BACKED SECURITIES -- 13.5%

Federal Home Loan Mortgage Corporation (FHLMC) -- 3.1%
                       FHLMC Gold:
1,500,000                4.250% due 3/22/06 (b)..............................................................    1,502,664
    8,460                6.000% due 5/1/16...................................................................        8,924
3,579,673                6.500% due 7/1/14 - 8/15/17.........................................................    3,682,127
   42,208                4.500% due 6/1/18...................................................................       42,693
4,478,751                5.500% due 10/1/13 - 7/1/18.........................................................    4,672,098
  198,954                5.000% due 10/1/33..................................................................      199,508
1,652,901                4.837% due 11/1/33 (b)..............................................................    1,685,230
                                                                                                              ------------
                                                                                                                11,793,244
                                                                                                              ------------

Federal National Mortgage Association (FNMA) -- 3.8%
                       FNMA:
1,706,357                6.225% due 7/1/08...................................................................    1,872,104
1,939,880                5.500% due 12/1/08 - 8/1/16.........................................................    2,032,173
  954,703                6.000% due 6/1/14 - 4/1/17..........................................................    1,007,622

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------------------

  Face
 Amount+                                           Security                                            Value
----------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA) -- 3.8% (continued)
   374,165       7.000% due 9/1/26................................................................. $    398,775
    57,349       6.765% due 3/1/30.................................................................       58,804
   175,361       7.048% due 6/1/30.................................................................      178,916
 2,403,238       6.500% due 5/25/31................................................................    2,576,584
   393,688       3.310% due 2/25/32................................................................      391,679
   640,089       1.494% due 5/18/32................................................................      642,787
 3,066,310       5.000% due 10/1/18 - 8/1/33.......................................................    3,151,027
   745,821       6.257% due 4/1/40.................................................................      776,124
 1,325,000       4.022% due 12/1/99 (f)............................................................    1,343,272
                                                                                                    ------------
                                                                                                      14,429,867
                                                                                                    ------------

Government National Mortgage Association (GNMA) -- 0.9%
               GNMA I:
   830,121       6.500% due 6/15/08................................................................      887,331
   206,907       9.000% due 7/15/30 - 9/15/30......................................................      226,476
   387,464       8.500% due 4/15/30 - 11/15/30.....................................................      423,204
   513,155       1.494% due 3/16/32................................................................      515,073
    62,308       4.500% due 9/15/33................................................................       60,774
               GNMA II:
   465,169       4.375% due 2/20/26................................................................      471,836
   274,165       4.625% due 10/20/27...............................................................      280,028
    14,070       8.000% due 3/20/30................................................................       15,252
   456,625       4.000% due 5/20/30................................................................      464,393
                                                                                                    ------------
                                                                                                       3,344,367
                                                                                                    ------------

Collateralized Mortgage Obligation (CMO) -- 5.7%
               Bear Stearns Adjustable Rate Mortgage Trust:
   440,712       5.800% due 8/25/32................................................................      446,922
   489,503       6.040% due 10/25/32...............................................................      510,241
   339,301       5.648% due 2/25/33................................................................      342,016
   565,023     Capco America Securitization Corp., 5.860% due 10/15/30.............................      601,893
   127,860     Capital Asset Research Funding L.P., 5.905% due 12/15/05 (d)........................      125,126
 1,000,000     Capital Auto Receivables Asset Trust, 3.580% due 10/16/06...........................    1,028,096
 2,000,000     Chase Commercial Mortgage Securities Corp., 7.370% due 6/19/29......................    2,236,222
   164,089     CS First Boston Mortgage Securities Corp., 6.500% due 4/25/16.......................      169,306
               Fannie Mae:
   817,386       5.239% due 1/25/08................................................................      866,500
 1,693,913       7.000% due 4/25/24................................................................    1,805,609
   366,682       1.540% due 10/25/30...............................................................      368,957
   345,407     Federal Home Loan Mortgage Corp. (FHLMC), 6.500% due 2/15/30........................      351,843
   274,735     G-Wing Ltd., 3.750% due 11/16/11 (d)................................................      274,049
   590,089     Government National Mortgage Association (GNMA), 1.644% due 12/16/25................      594,372
   300,000     GS Mortgage Securities Corp. II, 6.624% due 5/3/18 (d)..............................      340,602
 1,325,000     Honda Auto Receivables Owner Trust, Auto 5.3, 4.490% due 9/17/07....................    1,373,966
   830,755     LB Commercial Conduit Mortgage Trust, 7.105% due 10/15/32...........................      898,208
   859,895     LB-UBS Commercial Mortgage Trust, 6.410% due 12/15/19...............................      941,545
   825,000     MBNA Master Credit Card Trust USA, 7.800% due 10/15/12..............................    1,006,802
 1,135,000     Merrill Lynch Mortgage Investors, Inc., 6.540% due 12/10/29.........................    1,260,629
   589,757     Nissan Auto Receivables Owner Trust, 5.350% due 10/15/06............................      597,524
   118,419     Ryland Mortgage Securities Corp., 4.541% due 10/25/31...............................      120,686
 2,373,042     Small Business Administration Participation Certificates, 5.080% due 11/1/22 (b)....    2,452,583

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Intermediate Fixed Income Investments
---------------------------------------------------------------------------------------------------------------

     Face
    Amount+                                             Security                                      Value
---------------------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligation (CMO) -- 5.7% (continued)
                          Structured Asset Securities Corp.:
   713,909                  3.357% due 4/25/31 (d)................................................ $    686,466
   287,956                  6.150% due 7/25/32....................................................      301,536
 1,221,506                United Mortgage Securities Corp., 3.906% due 6/25/32....................    1,235,506
   391,541                Washington Mutual, Inc., 6.282% due 7/25/32.............................      400,983
                                                                                                   ------------
                                                                                                     21,338,188
                                                                                                   ------------
                          TOTAL MORTGAGE-BACKED SECURITIES
                          (Cost -- $48,992,145)...................................................   50,905,666
                                                                                                   ------------

     Face
    Amount+     Rating(c)
----------      ---------
SOVEREIGN BONDS -- 5.2%
 3,325,000/CAD/   AAA     Canadian Government Bond, 4.250% due 9/1/08.............................    2,570,288
 1,725,000/DEM/   AAA     Federal Republic of Germany, 3.500% due 10/10/08........................    2,182,005
 7,800,000/FRF/   AAA     French Treasury Notes, 4.500% due 7/12/06...............................   10,170,135
22,050,000/SEK/   AAA     Kingdom of Sweden, 3.500% due 4/20/06...................................    3,001,831
   400,000        BBB     South Africa Notes, 7.375% due 4/25/12..................................      461,000
                          United Mexican States, Notes:
   125,000        BBB-      4.625% due 10/8/08....................................................      128,313
   800,000        BBB-      8.375% due 1/14/11....................................................      963,000
    40,000        BBB-      5.875% due 1/15/14....................................................       40,840
                                                                                                   ------------
                          TOTAL SOVEREIGN BONDS
                          (Cost -- $19,050,240)...................................................   19,517,412
                                                                                                   ------------
                          SUB-TOTAL INVESTMENTS
                          (Cost -- $246,873,114)..................................................  254,185,832
                                                                                                   ------------
SHORT-TERM INVESTMENTS -- 32.6%
COMMERCIAL PAPER -- 10.2%
 3,600,000                ABN Amro North America, 1.030% due 4/28/04..............................    3,594,026
 1,350,000                Altria Group, Inc., 1.800% due 10/29/04.................................    1,350,000
   700,000                ANZ Delaware Inc., 1.030% due 5/17/07...................................      698,458
   700,000                ASB Bank LTD, 1.040% due 4/30/04........................................      698,786
   700,000                Barclays U.S. Fund, 1.020% due 4/6/04...................................      699,286
 4,000,000                CBA Finance, Discount Note, 1.030% due 5/10/04..........................    3,991,760
   700,000                CDC Commercial, 1.025% due 4/16/04......................................      699,083
 3,200,000                Danske Corp., 1.025% due 3/19/04........................................    3,194,636
   900,000                Federal Home Loan Mortgage Corp. (FHLMC), zero coupon due 4/16/04 (a)...      898,856
                          Federal National Mortgage Association (FNMA):
 5,600,000                  1.000% due 4/21/04 (a)................................................    5,592,067
 1,900,000                  1.015% due 5/5/04.....................................................    1,896,518
 1,800,000                  Zero coupon due 3/1/04................................................    1,800,000
   700,000                General Electric Capital Corp., 1.040% due 5/27/04......................      698,241
 1,900,000                HBOS Treasury Service, 1.130% due 3/14/04...............................    1,899,106
 2,000,000                Lloyds Bank PLC, 1.045% due 6/3/04......................................    1,994,543
 1,200,000                Royal Bank of Scotland, 1.030% due 5/11/04..............................    1,198,374
 1,900,000                Shell Finance, 1.015% due 4/8/04........................................    1,897,964
 3,800,000                UBS Finance Delaware LLC, 1.020% due 6/3/04.............................    3,789,879
 1,700,000                Unicredito Delaware, 1.040% due 4/14/04.................................    1,697,839
                                                                                                   ------------
                          TOTAL COMMERCIAL PAPER
                          (Cost -- $38,289,422)...................................................   38,289,422
                                                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

   Intermediate Fixed Income Investments
   -------------------------------------------------------------------------

      Face
     Amount                      Security                       Value
   -------------------------------------------------------------------------
   U.S. TREASURY BILLS -- 10.6%
               U.S. Treasury Bills:
   $   730,000  Due 3/18/04................................. $    729,696
    20,000,000  Due 3/25/04.................................   19,987,666
     4,800,000  Due 4/8/04 (a)..............................    4,794,933
     3,900,000  Due 6/3/04 (a)..............................    3,889,664
     6,000,000  Due 6/10/04 (a).............................    5,983,335
     4,800,000  Due 6/17/04 (a).............................    4,786,248
                                                             ------------
               TOTAL U.S. TREASURY BILLS (Cost --
               $40,171,542).................................   40,171,542
                                                             ------------
   REPURCHASE AGREEMENTS -- 11.8%
    10,222,000 State Street Bank and Trust Co. dated
                2/27/04, 0.920% due 3/1/04; Proceeds at
                maturity -- $10,222,784; (Fully
                collateralized by U.S. Treasury Bonds,
                8.000% due 11/15/21; Market value --
                $10,428,647)................................   10,222,000
    34,336,000 UBS Warburg Securities Inc. dated 2/27/04,
                1.000% due 3/1/04; Proceeds at maturity --
                $34,338,861; (Fully collateralized by U.S.
                Treasury Notes, 1.500% to 4.370% due
                7/31/05 to 2/15/09; Market value --
                $35,022,720)................................   34,336,000
                                                             ------------
               TOTAL REPURCHASE AGREEMENTS (Cost --
               $44,558,000).................................   44,558,000
                                                             ------------
               TOTAL SHORT-TERM INVESTMENTS (Cost --
               $123,018,964)................................  123,018,964
                                                             ------------
               TOTAL INVESTMENTS -- 100.0% (Cost --
               $369,892,078**).............................. $377,204,796
                                                             ============
   LOANED SECURITIES COLLATERAL
    81,137,288 State Street Navigator Securities Lending
               Trust Prime Portfolio (Cost -- $81,137,288).. $ 81,137,288
                                                             ============

--------
+  Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All or a portion of this security is on loan (See Note 11).
(b) All or a portion of this security is segregated open futures contracts and/or to-be-announced securities.
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk(*), are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1993. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(e) Security is currently in default.
(f) Security is traded on a "to-be-announced" basis (See Note 9).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 66 for definitions of ratings and certain abbreviations.

   Currency abbreviations used in this schedule:

                            CAD --  Canadian Dollar
                            DEM --  German Mark
                            FRF --  French Franc
                            SEK --  Swedish Krona

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
----------------------------------------------------------------------------------------------------------

   Face
  Amount                                            Security                                      Value
----------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATIONS -- 39.9%

                     U.S. Treasury Bonds:
$1,960,000             8.125% due 8/15/19 (a)(b).............................................. $ 2,722,258
   100,000             8.000% due 11/15/21 (a)................................................     139,035
 1,730,000             6.250% due 8/15/23 (a).................................................   2,036,063
 1,925,000             5.375% due 2/15/31 (a).................................................   2,074,940
   230,000           Stripped Principal Payment only, zero coupon due 8/15/26 (a).............      70,434
                                                                                               -----------
                     TOTAL U.S. GOVERNMENT OBLIGATIONS
                     (Cost -- $6,796,336).....................................................   7,042,730
                                                                                               -----------

   Face
  Amount   Rating(c)
---------- ---------
CORPORATE BONDS AND NOTES -- 54.7%

Aerospace/Defense -- 1.0%
    50,000   A       The Boeing Co., Debentures, 7.250% due 6/15/25...........................      58,622
    60,000   BBB     Lockheed Martin Corp., Bonds, 8.500% due 12/1/29.........................      80,464
    30,000   BBB-    Raytheon Co., Debentures, 7.000% due 11/1/28.............................      33,603
                                                                                               -----------
                                                                                                   172,689
                                                                                               -----------

Agriculture -- 0.9%
   150,000   BBB     Altria Group, Inc., Debentures, 7.750% due 1/15/27.......................     167,095
                                                                                               -----------

Auto Manufacturers -- 2.4%
   120,000   BBB     DaimlerChrysler NA Holding Corp., 8.500% due 1/18/31.....................     146,130
   250,000   BBB     General Motors Corp., Debentures, 8.250% due 7/15/23.....................     280,399
                                                                                               -----------
                                                                                                   426,529
                                                                                               -----------

Banks -- 4.0%
   130,000   A       Bank of America Corp., Sub. Notes, 7.250% due 10/15/25...................     154,395
   120,000   A-      Bank One Corp., Sub. Debentures, 8.000% due 4/29/27......................     154,214
   110,000   A+      HBOS PLC, Sub. Bonds, 6.000% due 11/1/33 (d).............................     113,309
   230,000   A-      Wachovia Corp., Sub. Debentures, 7.500% due 4/15/35......................     292,149
                                                                                               -----------
                                                                                                   714,067
                                                                                               -----------

Beverages -- 1.0%
   100,000   A+      Anheuser-Busch Cos., Inc., Debentures, 6.500% due 2/1/43.................     112,539
    60,000   A       Coca-Cola Enterprises, Inc., Debentures, 6.700% due 10/15/36.............      68,494
                                                                                               -----------
                                                                                                   181,033
                                                                                               -----------

Chemicals -- 0.6%
    60,000   A+      Bayer Corp., Debentures, 6.650% due 2/15/28 (d)..........................      65,926
    30,000   A-      The Dow Chemical Co., Debentures, 7.375% due 11/1/29.....................      34,990
                                                                                               -----------
                                                                                                   100,916
                                                                                               -----------

Computers -- 0.4%
    70,000   A+      International Business Machines Corp., Debentures, 5.875% due 11/29/32...      72,574
                                                                                               -----------

Diversified Financial Services -- 6.1%
    90,000   A       Bear, Stearns & Co. Inc., Notes, 4.650% due 7/2/18.......................      85,216
   170,000   BBB-    Ford Motor Credit Co., Notes, 7.000% due 10/1/13.........................     179,488
   210,000   AAA     General Electric Capital Corp., Notes, 6.750% due 3/15/32................     241,487
   110,000   A+      The Goldman Sachs Group, Inc., Notes, 6.125% due 2/15/33.................     112,720

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
-----------------------------------------------------------------------------------------------

 Face
Amount  Rating(c)                            Security                                  Value
-----------------------------------------------------------------------------------------------

Diversified Financial Services -- 6.1% (continued)
$50,000   A       Household Finance Corp., Bonds, 7.350% due 11/27/32.............   $   60,650
 70,000   A       J.P. Morgan Chase & Co., Sub. Notes, 5.250% due 5/1/15..........       72,121
 30,000   A+      Merrill Lynch & Co., Inc., Notes, 6.750% due 6/1/28.............       33,947
150,000   A+      Morgan Stanley, Notes, 7.250% due 4/1/32........................      180,794
110,000   A       SLM Corp., Notes, 5.625% due 8/1/33.............................      107,326
                                                                                     ----------
                                                                                      1,073,749
                                                                                     ----------

Electric -- 2.3%
100,000   A-      Commonwealth Edison Co., Secured Bonds, 5.875% due 2/1/33.......      103,419
 30,000   A-      Detroit Edison Co., Secured Notes, 6.350% due 10/15/32..........       32,395
 90,000   BBB+    Dominion Resources, Inc., Sr. Notes, 6.750% due 12/15/32........       98,451
110,000   BB+     FirstEnergy Corp., Notes, 7.375% due 11/15/31...................      122,031
 40,000   BBB     OnCor Electric Delivery Co., Secured Notes, 7.250% due 1/15/33..       47,089
                                                                                     ----------
                                                                                        403,385
                                                                                     ----------

Food -- 0.5%
 20,000   BBB     Kellogg Co., Debentures, 7.450% due 4/1/31......................       24,526
 50,000   BBB+    Kraft Foods Inc., Bonds, 6.500% due 11/1/31.....................       54,605
                                                                                     ----------
                                                                                         79,131
                                                                                     ----------

Forest Products & Paper -- 0.5%
 30,000   BBB     MeadWestvaco Corp., 6.800% due 11/15/32.........................       31,842
 50,000   BBB     Weyerhaeuser Co., Debentures, 7.375% due 3/15/32................       57,502
                                                                                     ----------
                                                                                         89,344
                                                                                     ----------

Healthcare - Services -- 0.5%
                  Tenet Healthcare Corp.:
 50,000   B+        Notes, 7.375% due 2/1/13 (a)..................................       46,500
 50,000   B+        Sr. Notes, 6.375% due 12/1/11.................................       44,625
                                                                                     ----------
                                                                                         91,125
                                                                                     ----------

Media -- 5.6%
 90,000   BBB     Comcast Corp., 7.050% due 3/15/33...............................       99,510
110,000   BBB     Cox Communications Inc., Debentures, 6.800% due 8/1/28..........      121,420
 30,000   BBB-    Liberty Media Corp., Debentures, 8.250% due 2/1/30..............       36,421
190,000   BBB-    News America Holdings, 7.750% due 12/1/45.......................      230,254
100,000   BBB     TCI Communications Inc., Sr. Notes, 7.125% due 2/15/28..........      111,391
230,000   BBB+    Time Warner Inc., 7.700% due 5/1/32.............................      271,621
100,000   A-      Viacom Inc., 7.875% due 7/30/30.................................      126,691
                                                                                     ----------
                                                                                        997,308
                                                                                     ----------

Miscellaneous Manufacturer -- 1.1%
180,000   BBB-    Tyco International Group S.A., 6.875% due 1/15/29...............      189,050
                                                                                     ----------

Municipal -- 1.1%
210,000   AA      State of Illinois, 5.100% due 6/1/33............................      200,758
                                                                                     ----------

Oil & Gas -- 3.4%
100,000   BBB+    Anadarko Finance Co., 7.500% due 5/1/31.........................      120,972
 80,000   A-      Conoco Funding Co., 7.250% due 10/15/31.........................       96,947

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
----------------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                                Security                                      Value
----------------------------------------------------------------------------------------------------------

Oil & Gas -- 3.4% (continued)
 $110,000   A-      ConocoPhillips, Sr. Notes, 6.950% due 4/15/29............................ $    128,315
  100,000   BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32.......................      124,639
  130,000   BBB+    Michigan Consolidated Gas, First Mortgage, 5.700% due 3/15/33............      127,716
                                                                                              ------------
                                                                                                   598,589
                                                                                              ------------

Pipelines -- 1.7%
   70,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (a)..................       67,200
   20,000   B-      Southern Natural Gas Co., Notes, 8.000% due 3/1/32.......................       20,600
  140,000   BBB     Texas Eastern Transmission, L.P., Sr. Notes, 7.000% due 7/15/32..........      157,605
   50,000   B+      The Williams Cos., Inc., Debentures, 7.500% due 1/15/31..................       48,750
                                                                                              ------------
                                                                                                   294,155
                                                                                              ------------

Retail -- 1.4%
  120,000   A+      Target Corp., Debentures, 6.350% due 11/1/32.............................      130,311
   90,000   AA      Wal-Mart Stores, Notes, 7.550% due 2/15/30...............................      113,350
                                                                                              ------------
                                                                                                   243,661
                                                                                              ------------

Sovereign -- 13.8%
  400,000   AAA     Fannie Mae, Notes, 6.125% due 3/15/12 (a)................................      454,637
                    Freddie Mac:
  850,000   AAA       Bonds, 6.750% due 3/15/31..............................................    1,016,972
  400,000   AAA       Notes, 6.250% due 7/15/32..............................................      451,260
  340,000   BBB-    United Mexican States, Bonds, 11.500% due 5/15/26........................      514,250
                                                                                              ------------
                                                                                                 2,437,119
                                                                                              ------------

Telecommunications -- 5.7%
   30,000   A+      Ameritech Capital Funding Corp., 6.550% due 1/15/28......................       31,741
   40,000   BBB     AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31................       51,408
  110,000   A+      BellSouth Corp., Notes, 6.875% due 10/15/31..............................      121,685
   50,000   A-      British Telecom PLC, Bonds, 8.875% due 12/15/30..........................       66,419
   80,000   BBB+    Deutsche Telekom International Finance B.V., Bonds, 8.750% due 6/15/30...      103,431
   40,000   BBB+    France Telecom, Notes, 9.750% due 3/1/31.................................       53,078
  250,000   A+      New York Telephone Co., Debentures, 6.700% due 11/1/23...................      261,436
   30,000   CCC+    Qwest Capital Funding Inc., 7.750% due 2/15/31...........................       25,200
  140,000   BBB-    Sprint Capital Corp., 8.750% due 3/15/32.................................      174,272
   60,000   BBB+    Telecom Italia Capital, 6.375% due 11/15/33 (d)..........................       61,858
   40,000   A       Vodafone Group PLC, Notes, 7.875% due 2/15/30............................       50,326
                                                                                              ------------
                                                                                                 1,000,854
                                                                                              ------------

Transportation -- 0.7%
   70,000   BBB     Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31....................       82,728
   40,000   BBB     Union Pacific Corp., Debentures, 6.625% due 2/1/29.......................       44,447
                                                                                              ------------
                                                                                                   127,175
                                                                                              ------------
                    TOTAL CORPORATE BONDS AND NOTES
                    (Cost -- $9,111,602).....................................................    9,660,306
                                                                                              ------------
                    SUB-TOTAL INVESTMENTS
                    (Cost -- $15,907,938)....................................................   16,703,036
                                                                                              ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Long-Term Bond Investments
------------------------------------------------------------------------------

   Face
  Amount                          Security                            Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
COMMERCIAL PAPER -- 0.3%
$   50,000 Federal National Mortgage Association, zero coupon due
           3/24/04 (Cost -- $49,965).............................. $    49,965
                                                                   -----------
REPURCHASE AGREEMENT -- 5.1%
   904,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due
            3/1/04; Proceeds at maturity -- $904,075; (Fully
            collateralized by U.S. Treasury Notes, 1.500% to
            4.375% due 7/31/05 to 2/15/09; Market value --
            $922,080) (Cost -- $904,000)..........................     904,000
                                                                   -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost -- $953,965).....................................     953,965
                                                                   -----------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $16,861,903**)................................ $17,657,001
                                                                   ===========
LOANED SECURITIES COLLATERAL
 1,765,478 State Street Navigator Securities Lending Trust Prime
           Portfolio (Cost -- $1,765,478)......................... $ 1,765,478
                                                                   ===========

--------
(a) All or a portion of the security is on loan (See Note 11).
(b) All or a portion of this security is segregated for open futures contracts.
(c) All ratings are by Standard & Poor's Rating Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 66 for definitions of ratings and certain abbreviations.




                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Municipal Bond Investments
--------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                            Security                                                Value
--------------------------------------------------------------------------------------------------------------------------------

Arizona -- 3.4%
$1,000,000  Aaa*     Arizona Student Loan Acquisition Authority Revenue, Series A-1, 5.650% due 5/1/14.............. $ 1,090,780
                                                                                                                     -----------

California -- 3.8%
 1,110,000  AAA      Costa Mesa, CA Certificate of Participation, MBIA-Insured, 5.000% due 10/1/18..................   1,220,745
                                                                                                                     -----------

District of Columbia -- 3.6%
 1,075,000  AAA      Metropolitan Washington D.C. Airport Authority System, Series D, FSA-Insured, 5.375% due
                      10/1/18.......................................................................................   1,166,762
                                                                                                                     -----------

Florida -- 7.1%
 1,000,000  AAA      Broward County, FL Water & Sewer Utility Revenue, Series B, AMBAC-Insured, 4.000% due 10/1/18..   1,007,900
 1,000,000  AAA      Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20....   1,097,580
   200,000  A-1      Putnam County, FL Development Authority PCR, 0.970% due 9/1/24 (b)(c)..........................     200,000
                                                                                                                     -----------
                                                                                                                       2,305,480
                                                                                                                     -----------

Hawaii -- 3.5%
 1,000,000  AA-      Maui County, HI GO, Series A, 5.500% due 3/1/15................................................   1,145,140
                                                                                                                     -----------

Illinois -- 7.2%
 1,000,000  AAA      Chicago, IL Board of Education GO, School Reform Board, Series A, FGIC-Insured, 5.250% due
                      12/1/20.......................................................................................   1,147,460
 1,000,000  AAA      University of Illinois, University Revenue, Series B, FGIC-Insured, 5.500% due 4/1/19..........   1,177,300
                                                                                                                     -----------
                                                                                                                       2,324,760
                                                                                                                     -----------

Indiana -- 10.4%
 1,000,000  Aaa*     Allen County, IN Public Library Building Corp., MBIA-Insured, 5.000% due 1/15/17...............   1,084,030
 1,200,000  A        Indiana Bond Bank Special Project-Hendricks, Series B, 6.125% due 2/1/17.......................   1,271,988
 1,000,000  AA-      Indiana Health Facility Financing Authority, Hospital Revenue, Series A, 5.750% due 9/1/15.....   1,017,360
                                                                                                                     -----------
                                                                                                                       3,373,378
                                                                                                                     -----------

Iowa -- 3.6%
 1,000,000  AAA      Des Moines, IA Public Parking System Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13........   1,175,400
                                                                                                                     -----------

Michigan -- 4.5%
 1,000,000  AAA      Michigan State House of Representatives Certificate of Participation, AMBAC-Insured, 5.250%
                      due 8/15/14...................................................................................   1,165,380
   300,000  A-1+     University of Michigan, University Revenue, 0.980% due 12/1/19 (b)(c)..........................     300,000
                                                                                                                     -----------
                                                                                                                       1,465,380
                                                                                                                     -----------

Minnesota -- 2.4%
   750,000  AAA      Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A,
                      (Pre-Refunded -- Escrowed with U.S. government securities to 1/1/17 Call @ 100), 5.750% due
                      1/1/18........................................................................................     768,202
                                                                                                                     -----------

Missouri -- 2.8%
   200,000  A-1+     Curators University, MO System Facilities Revenue, Series A, 0.980% due 11/1/32 (b)(c).........     200,000
   690,000  VMIG 1*  Missouri State Health and Educational Facilities Authority, Educational Facilities
                      Revenue, 1.030% due 7/1/32 (b)(c).............................................................     690,000
                                                                                                                     -----------
                                                                                                                         890,000
                                                                                                                     -----------

Montana -- 0.3%
   100,000  A-1+     Forsyth, MT PCR, 1.000% due 1/1/18 (b)(c)......................................................     100,000
                                                                                                                     -----------

Nevada -- 4.1%
 1,220,000  AAA      University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due
                      7/1/16........................................................................................   1,340,182
                                                                                                                     -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Municipal Bond Investments
------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                           Security                                               Value
------------------------------------------------------------------------------------------------------------------------------

New York -- 3.9%
$1,100,000  AAA      New York State Urban Development Corporate Revenue, Series A, 5.250% due 1/1/14.............. $ 1,271,743
                                                                                                                   -----------

North Carolina -- 3.4%
 1,000,000  AAA      Johnston County, NC GO, FGIC-Insured, 5.000% due 6/1/21......................................   1,086,550
                                                                                                                   -----------

Oklahoma -- 3.3%
 1,000,000  AAA      Oklahoma City, OK Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21....................   1,072,100
                                                                                                                   -----------

Pennsylvania -- 3.1%
 1,000,000  Aaa*     Pennsylvania State Higher Educational Facilities Authority Revenue, Series Z, MBIA-Insured,
                      4.000% due 6/15/20..........................................................................     990,430
                                                                                                                   -----------

Tennessee -- 9.6%
   100,000  VMIG 1*  Blount County, TN Public Building Authority, 0.990% due 6/1/22 (b)(c)........................     100,000
                     Sevier County, TN Public Building Authority, FSA-Insured (b)(c):
 2,000,000  VMIG 1*    0.990% due 6/1/23..........................................................................   2,000,000
   500,000  VMIG 1*    0.990% due 6/1/25..........................................................................     500,000
   500,000  VMIG 1*    0.990% due 6/1/27..........................................................................     500,000
                                                                                                                   -----------
                                                                                                                     3,100,000
                                                                                                                   -----------

Texas -- 9.9%
 1,000,000  AAA      Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16...........................................   1,159,160
   930,000  AAA      Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A,
                      GNMA/FNMA-Insured, 6.200% due 7/1/19........................................................     980,034
 1,000,000  AAA      University of North Texas, University Revenue, FGIC-Insured, 5.000% due 4/15/18..............   1,076,580
                                                                                                                   -----------
                                                                                                                     3,215,774
                                                                                                                   -----------

Washington -- 6.5%
 1,000,000  AAA      Seattle, WA Water System Revenue, MBIA-Insured, 4.625% due 9/1/24............................   1,015,750
 1,000,000  AAA      Washington State GO, MBIA-Insured, 5.000% due 1/1/17.........................................   1,084,070
                                                                                                                   -----------
                                                                                                                     2,099,820
                                                                                                                   -----------

Wisconsin -- 3.6%
 1,000,000  Aaa*     Sun Prairie, WI Area School District GO, FGIC-Insured, 5.625% due 4/1/16.....................   1,149,620
                                                                                                                   -----------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $30,364,690**) ..................................................................... $32,352,246
                                                                                                                   ===========

--------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Rate shown reflects current rate on instruments with variable or step coupon rates.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 66 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

          Summary of Investments by Industry*
          (unaudited)

 Education.............................................................  27.7%
 Facility..............................................................  21.1
 General Obligation Bond...............................................  13.9
 Medical...............................................................   8.7
 Bank..................................................................   3.9
 Student Loan..........................................................   3.4
 Airport...............................................................   3.3
 Utility...............................................................   3.1
 Housing...............................................................   3.0
 Pollution.............................................................   0.9
 Other.................................................................  11.0
                                                                        -----
                                                                        100.0%
                                                                        =====

--------
*As a percentage of total investments. Please note that Fund holdings are as of February 29, 2004 and are subject to change.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

           Mortgage Backed Investments
           -------------------------------------------------------------------

              Face
             Amount                     Security                      Value
           -------------------------------------------------------------------
           MORTGAGE-BACKED SECURITIES -- 81.7%

           Federal Home Loan Mortgage Corporation (FHLMC) -- 27.4%
                           FHLMC:
           $   55,050        10.000% due 4/1/09 - 10/1/09......... $    60,585
               24,714        10.250% due 5/1/09 - 2/1/10..........      27,331
               42,162        9.000% due 12/1/04 - 7/1/11..........      45,212
               35,473        11.500% due 10/1/15..................      40,644
                4,706        7.500% due 7/1/16....................       5,079
              102,972        9.500% due 10/1/08 - 8/1/16..........     111,082
              255,043        8.000% due 8/1/08 - 6/1/17...........     278,868
              642,066        8.500% due 12/1/06 - 7/1/17..........     703,203
                           Gold:
               12,184        9.500% due 4/1/10....................      13,207
              120,250        8.500% due 9/1/08 - 2/1/18...........     130,889
              958,489        7.500% due 12/1/12 - 5/1/25..........   1,035,448
              861,586        8.000% due 2/1/07 - 12/1/26..........     937,739
            1,597,120        7.000% due 5/1/12 - 9/1/28...........   1,700,773
            3,468,190        6.500% due 2/1/11 - 3/1/33...........   3,656,785
            7,253,000        4.500% due 3/1/34 (a)+...............   7,202,294
            7,705,433        6.000% due 6/1/17 - 4/1/34 (a)+......   8,054,726
                                                                   -----------
                                                                    24,003,865
                                                                   -----------

           Federal National Mortgage Association (FNMA) -- 31.6%
                           FNMA:
               34,148        10.750% due 10/1/12..................      37,954
                4,019        12.500% due 6/1/15...................       4,263
              111,923        8.500% due 6/1/06 - 6/1/17...........     119,575
              115,215        9.000% due 10/1/05 - 3/1/18..........     123,498
                5,329        10.000% due 1/1/21...................       6,009
               69,929        9.500% due 11/1/09 - 11/1/21.........      76,707
              296,035        8.000% due 8/1/07 - 12/1/22..........     322,390
              562,191        7.500% due 12/1/06 - 9/1/23..........     605,512
            1,194,890        7.000% due 3/1/17 - 12/1/26..........   1,275,094
            3,335,889        6.500% due 3/1/09 - 2/1/33...........   3,551,555
            9,741,883        6.000% due 9/1/08 - 5/1/33 (b).......  10,239,082
           10,980,861        5.500% due 11/1/08 - 11/1/33 (a).....  11,363,729
                                                                   -----------
                                                                    27,725,368
                                                                   -----------

           Government National Mortgage Association (GNMA) -- 3.8%
                           GNMA I:
               17,596        11.000% due 7/15/10 - 9/15/10........      19,874
               10,390        9.000% due 10/15/16..................      11,597
               36,562        9.500% due 12/15/16 - 8/15/19........      40,888
              333,692        8.000% due 1/15/14 - 8/15/23.........     367,185
              176,448        8.500% due 5/15/17 - 7/15/27.........     194,818
              417,867        7.500% due 8/15/27 - 9/15/27.........     450,325
            1,591,228        7.000% due 4/15/23 - 3/15/28.........   1,701,369
                           GNMA II:
               53,221        7.000% due 11/20/16..................      56,913
              111,198        9.000% due 4/20/17 - 11/20/21........     123,704
                6,010        6.500% due 12/20/23..................       6,378
              237,125        8.500% due 6/20/16 - 10/20/30........     260,201
               70,454        8.000% due 2/20/31...................      76,367
                                                                   -----------
                                                                     3,309,619
                                                                   -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Mortgage Backed Investments
------------------------------------------------------------------------------------

   Face
  Amount                             Security                               Value
------------------------------------------------------------------------------------

Collateralized Mortgage Obligations (CMO) -- 18.9%
            Freddie Mac:
$ 4,446,664  2323 Class SN, 16.573% due 3/15/17......................... $ 4,950,035
  4,000,000  2412 Class OS, 13.911% due 12/15/31........................   4,416,188
  5,388,716  2475 Class S, 6.906% due 2/15/32 (c).......................     596,357
  2,809,152  2677 Class CO, zero coupon due 9/15/33 (b).................   2,129,413
            Fannie Mae:
    162,454  1997-63 Class PE, 7.000% due 3/18/26 (c)...................       1,689
  3,991,871  2003-39 Class IO, 6.000% due 5/25/33 (c)...................     689,787
            FNMA STRIP:
  5,848,026  3182, 6.000% due 1/1/32 (c)................................     978,247
  1,138,852  3262, 6.000% due 7/1/32 (c)................................     197,419
  3,308,890  3371, zero coupon due 6/1/33 (b)...........................   2,568,601
                                                                         -----------
                                                                          16,527,736
                                                                         -----------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $71,551,130).......................................  71,566,588
                                                                         -----------
REPURCHASE AGREEMENT -- 18.3%
 16,006,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due
             3/1/04; Proceeds at maturity -- $16,007,334; (Fully
             collateralized by U.S. Treasury Notes, 1.500% to 4.375%
             due 7/31/05 to 2/15/09; Market value -- $16,326,120) (Cost
             -- $16,006,000)............................................  16,006,000
                                                                         -----------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $87,557,130*)...................................... $87,572,588
                                                                         ===========

--------
(a) All or a portion of this security is traded on a "to-be-announced" basis (See Note 9).
(b) All or a portion of this security is segregated for "to-be-announced" securities.
(c) Interest only security.
+ All or a portion of this security is acquired under mortgage dollar roll agreement (See Note 10).
*  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                         Security                                              Value
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 95.6%

Advertising -- 0.7%
$  360,000    B      Lamar Media Corp., 7.250% due 1/1/13...................................................... $    390,600
                     R.H. Donnelley Corp.:
   120,000    B+      10.875% due 12/15/12.....................................................................      143,400
   210,000    B+      10.875% due 12/15/12 (b).................................................................      250,950
   966,000    B-     Vertis Inc., Secured Notes, 10.875% due 6/15/09...........................................      985,320
                                                                                                                ------------
                                                                                                                   1,770,270
                                                                                                                ------------

Aerospace & Defense Equipment -- 1.2%
   610,000    B+     Armor Holdings Inc., Sr. Sub. Notes, 8.250% due 8/15/13 (b)...............................      669,475
   669,000    B+     Esterline Technologies Corp., Sr. Sub. Notes, 7.750% due 6/15/13..........................      719,175
 1,345,000    BB-    L-3 Communications Corp., 7.625% due 6/15/12..............................................    1,499,675
                                                                                                                ------------
                                                                                                                   2,888,325
                                                                                                                ------------

Agriculture -- 0.4%
   706,000    BB     DIMON Inc., 9.625% due 10/15/11...........................................................      748,360
   200,000    B-     Seminis Vegetable Seeds Inc., Sr. Sub. Notes, 10.250% due 10/1/13 (b).....................      215,000
                                                                                                                ------------
                                                                                                                     963,360
                                                                                                                ------------

Airlines -- 0.4%
   665,086    BBB    Continental Airlines Inc., Pass-Through Certificates, 7.373% due 12/15/15.................      614,818
   440,000    B-     Delta Airlines Inc., Notes, 7.900% due 12/15/09...........................................      325,600
                                                                                                                ------------
                                                                                                                     940,418
                                                                                                                ------------

Apparel -- 0.9%
   619,000    B      Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11 (b)..................................      662,330
   703,000    BB     Russell Corp., Sr. Notes, 9.250% due 5/1/10...............................................      746,937
   630,000    B+     The William Carter Co., 10.875% due 8/15/11...............................................      733,950
                                                                                                                ------------
                                                                                                                   2,143,217
                                                                                                                ------------

Auto Parts & Equipment -- 0.8%
   610,000    B-     Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13 (b)...............      669,475
                     TRW Automotive Inc.:
   590,000    BB-     Sr. Notes, 9.375% due 2/15/13............................................................      675,550
   437,000    BB-     Sr. Sub. Notes, 11.000% due 2/15/13 (c)..................................................      515,660
                                                                                                                ------------
                                                                                                                   1,860,685
                                                                                                                ------------

Beverages -- 0.7%
   800,000    BB     Constellation Brands Inc., 8.625% due 8/1/06..............................................      888,000
   640,000    B+     Cott Beverages USA Inc., 8.000% due 12/15/11..............................................      702,400
                                                                                                                ------------
                                                                                                                   1,590,400
                                                                                                                ------------

Biotechnology -- 0.0%
    90,000    BB-    Bio-Rad Laboratories Inc., Sr. Sub. Notes, 7.500% due 8/15/13.............................       99,450
                                                                                                                ------------

Building Materials -- 1.5%
   125,000    B+     Ainsworth Lumber Co. Ltd., Sr. Notes, 6.750% due 3/15/14 (b)..............................      125,000
   455,000    BB+    American Standard Inc., 7.375% due 2/1/08.................................................      509,600
   940,000    B-     Associated Materials Inc., Sr. Discount Notes, step bond to yield 11.250% due 3/1/14 (b)..      544,260
   320,000    B-     Atrium Cos. Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (b)..................................      341,200

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-----------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                 Security                                     Value
-----------------------------------------------------------------------------------------------------------

Building Materials -- 1.5% (continued)
                     Nortek Inc.:
                      Sr. Notes:
$  355,000   B+         9.125% due 9/1/07..................................................... $    367,574
   250,000   B+         8.875% due 8/1/08.....................................................      262,500
   495,000   B-       Sr. Sub. Notes, 9.875% due 6/15/11......................................      554,400
   980,000   B-       Step bond to yield 10.000% due 5/15/11 (b)..............................      727,650
                                                                                               ------------
                                                                                                  3,432,184
                                                                                               ------------

Casinos & Gaming -- 5.1%
   150,000   B       Ameristar Casinos Inc., 10.750% due 2/15/09..............................      173,250
 1,231,000   B+      Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11.....................    1,378,720
   605,000   BB-     Boyd Gaming Corp., 9.250% due 8/1/09.....................................      679,113
   225,000   BB-     Chumash Casino & Resort Enterprise, Sr. Notes, 9.250% due 7/15/10 (b)....      247,500
   844,000   B+      Horseshoe Gaming Holding Corp., 8.625% due 5/15/09.......................      889,365
                     Isle of Capri Casinos Inc.:
   470,000   B        8.750% due 4/15/09......................................................      497,025
   600,000   B        Sr. Sub. Notes, 7.000% due 3/1/14 (b)...................................      603,000
                     Mandalay Resort Group:
                      Sr. Notes:
   955,000   BB+        9.500% due 8/1/08.....................................................    1,129,287
    65,000   BB+        6.500% due 7/31/09....................................................       68,900
   570,000   BB-      Sr. Sub. Notes, 10.250% due 8/1/07......................................      668,325
                     MGM MIRAGE:
   723,000   BB-      9.750% due 6/1/07.......................................................      835,065
   150,000   BB+      6.000% due 10/1/09......................................................      157,688
   668,000   BB+      8.500% due 9/15/10......................................................      783,230
    48,000   BB+     Mirage Resorts Inc., Sr. Notes, 7.250% due 10/15/06......................       52,200
                     Mohegan Tribal Gaming Authority:
    40,000   BB       Sr. Notes, 8.125% due 1/1/06............................................       43,200
   610,000   BB-      Sr. Sub. Notes, 6.375% due 7/15/09......................................      640,500
    35,000   BB-      Sr. Sub. Notes, 8.375% due 7/1/11.......................................       38,762
                     Penn National Gaming Inc.:
   260,000   B        11.125% due 3/1/08......................................................      293,150
   190,000   B        8.875% due 3/15/10......................................................      205,200
                     Station Casinos Inc., Sr. Sub. Notes:
 1,134,000   B+       9.875% due 7/1/10.......................................................    1,295,595
   290,000   B+       6.500% due 2/1/14 (b)...................................................      294,350
   270,000   B+       6.875% due 3/1/16 (b)...................................................      274,050
   180,000   B-      Venetian Casino Resort LLC, 11.000% due 6/15/10..........................      207,900
   477,000   CCC+    Wynn Las Vegas LLC/Wynn Las Vegas Corp., Second Mortgage, 12.000% due
                      11/1/10.................................................................      574,785
                                                                                               ------------
                                                                                                 12,030,160
                                                                                               ------------

Chemicals -- 4.9%
   195,000   B+      Acetex Corp., Sr. Notes, 10.875% due 8/1/09..............................      215,962
   580,000   B+      Equistar Chemicals LP/Equistar Funding Corp., Sr. Notes, 10.625% due
                      5/1/11..................................................................      632,200
                     FMC Corp.:
   685,000   BB+      Notes, 7.000% due 5/15/08...............................................      722,675
   902,000   BB+      Secured Notes, 10.250% due 11/1/09......................................    1,064,360
                     Georgia Gulf Corp.:
    17,000   BBB-     Notes, 7.625% due 11/15/05..............................................       18,105
   270,000   BB-      Sr. Notes, 7.125% due 12/15/13 (b)......................................      288,225

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                    Security                                         Value
------------------------------------------------------------------------------------------------------------------

Chemicals -- 4.9% (continued)
$  300,000   BB-     Hercules Inc., 11.125% due 11/15/07............................................. $    358,500
                     Huntsman International LLC:
   457,000   B-       9.875% due 3/1/09..............................................................      504,985
   591,000   CCC+     10.125% due 7/1/09 (c).........................................................      605,775
   245,000   B        10.625% due 10/15/10 (b).......................................................      257,250
   795,000   CCC+     Sr. Discount Notes, zero coupon bond to yield 39.445% due 12/31/09.............      377,625
   317,000   B+      IMC Global Inc., 10.875% due 6/1/08.............................................      381,985
                     Lyondell Chemical Co.:
    50,000   B+       9.500% due 12/15/08............................................................       51,875
                      Secured Notes:
   522,000   B+         9.625% due 5/1/07............................................................      550,710
 1,010,000   B+         9.875% due 5/1/07............................................................    1,052,925
                     Millennium America Inc.:
    78,000   BB-      7.000% due 11/15/06 (c)........................................................       79,170
   731,000   BB-      9.250% due 6/15/08 (c).........................................................      796,790
                     Nalco Co.:
   275,000   B-       Sr. Notes, 7.750% due 11/15/11 (b).............................................      287,375
   450,000   B-       Sr. Sub. Notes, 8.875% due 11/15/13 (b)........................................      474,750
    65,000   BB+     Nova Chemicals Ltd., Sr. Notes, 6.500% due 1/15/12 (b)..........................       67,356
                     Rhodia S.A.:
   340,000   CCC+     Sr. Notes, 7.625% due 6/1/10 (b)(c)............................................      323,000
 1,017,000   CCC+     Sr. Sub. Notes, 8.875% due 6/1/11 (b)(c).......................................      915,300
   630,000   B-      Rockwood Specialties Group Inc., Sr. Sub. Notes, 5.625% due 5/15/11.............      702,450
   740,000   B+      Westlake Chemical Corp., 8.750% due 7/15/11.....................................      810,300
                                                                                                      ------------
                                                                                                        11,539,648
                                                                                                      ------------

Coal -- 0.1%
   230,000   BB      Massey Energy Co., Sr. Notes, 6.625% due 11/15/10 (b)...........................      238,050
                                                                                                      ------------

Commercial Services -- 2.0%
   266,000   NR      Alderwoods Group Inc., 12.250% due 1/2/09.......................................      296,922
                     Corrections Corp. of America:
   400,000   B        9.875% due 5/1/09..............................................................      449,000
   845,000   B        Sr. Notes, 7.500% due 5/1/11 (b)...............................................      893,587
   230,000   B       The Geo Group Inc., Sr. Notes, 8.250% due 7/15/13...............................      246,675
   330,000   BB-     NationsRent Inc., Secured Notes, 9.500% due 10/15/10 (b)........................      358,050
                     Service Corp. International/U.S., Notes:
    95,000   BB-      7.200% due 6/1/06..............................................................       99,987
   120,000   BB-      6.875% due 10/1/07.............................................................      126,000
   380,000   BB-      7.700% due 4/15/09.............................................................      408,500
   805,000   B+      Stewart Enterprises Inc., 10.750% due 7/1/08....................................      909,650
                     United Rentals North America Inc.:
   430,000   BB-      6.500% due 2/15/12 (b).........................................................      430,000
   435,000   B+       Sr. Sub. Notes, 7.750% due 11/15/13 (b)........................................      433,913
                                                                                                      ------------
                                                                                                         4,652,284
                                                                                                      ------------

Computers -- 1.0%
   127,000   B       DigitalNet Holdings Inc., Sr. Notes, 9.000% due 7/15/10.........................      137,477
   470,000   BB+     Seagate Technology, 8.000% due 5/15/09..........................................      511,125
 1,635,000   BB+     Unysis Corp., Sr. Notes, 6.875% due 3/15/10.....................................    1,778,062
                                                                                                      ------------
                                                                                                         2,426,664
                                                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                    Security                                         Value
------------------------------------------------------------------------------------------------------------------

Cosmetics/Personal Care -- 0.1%
$  250,000   B-      Elizabeth Arden Inc., 7.750% due 1/15/14 (b).................................... $    259,375
                                                                                                      ------------

Electric Utilities -- 8.2%
                     The AES Corp.:
                      Secured Notes:
   265,095   BB         10.000% due 7/15/05 (b)......................................................      271,722
 1,420,000   B+         8.750% due 5/15/13 (b).......................................................    1,565,550
 1,374,000   B+         9.000% due 5/15/15 (b).......................................................    1,525,140
   285,000   B-       Sr. Notes, 9.375% due 9/15/10..................................................      312,787
   566,000   B-       Sr. Sub. Notes, 8.500% due 11/1/07 (c).........................................      581,565
   145,955   B+      AES Ironwood, LLC, Secured Notes, 8.857% due 11/30/25...........................      159,821
   100,000   B+      AES Red Oak, LLC, Secured Notes, 9.200% due 11/30/29............................      106,500
 1,035,000   BB-     BRL Universal Equipment Corp., Secured Notes, 8.875% due 2/15/08................    1,112,625
 1,408,000   CCC+    Calpine Canada Energy Finance ULC, 8.500% due 5/1/08............................    1,094,720
                     Calpine Corp.:
                      Secured Notes:
   180,000   B          8.500% due 7/15/10 (b).......................................................      166,500
   300,000   B          9.875% due 12/1/11 (b).......................................................      294,000
 1,145,000   B          8.750% due 7/15/13 (b)(c)....................................................    1,059,125
                      Sr. Notes:
   480,000   CCC+       7.625% due 4/15/06...........................................................      426,000
    29,000   CCC+       7.750% due 4/15/09 (c).......................................................       21,678
   594,000   CCC+       8.500 due 2/15/11 (c)........................................................      457,380
                     Edison Mission Energy, Sr. Notes:
   300,000   B        7.730% due 6/15/09.............................................................      289,500
   525,000   B        9.875% due 4/15/11.............................................................      553,875
   765,000   BB+     FirstEnergy Corp., Notes, 5.500% due 11/15/06...................................      812,349
   300,000   BB-     FPL Energy Wind Funding, LLC, Notes, 6.876% due 6/27/17 (b).....................      303,000
   400,000   BB      Homer City Funding LLC, 8.137% due 10/1/19......................................      442,000
    70,000   BB-     Kansas Gas & Electric, Debentures, 8.290% due 3/29/16...........................       72,800
   300,000   B       Midwest Generation, LLC, Pass-Through Certificates, 8.560% due 1/2/16...........      321,188
                     MSW Energy Holdings LLC/MSW Energy Finance Co. Inc.:
   220,000   BB-      7.375% due 9/1/10 (b)..........................................................      229,900
   290,000   BB       8.500% due 9/1/10..............................................................      317,550
 1,404,000   B+      NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (b).....................    1,456,650
 1,150,000   NR      PG&E Corp., Secured Notes, 6.875% due 7/15/08 (b)...............................    1,242,000
                     PSEG Energy Holdings Inc.:
                      Notes:
   605,000   BB-        7.750% due 4/16/07...........................................................      637,519
   300,000   BB-        8.625% due 2/15/08...........................................................      324,750
    60,000   BB-      Sr. Notes, 10.000% due 10/1/09.................................................       69,825
                     Reliant Resources Inc., Secured Notes:
 1,230,000   B        9.250% due 7/15/10.............................................................    1,328,400
   390,000   B        9.500% due 7/15/13.............................................................      425,100
                     Salton SEA Funding:
   339,677   BB+      7.475% due 11/30/18............................................................      375,343
    93,376   BB+      Sr. Notes, 7.840% due 5/30/10..................................................      100,380
   525,000   BBB-    Sithe Independence Funding, Notes, 9.000% due 12/30/13..........................      602,438
   287,965   B       South Point Energy Center LLC/Broad River Energy LLC, 8.400% due 5/30/12 (b)....      282,385
    45,000   BBB-    Westar Energy Inc., First Mortgage, 7.875% due 5/1/07...........................       51,300
                                                                                                      ------------
                                                                                                        19,393,365
                                                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                         Security                                              Value
----------------------------------------------------------------------------------------------------------------------------

Electrical Components & Equipment -- 0.6%
$  445,000   B+      FIMEP SA, Sr. Unsub. Notes, 10.500% due 2/15/13........................................... $    532,888
   245,000   B       General Cable Corp., Sr. Notes, 9.500% due 11/15/10 (b)...................................      271,950
   500,000   B-      Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13.........................................      536,250
                                                                                                                ------------
                                                                                                                   1,341,088
                                                                                                                ------------

Electronics -- 0.8%
   840,000   BB-     Sanmina-SCI Corp., Secured Notes, 10.375% due 1/15/10.....................................      982,800
   215,000   B       SCI Systems Inc., Sub. Notes, 3.000% due 3/15/07..........................................      206,938
   650,000   CCC+    Viasystems Inc., Sr. Sub. Notes, 10.500% due 1/15/11 (b)..................................      711,750
                                                                                                                ------------
                                                                                                                   1,901,488
                                                                                                                ------------

Engineering & Construction -- 0.3%
   680,000   B+      North American Energy Partners Inc., Sr. Notes, 8.750% due 12/1/11 (b)....................      700,400
                                                                                                                ------------

Entertainment -- 1.5%
   950,000   B       Alliance Atlantis Communications Inc., Sr. Sub. Notes, 13.000% due 12/15/09...............    1,073,500
   544,000   B       Herbst Gaming Inc., Secured Notes, 10.750% due 9/1/08.....................................      612,000
   650,000   B+      Kerzner International Ltd., 8.875% due 8/15/11............................................      721,500
   333,000   CCC+    Pinnacle Entertainment Inc., 9.250% due 2/15/07...........................................      345,488
     5,000   B       Regal Cinemas Inc., 9.375% due 2/1/12 (d).................................................        5,662
   580,000   B+      River Rock Entertainment Authority, Sr. Notes, 9.750% due 11/1/11 (b).....................      627,850
   135,000   B       Vail Resorts Inc., Sr. Sub. Notes, 6.750% due 2/15/14 (b).................................      135,000
                                                                                                                ------------
                                                                                                                   3,521,000
                                                                                                                ------------

Environmental Control -- 1.3%
                     Allied Waste North America LLC:
    55,000   BB-      7.625% due 1/1/06........................................................................       58,575
   697,000   BB-      8.875% due 4/1/08........................................................................      780,640
   115,000   B+       10.000% due 8/1/09.......................................................................      124,056
   830,000   BB-      9.250% due 9/1/12........................................................................      939,975
   688,000   BB-      Sr. Notes, 8.500% due 12/1/08............................................................      770,560
                     Casella Waste Systems Inc., Sr. Sub. Notes:
   235,000   B        9.750% due 2/1/13........................................................................      264,375
   100,000   B        9.750% due 2/1/13 (b)....................................................................      112,500
                                                                                                                ------------
                                                                                                                   3,050,681
                                                                                                                ------------

Financial Services - Diversified -- 4.1%
   707,000   CCC     Alamosa Delaware Inc., 11.000% due 7/31/10................................................      760,025
   645,000   B       Couche-Tard US LP/Couche-Tard Finance Corp., Sr. Sub. Notes, 7.500% due 12/15/13 (b)......      693,375
   660,000   BB-     Eircom Funding, Sr. Sub. Notes, 8.250% due 8/15/13 (c)....................................      735,900
   861,000   B-      H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12.........................      891,135
   810,527   B-      Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (b)........................      938,186
    95,000   B       KRATON Polymers LLC/Capital Corp., Sr. Sub. Notes, 8.125% due 1/15/14 (b).................      101,413
 1,353,585   BB-     Midland Funding II, Bonds, 11.750% due 7/23/05............................................    1,455,103
   461,000   B       National Waterworks Inc., 10.500% due 12/1/12.............................................      523,811
 1,016,000   B-      Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10..................................    1,244,600
   553,000   B-      Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13 (b).....................      564,751
   986,000   B       Ucar Finance Inc., 10.250% due 2/15/12....................................................    1,128,970
   550,000   B-      WII Components Inc., Sr. Notes, 10.000% due 2/15/12 (b)...................................      563,750
                                                                                                                ------------
                                                                                                                   9,601,019
                                                                                                                ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                  Security                                      Value
-------------------------------------------------------------------------------------------------------------

Food -- 1.2%
$  235,000   BB-     Dean Foods Co., Sr. Notes, 8.150% due 8/1/07............................... $    260,850
   310,000   B       Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12.......................      344,100
   841,000   B-      Domino's Inc., Sr. Sub. Notes, 8.250% due 7/1/11...........................      908,280
   410,000   B       Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b).......      431,525
                     Smithfield Foods Inc., Sr. Notes:
   170,000   BB       8.000% due 10/15/09.......................................................      186,363
   325,000   BB       7.750% due 5/15/13........................................................      351,000
   280,000   B       United Agri Products, Sr. Notes, 8.250% due 12/15/11 (b)...................      291,200
                                                                                                 ------------
                                                                                                    2,773,318
                                                                                                 ------------

Forest Products & Paper -- 2.2%
                     Abitibi-Consolidated Inc., Debentures:
   500,000   BB       8.500% due 8/1/29.........................................................      514,445
   122,000   BB       8.850% due 8/1/30.........................................................      129,452
   675,000   BB+     Cascades Inc., Sr. Notes, 7.250% due 2/15/13...............................      708,750
                     Georgia-Pacific Corp.:
   707,000   BB+      8.875% due 2/1/10.........................................................      809,515
   200,000   BB+      9.375% due 2/1/13.........................................................      231,500
                      Debentures:
   776,000   BB+        9.500% due 12/1/11 (c)..................................................      902,100
    55,000   BB+        7.700% due 6/15/15......................................................       58,300
   139,000   BB+        8.250% due 3/1/23.......................................................      140,390
                      Notes:
   473,000   BB+        8.125% due 5/15/11 (c)..................................................      522,665
    38,000   BB+        7.750% due 11/15/29.....................................................       37,430
   100,000   BB+        8.875% due 5/15/31......................................................      108,500
                      Sr. Notes:
   690,000   BB+        7.375% due 7/15/08......................................................      748,650
   100,000   BB+        8.000% due 1/15/14......................................................      108,750
   210,000   B+      Millar Western Forest Products Ltd., Sr. Notes, 7.750% due 11/15/13 (b)....      222,075
                                                                                                 ------------
                                                                                                    5,242,522
                                                                                                 ------------

Gas -- 0.3%
   600,000   B-      Colorado Interstate Gas Co., Debentures, 10.000% due 6/15/05...............      633,000
                                                                                                 ------------

Healthcare -- 4.4%
   459,000   B-      Ameripath Inc., 10.500% due 4/1/13.........................................      479,655
   710,000   B-      Ardent Health Services, Sr. Sub. Notes, 10.000% due 8/15/13 (b)............      791,650
   440,000   BBB-    Coventry Health Care Inc., Sr. Notes, 8.125% due 2/15/12...................      492,800
   606,905   B+      Dade Behring Holdings Inc., 11.910% due 10/3/10............................      704,010
   496,000   B       Extendicare Health Services Inc., 9.500% due 7/1/10 (c)....................      553,040
   290,000   B-      Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13 (b)..........      310,300
                     HCA Inc.:
                      Notes:
    10,000   BBB-       6.910% due 6/15/05......................................................       10,520
   296,000   BBB-       6.300% due 10/1/12......................................................      314,395
   310,000   BBB-       9.000% due 12/15/14.....................................................      386,530
   310,000   BBB-     Sr. Notes, 7.875% due 2/1/11..............................................      358,646
   250,000   B       Kinectic Concepts Inc., Sr. Sub. Notes, 7.375% due 5/15/13 (b).............      266,250
   245,000   B-      Mariner Health Care Inc., Sr. Sub. Notes, 8.250% due 12/15/13 (b)..........      251,125
   533,000   BB+     Pacificare Health Systems, 10.750% due 6/1/09..............................      628,940
   240,000   B-      Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13............      272,400

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
--------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                    Security                                           Value
--------------------------------------------------------------------------------------------------------------------

Healthcare -- 4.4% (continued)
                     Select Medical Corp., Sr. Sub. Notes:
$  565,000   B         9.500% due 6/15/09.............................................................. $    624,325
   635,000   B         7.500% due 8/1/13...............................................................      692,150
   510,000   B       Sybron Dental Specialties Inc., 8.125% due 6/15/12................................      563,550
                     Tenet Healthcare Corp.:
   659,000   B-        Notes, 7.375% due 2/1/13........................................................      612,870
                       Sr. Notes:
   274,000   B-         5.375% due 11/15/06............................................................      261,670
   605,000   B-         5.000% due 7/1/07 (c)..........................................................      564,162
   159,000   B-         6.375% due 12/1/11.............................................................      141,907
                     Triad Hospitals Inc.:
   810,000   B+        8.750% due 5/1/09...............................................................      891,000
   105,000   B         Sr. Sub. Notes, 7.000% due 11/15/13 (b).........................................      109,200
                                                                                                        ------------
                                                                                                          10,281,095
                                                                                                        ------------

Healthcare - Products -- 0.1%
   290,000   B-      Universal Hospital Services Inc., Sr. Notes, 10.000% due 11/1/11 (b)..............      311,025
                                                                                                        ------------

Holding Companies -- 0.8%
   485,000   B       JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12....................................      548,050
 1,017,000   B+      Kansas City Southern Railway, 9.500% due 10/1/08..................................    1,139,040
    90,000   BBB-    Leucadia National Corp., Sr. Notes, 7.000% due 8/15/13............................       93,150
                                                                                                        ------------
                                                                                                           1,780,240
                                                                                                        ------------

Home Builders -- 1.7%
   905,000   B-      Atrium Cos., Inc., 10.500% due 5/1/09.............................................      964,956
   250,000   BB      K Hovnanian Enterprises Inc., 8.000% due 4/1/12...................................      272,500
   310,000   BB+     KB Home, Sr. Notes, 5.750% due 2/1/14 (b).........................................      300,700
    14,000   BBB-    Lennar Corp., 9.950% due 5/1/10...................................................       15,993
   340,000   BB-     Meritage Corp., Sr. Notes, 9.750% due 6/1/11......................................      382,500
   300,000   BBB-    Ryland Group Inc., Sr. Notes, 9.750% due 9/1/10...................................      342,000
   580,000   BB-     Schuler Homes Inc., 10.500% due 7/15/11 (c).......................................      679,325
   520,000   BB      Standard-Pacific Corp., Sr. Notes, 6.875% due 5/15/11.............................      544,700
   280,000   B+      Technical Olympic U.S.A. Inc., 9.000% due 7/1/10..................................      304,500
   263,000   BB+     Toll Corp., 8.000% due 5/1/09.....................................................      275,821
                                                                                                        ------------
                                                                                                           4,082,995
                                                                                                        ------------

Housewares -- 0.6%
   455,000   A       Moore North America Finance Inc., Sr. Notes, 7.875% due 1/15/11...................      520,975
   820,000   B-      Norcraft Cos. LP/Norcraft Finance Corp., Sr. Sub. Notes, 9.000% due 11/1/11 (b)...      869,200
   110,000   B+      The Scotts Co., Sr. Sub. Notes, 6.625% due 11/15/13 (b)...........................      114,400
                                                                                                        ------------
                                                                                                           1,504,575
                                                                                                        ------------

Insurance -- 0.7%
    25,000   B-      AFC Capital Trust I, 8.207% due 2/3/27............................................       24,375
   240,000   BB-     Allmerica Financial Corp., Debentures, 7.625% due 10/15/25........................      243,600
   130,000   BB      Crum & Foster Holdings Corp., Sr. Notes, 10.375% due 6/15/13 (b)..................      147,550
                     Fairfax Financial Holdings Ltd.:
                       Notes:
   230,000   BB         7.375% due 3/15/06.............................................................      239,775
   210,000   BB         7.375% due 4/15/18.............................................................      198,450
   460,000   BB        Sr. Notes, 7.750% due 7/15/37...................................................      418,600

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                   Security                                           Value
-------------------------------------------------------------------------------------------------------------------

Insurance -- 0.7% (continued)
$  100,000   BB      Leucadia Capital Trust I, 8.625% due 1/15/27...................................   $    104,500
   175,000   BB      Markel Capital Trust I, 8.710% due 1/1/46......................................        187,093
                                                                                                       ------------
                                                                                                          1,563,943
                                                                                                       ------------

Leisure -- 0.5%
   690,000   CCC+    AMF Bowling Worldwide Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b).............        714,150
   450,000   B-      Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09 (b)......................        472,500
                                                                                                       ------------
                                                                                                          1,186,650
                                                                                                       ------------

Lodging -- 1.3%
                     Caesars Entertainment Inc.:
   150,000   BB+       Sr. Notes, 7.500% due 9/1/09.................................................        168,000
   690,000   BB-       Sr. Sub. Notes, 8.875% due 9/15/08...........................................        783,150
   863,000   B       Extended Stay America Inc., Sr. Sub. Notes, 9.875% due 6/15/11.................        957,930
                     Hilton Hotels Corp.:
    25,000   BBB-      Notes, 8.125% due 12/15/11...................................................         29,250
    92,000   BBB-      Sr. Notes, 7.950% due 4/15/07................................................        102,810
   530,000   B       Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10 (b)..        579,025
   350,000   BB+     ITT Corp., Notes, 6.750% due 11/15/05..........................................        368,375
    90,000   BB-     La Quinta Inns, Sr. Notes, 7.400% due 9/15/06..................................         94,163
                                                                                                       ------------
                                                                                                          3,082,703
                                                                                                       ------------

Machinery - Diversified -- 2.5%
   943,000   BB      AGCO Corp., 9.500% due 5/1/08..................................................      1,027,870
 1,270,000   BB-     Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)........................      1,435,100
                     Cummins Inc.:
   127,000   BB+       Debentures, 7.125% due 3/1/28................................................        123,825
   315,000   BB+       Sr. Notes, 9.500% due 12/1/10 (b)............................................        371,700
   616,000   B+      Joy Global Inc., 8.750% due 3/15/12............................................        693,000
 1,124,000   B+      NMHG Holding Co., 10.000% due 5/15/09..........................................      1,242,020
                     Terex Corp.:
   568,000   B         10.375% due 4/1/11...........................................................        644,680
   330,000   B         9.250% due 7/15/11...........................................................        371,250
                                                                                                       ------------
                                                                                                          5,909,445
                                                                                                       ------------

Manufacturing - Miscellaneous -- 2.4%
                     Hexcel Corp.:
   655,000   B         9.875% due 10/1/08...........................................................        733,600
   200,000   CCC+      Sr. Sub. Notes, 9.750% due 1/15/09 (c).......................................        210,000
 1,005,000   B       Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10..........................      1,105,500
 1,020,000   B       Koppers Inc., 9.875% due 10/15/13 (b)..........................................      1,137,300
    95,000   B-      Reddy Ice Group Inc., Sr. Sub. Notes, 8.875% due 8/1/11........................        102,125
                     SPX Corp., Sr. Notes:
   250,000   BB+       6.250% due 6/15/11...........................................................        258,750
   668,000   BB+       7.500% due 1/1/13............................................................        716,430
   756,000   B-      TD Funding Corp., 8.375% due 7/15/11...........................................        801,360
                     Tyco International Group S.A.:
   519,000   BBB-      7.000% due 6/15/28...........................................................        552,717
   112,000   BBB-      6.875% due 1/15/29...........................................................        117,631
                                                                                                       ------------
                                                                                                          5,735,413
                                                                                                       ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
--------------------------------------------------------------------------------------------------------------------

    Face
   Amount    Rating(a)                                     Security                                          Value
--------------------------------------------------------------------------------------------------------------------

Media -- 8.7%
                       Charter Communications Holdings LLC, Sr. Notes:
$  1,150,000   CCC-      9.625% due 11/15/09............................................................. $    986,125
   1,084,000   CCC-      10.250% due 9/15/10 (b).........................................................    1,132,780
                       CSC Holdings Inc.:
                         Sr. Notes:
     222,000   BB-        7.875% due 12/15/07............................................................      240,315
     796,000   BB-        7.250% due 7/15/08.............................................................      851,720
     760,000   BB-        8.125% due 7/15/09.............................................................      832,200
                         Sr. Sub. Debentures:
     100,000   B+         10.500% due 5/15/16............................................................      115,250
      45,000   B+         9.875% due 4/1/23..............................................................       47,081
                       Dex Media East LLC/Dex Media East Finance Co.:
   1,030,000   B         9.875% due 11/15/09.............................................................    1,169,050
     642,000   B         12.125% due 11/15/12............................................................      762,375
     420,000   B       Dex Media West LLC/Dex Media West Finance Co., Sr. Notes, 8.500% due 8/15/10 (b)..      471,450
   1,325,000   BB-     DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13...............................    1,513,812
                       EchoStar DBS Corp., Sr. Notes:
      65,000   BB-       10.375% due 10/1/07.............................................................       71,419
     195,000   BB-       5.750% due 10/1/08 (b)..........................................................      202,312
     198,000   BB-       9.125% due 1/15/09..............................................................      225,225
     190,000   BB-       6.375% due 10/1/11 (b)..........................................................      201,637
   1,340,000   BB-       Zero coupon due 10/1/08 (b).....................................................    1,400,300
     245,000   B-      Gray Television Inc., 9.250% due 12/15/11.........................................      273,788
     425,000   B-      Hollinger International Publishing, Sr. Notes, 9.000% due 12/15/10................      465,375
     548,000   B-      Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13.............      615,130
     200,000   B+      Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13.............................      204,000
     285,000   B+      Medianews Group Inc., Sr. Sub. Notes, 6.875% due 10/1/13 (b)......................      294,975
     340,000   B+      Morris Publishing Group Inc., Sr. Sub. Notes, 7.000% due 8/1/13 (b)...............      348,925
                       Paxson Communications Corp.:
     276,000   CCC+      10.750% due 7/15/08 (c).........................................................      287,040
     198,000   CCC+      Step bond to yield 11.721% due 1/15/09..........................................      169,290
      25,000   B       Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11...............................       28,750
     335,000   B-      Radio One Inc., 8.875% due 7/1/11.................................................      371,850
     575,000   BB-     The Reader's Digest Association Inc., Sr. Notes, 6.500% due 3/1/11 (b)............      575,000
     450,000   BBB-    Rogers Cable Inc., Sr. Secured Notes, 7.875% due 5/1/12...........................      515,250
                       Shaw Communications Inc., Sr. Notes:
     315,000   BB+       8.250% due 4/11/10..............................................................      369,338
     330,000   BB+       7.200% due 12/15/11.............................................................      370,425
                       Sinclair Broadcast Group Inc.:
   1,254,000   B         8.750% due 12/15/11.............................................................    1,382,535
     350,000   B         8.000% due 3/15/12..............................................................      378,000
     335,000   B       Susquehanna Media Co., Sr. Sub. Notes, 7.375% due 4/15/13.........................      357,193
     170,000   B+      Videotron Ltee, Sr. Sub. Notes, 6.875% due 1/15/14................................      178,925
                       Vivendi Universal S.A., Sr. Notes:
     380,000   Ba3       6.250% due 7/15/08..............................................................      409,450
   1,850,000   BB        9.250% due 4/15/10..............................................................    2,187,625
     410,000   BB-     Yell Finance BV, Sr. Notes, 10.750% due 8/1/11 (c)................................      481,750
                                                                                                          ------------
                                                                                                            20,487,665
                                                                                                          ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                Security                                       Value
------------------------------------------------------------------------------------------------------------

Metals & Mining -- 0.4%
$1,500,000   NR      Kaiser Aluminum & Chemical, Sr. Sub. Notes, 12.750% due 2/1/49 (e).......  $    221,250
   485,000   BB      Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11.........................       552,900
   260,000   BB-     Peabody Energy Corp., 6.875% due 3/15/13.................................       278,850
                                                                                                ------------
                                                                                                   1,053,000
                                                                                                ------------

Office/Business Equipment -- 0.8%
 1,035,000   B-      Interface Inc., Sr. Notes, 10.375% due 2/1/10 (c)........................     1,164,375
                     Xerox Corp.:
   140,000   B+        9.750% due 1/15/09.....................................................       163,800
    50,000   B-        8.000% due 2/1/27......................................................        49,250
   195,000   B+        Notes, 7.150% due 8/1/04...............................................       200,119
                       Sr. Notes:
   150,000   B+         7.125% due 6/15/10....................................................       159,750
   130,000   B+         7.625% due 6/15/13....................................................       139,100
                                                                                                ------------
                                                                                                   1,876,394
                                                                                                ------------

Oil & Gas Operations -- 5.1%
                     Chesapeake Energy Corp.:
    87,000   BB-       8.375% due 11/1/08.....................................................        95,809
   112,000   BB-       9.000% due 8/15/12.....................................................       129,640
                       Sr. Notes:
   115,000   BB-        7.500% due 9/15/13....................................................       126,212
   638,588   BB-        6.875% due 1/15/16....................................................       663,333
                     Citgo Petroleum Corp., Sr. Notes:
   180,000   BB        7.875% due 5/15/06.....................................................       189,900
   745,000   BB        11.375% due 2/1/11.....................................................       890,275
   530,000   BB      Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07..       567,100
 1,243,000   CCC+    El Paso CGP Co., Notes, 7.750% due 6/15/10 (c)...........................     1,093,840
   410,000   B       Exco Resources Inc., 7.250% due 1/15/11 (b)..............................       423,325
   195,000   BB      Forest Oil Corp., Sr. Notes, 8.000% due 6/15/08..........................       213,525
   486,000   BB-     Grant Prideco Escrow Corp., 9.000% due 12/15/09..........................       544,320
                     Hanover Equipment Trust:
                       Secured Notes:
    25,000   B+         8.500% due 9/1/08.....................................................        26,625
   175,000   B+         8.750% due 9/1/11.....................................................       189,000
   756,000   B         Sr. Notes, 8.625% due 12/15/10.........................................       797,580
   696,000   B       Nuevo Energy Co., Sr. Sub. Notes, 9.375% due 10/1/10.....................       774,300
   820,000   B-      Parker Drilling Co., 10.125% due 11/15/09................................       897,900
                     Premcor Refining Group Inc.:
                       Sr. Notes:
   415,000   BB-        9.250% due 2/1/10...................................................         473,100
   210,000   BB-        9.500% due 2/1/13...................................................         245,700
   200,000   B         Sr. Sub. Notes, 7.750% due 2/1/12 (b)................................         218,000
                     Pride International Inc., Sr. Notes:
   230,000   BB        9.375% due 5/1/07 (c)................................................         236,614
   770,000   BB        10.000% due 6/1/09 (c)...............................................         824,862
    60,000   B+      Universal Compression Inc., Sr. Notes, 7.250% due 5/15/10..............          64,500
                     Vintage Petroleum Inc.:
    10,000   BB-       Sr. Notes, 8.250% due 5/1/12.........................................          11,100
   219,000   B         Sr. Sub. Notes, 7.875% due 5/15/11...................................         234,330
   965,000   BB+     Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12...............       1,129,050
   789,000   B+      Westport Resources Corp., 8.250% due 11/1/11...........................         875,790
                                                                                                ------------
                                                                                                  11,935,730
                                                                                                ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                      Security                                             Value
------------------------------------------------------------------------------------------------------------------------

Packaging & Containers -- 2.0%
$  570,000   BB      Ball Corp., 6.875% due 12/15/12......................................................  $    612,038
   330,000   B-      Berry Plastics Corp., 10.750% due 7/15/12............................................       384,450
                     Crown European Holdings S.A., Secured Notes:
   430,000   B+        9.500% due 3/1/11..................................................................       485,900
    25,000   B         10.875% due 3/1/13.................................................................        29,250
   975,000   B-      Graphic Packaging International Corp., Sr. Sub. Notes, 9.500% due 8/15/13............     1,101,750
                     Owens-Brockway:
    50,000   BB-       8.875% due 2/15/09.................................................................        54,625
   180,000   BB-       7.750% due 5/15/11.................................................................       191,700
   325,000   BB-       Sr. Secured, 8.750% due 11/15/12...................................................       358,312
   360,000   B+      Silgan Holdings Inc., Sr. Sub. Notes, 6.750% due 11/15/13 (b)........................       369,000
   200,000   B       Smurfit-Stone Container Corp., 8.250% due 10/1/12....................................       218,000
   135,000   B-      Solo Cup Co., Sr. Sub. Notes, 8.500% due 2/15/14 (b).................................       141,919
   700,000   B       Stone Container Corp., Sr. Notes, 9.250% due 2/1/08..................................       784,000
                                                                                                            ------------
                                                                                                               4,730,944
                                                                                                            ------------

Pharmaceuticals -- 0.5%
   385,000   BB      AdvancePCS, 8.500% due 4/1/08........................................................       425,425
   190,000   BB+     Omnicare Inc., 8.125% due 3/15/11....................................................       210,425
   471,000   B-      Vicar Operating Inc., 9.875% due 12/1/09.............................................       525,165
                                                                                                            ------------
                                                                                                               1,161,015
                                                                                                            ------------

Pipelines -- 5.3%
   650,000   B-      ANR Pipeline Co., Notes, 8.875% due 3/15/10..........................................       721,500
 1,365,000   B-      Dynegy Holdings Inc., Secured Notes, 10.125% due 7/15/13 (b).........................     1,528,800
                     El Paso Corp.:
   110,000   CCC+      Notes, 6.950% due 12/15/07 (c).....................................................       101,200
   175,000   CCC+      Sr. Notes, 7.750% due 1/15/32 (c)..................................................       141,312
   573,000   BB-     El Paso Energy Partners LP/El Paso Energy Partners Finance Corp., 8.500% due 6/1/11..       641,760
    70,000   B-      El Paso Natural Gas Co., Debentures, 8.625% due 1/15/22..............................        74,025
   186,000   B-      El Paso Production Holding Co., 7.750% due 6/1/13....................................       175,770
                     GulfTerra Energy Partners L.P.:
   255,000   BB-       8.500% due 6/1/10..................................................................       289,425
   605,000   BB-       10.625% due 12/1/12................................................................       750,200
   179,000   B+      Northwest Pipeline Corp., 8.125% due 3/1/10..........................................       196,005
   400,000   CCC+    Sonat Inc., Notes, 6.875% due 6/1/05.................................................       394,000
                     Southern Natural Gas Co., Notes:
   911,000   B-        8.875% due 3/15/10.................................................................     1,006,655
   171,000   B-        8.000% due 3/1/32..................................................................       176,130
   738,000   B+      Transcontinental Gas Pipe Line Corp., Sr. Notes, 8.875% due 7/15/12..................       878,220
   215,000   B+      Transmontaigne Inc., Sr. Sub. Notes, 9.125% due 6/1/10 (b)...........................       231,125
   990,000   BB-     Western Gas Resources Inc., 10.000% due 6/15/09......................................     1,063,013
                     The Williams Cos. Inc.:
   233,000   B+        Debentures, 7.500% due 1/15/31.....................................................       227,175
                       Notes:
   910,000   B+         6.750 due 1/15/06.................................................................       945,262
   322,000   B+         8.125% due 3/15/12 (c)............................................................       352,590
   827,000   B+         8.750% due 3/15/32................................................................       893,160
 1,450,000   B+        Sr. Notes, 8.625% due 6/1/10.......................................................     1,591,375
                                                                                                            ------------
                                                                                                              12,378,702
                                                                                                            ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
----------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                            Security                                                 Value
----------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trusts -- 3.2%
$  210,000   B+      CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10................................... $    233,100
   610,000   BB-     Choctaw Resort Development Enterprise, Sr. Notes, 9.250% due 4/1/09.............................      661,088
   610,000   B-      Felcor Lodging L.P., Sr. Notes, 10.000% due 9/15/08.............................................      649,650
                     Host Marriott L.P.:
   700,000   B+        9.250% due 10/1/07............................................................................      782,250
   530,000   B+        7.875% due 8/1/08.............................................................................      551,200
   570,000   B+        Sr. Notes, 7.125% due 11/1/13.................................................................      591,375
                     iStar Financial Inc., Sr. Notes:
   185,000   BB+       7.000% due 3/15/08............................................................................      198,875
   280,000   BB+       8.750% due 8/15/08............................................................................      312,200
   535,000   BB+       4.875% due 1/15/09 (b)........................................................................      537,675
   260,000   BB+       6.000% due 12/15/10...........................................................................      270,400
   210,000   BB+       6.500% due 12/15/13...........................................................................      218,400
 1,395,000   B+      LNR Property Corp., Sr. Sub. Notes, 7.250% due 10/15/13 (b).....................................    1,464,750
   310,000   CCC+    MeriStar Hospitality Operating Partnership L.P./MeriStar Hospitality Finance Corp.,
                      10.500% due 6/15/09 (c)........................................................................      328,600
                     Ventas Realty L.P./Ventas Capital Corp.:
   447,000   BB-       8.750% due 5/1/09.............................................................................      501,757
   183,000   BB-       9.000% due 5/1/12.............................................................................      209,078
                                                                                                                      ------------
                                                                                                                         7,510,398
                                                                                                                      ------------

Retail -- 4.3%
                     AmeriGas Partners L.P./AmeriGas Eagle Finance Corp., Sr. Notes:
   100,000   BB-       10.000% due 4/15/06...........................................................................      109,500
   957,000   BB-       8.875% due 5/20/11............................................................................    1,062,270
 1,094,000   B       Asbury Automotive Group Inc., 9.000% due 6/15/12................................................    1,159,640
   555,000   BB+     Autonation Inc., 9.000% due 8/1/08..............................................................      643,800
   900,000   B       Ferrellgas Partners L.P./Ferrellgas Partners, Sr. Notes, 8.750% due 6/15/12.....................    1,003,500
   395,000   BB+     The Gap, Inc., Notes, 10.550% due 12/15/08......................................................      489,800
   240,000   B+      Group 1 Automotive Inc., Sr. Sub. Notes, 8.250% due 8/15/13.....................................      265,200
   291,000   B-      Hollywood Entertainment Corp., 9.625% due 3/15/11...............................................      296,820
                     J.C. Penney Co. Inc.:
   245,000   BB+       Debentures, 7.400% due 4/1/37.................................................................      272,563
   390,000   BB+       Notes, 8.000% due 3/1/10......................................................................      452,400
   300,000   BB+     Office Depot Inc., Sr. Sub. Notes, 10.000% due 7/15/08..........................................      361,500
   190,000   B-      The Pantry Inc., Sr. Sub. Notes, 7.750% due 2/15/14 (b).........................................      193,800
   555,000   B+      PETCO Animal Supplies Inc., Sr. Sub. Notes, 10.750% due 11/1/11.................................      652,125
                     Rite Aid Corp.:
   315,000   B+        9.500% due 2/15/11............................................................................      352,800
   300,000   B+        Sr. Secured Notes, 8.125% due 5/1/10..........................................................      324,000
   240,000   B+      Sonic Automotive Inc., Sr. Sub. Notes, 8.625% due 8/15/13.......................................      254,400
   470,000   B       Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Notes, 6.875% due 12/15/13 (b)..      484,100
   275,000   B       United Auto Group Inc., 9.625% due 3/15/12......................................................      305,250
                     Yum! Brands Inc., Sr. Notes:
   390,000   BB+       8.500% due 4/15/06............................................................................      436,800
   105,000   BB+       7.650% due 5/15/08............................................................................      120,750
   695,000   BB+       8.875% due 4/15/11............................................................................      861,800
                                                                                                                      ------------
                                                                                                                        10,102,818
                                                                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
--------------------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                                   Security                                            Value
--------------------------------------------------------------------------------------------------------------------

Semiconductors -- 0.6%
                     Amkor Technology Inc., Sr. Notes:
$  885,000   B         9.250% due 2/15/08...........................................................    $    984,563
   365,000   B         7.750% due 5/15/13...........................................................         383,250
                                                                                                        ------------
                                                                                                           1,367,813
                                                                                                        ------------

Ship Building -- 0.2%
   430,000   B       Ship Finance International Ltd., Sr. Notes, 8.500% due 12/15/13 (b)............         425,700
                                                                                                        ------------

Storage/Warehousing -- 0.3%
   595,000   BB-     Mobile Mini Inc., Sr. Notes, 9.500% due 12/1/13................................         658,963
                                                                                                        ------------

Telecommunications -- 7.5%
 1,345,000   B+      Avaya Inc., Secured Notes, 11.125% due 4/1/09..................................       1,590,463
   880,000   CCC     Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)..............        831,600
                     Cincinnati Bell Inc.:
   500,000   B-        7.250% due 7/15/13...........................................................         517,500
   615,000   B-        Sr. Sub. Notes, 8.375% due 1/15/14...........................................         650,362
   280,000   CCC     Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11 (c)............         315,000
   265,000   B+      GCI Inc., Sr. Notes, 7.250% due 2/15/14 (b)....................................         261,025
   220,000   B       Inmarsat Finance PLC, 7.625% due 6/30/12 (b)...................................         232,100
   900,000   B+      Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10 (b)..         976,500
   750,000   NR      MCI Communications Corp., Sr. Notes, 6.500% due 4/15/10 (c)(e).................         596,250
                     Nextel Communications Inc., Sr. Notes:
   885,000   B+        9.375% due 11/15/09 (c)......................................................         965,756
   633,000   B+        5.250% due 1/15/10...........................................................         640,912
    20,000   B+        9.500% due 2/1/11............................................................          22,550
   620,000   B+        7.375% due 8/1/15............................................................         671,150
   420,000   B       Nortel Networks Ltd., Notes, 6.125% due 2/15/06................................         436,800
                     PanAmSat Corp.:
   567,000   B+        8.500% due 2/1/12............................................................         592,515
   279,000   BB        Notes, 6.375% due 1/15/08....................................................         285,975
                     Qwest Capital Funding Inc.:
   927,000   CCC+      7.000% due 8/3/09............................................................         838,935
   570,000   B-        Debentures, 8.875% due 6/1/31................................................         598,500
                       Notes:
 1,459,000   CCC+       13.500% due 12/15/10 (b)....................................................       1,717,972
 2,890,000   B-         8.875% due 3/15/12 (b)......................................................       3,309,050
   406,000   BB+     Rogers Wireless Communications Inc., Secured Notes, 9.625% due 5/1/11..........         497,350
   920,000   CCC-    SBA Telecommunications Inc/SBA Communications Corp., Sr. Discount Notes,
                      9.750% due 12/15/11 (b).......................................................         639,400
   380,000   BB+     TCI Communications Finance III, 9.650% due 3/31/27.............................         460,275
                                                                                                        ------------
                                                                                                          17,647,940
                                                                                                        ------------

Textiles -- 0.1%
   221,000   B       Collins & Aikman Floor Cover, 9.750% due 2/15/10...............................         233,155
                                                                                                        ------------

Transportation -- 0.9%
   194,000   BB+     Offshore Logistics Inc., 6.125% due 6/15/13....................................         189,150
   240,000   B+      OMI Corp., Sr. Notes, 7.625% due 12/1/13 (b)...................................         251,400
   560,000   BB-     Petroleum Helicopters, Inc., 9.375% due 5/1/09.................................         613,200
   917,000   BB-     Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11...........................       1,049,965
                                                                                                        ------------
                                                                                                           2,103,715
                                                                                                        ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

High Yield Investments
-----------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                              Security                                              Value
-----------------------------------------------------------------------------------------------------------------------------------

Venture Capital -- 0.4%
$   792,000    BB+    Arch Western Finance LLC, Sr. Notes, 6.750% due 7/1/13 (b).................................     $     839,520
                                                                                                                      -------------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $211,889,286).....................................................................       224,943,927
                                                                                                                      -------------

  Shares
-----------
COMMON STOCK -- 0.0%
     64,852           Frank's Nursery & Crafts, Inc. (d) (Cost -- $713,595)......................................            58,367
                                                                                                                      -------------

PREFERRED STOCK -- 1.9%
                      CSC Holdings Inc.:
     23,960             11.125%..................................................................................         2,533,770
        640             11.750%..................................................................................            67,840
      7,510           Fresenius Med Cap Trust II, 7.875%.........................................................           814,835
      3,750           Hercules Trust II., 6.500%.................................................................           294,375
      4,606           Paxon Communications Inc., 14.250% (c)(d)..................................................           436,454
      8,460           Shaw Communications Inc., 8.500%...........................................................           215,265
                                                                                                                      -------------

                      TOTAL PREFERRED STOCK
                      (Cost -- $3,770,267).......................................................................         4,362,539
                                                                                                                      -------------

                      SUB-TOTAL INVESTMENTS
                      (Cost -- $216,373,148).....................................................................       229,364,833
                                                                                                                      -------------

   Face
  Amount
-----------
REPURCHASE AGREEMENTS -- 2.5%
$ 2,767,000           State Street Bank and Trust Co. dated 2/27/04, 0.920% due 3/1/04; Proceeds at maturity --
                       $2,767,212; (Fully collateralized by U.S. Treasury Bonds, 6.125% to 8.875% due 2/15/19 to
                       8/15/29; Market value -- $2,832,831)......................................................         2,767,000
  3,172,000           UBS Warburg Securities Inc. dated 2/27/04, 1.000% due 3/1/04; Proceeds at maturity --
                       $3,172,264; (Fully collateralized by U.S. Treasury Notes, 1.500% to 4.375% due 7/31/05 to
                       2/15/09; Market value -- $3,235,440)......................................................         3,172,000
                                                                                                                      -------------

                      TOTAL REPURCHASE AGREEMENTS
                      (Cost -- $5,939,000).......................................................................         5,939,000
                                                                                                                      -------------

                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $222,312,148**)...................................................................     $ 235,303,833
                                                                                                                      =============

LOANED SECURITIES COLLATERAL
 14,177,350           State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $14,177,350)......     $  14,177,350
                                                                                                                      =============

--------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c) All or a portion of this security is on loan (See Note 11).

(d) Non-income producing security.

(e) Security is currently in default.

** Aggregate cost for Federal income tax purposes is substantially the same.

   See Page 66 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                Security                                            Value
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.2%
                     U.S. Treasury Notes:
$  480,000             1.625% due 2/28/06 .............................................................   $  479,906
   470,000             2.625% due 11/15/06 (a)(b) .....................................................      477,821
   160,000             2.250% due 2/15/07 (b) .........................................................      160,663
    50,000             3.000% due 11/15/07 (b).........................................................       51,027
   375,000             3.125% due 10/15/08 (a)(b)......................................................      379,790
   370,000             3.000% due 2/15/09 (b)..........................................................      370,983
   110,000             4.250% due 11/15/13 (b).........................................................      112,531
   735,000             4.000% due 2/15/14 (b)..........................................................      736,149
                     U.S. Treasury Bonds:
    40,000             7.500% due 11/15/16.............................................................       52,163
   560,000             8.000% due 11/15/21 (a)(b)......................................................      778,597
    20,000             5.250% due 11/15/28 (b).........................................................       20,866
   310,000             6.250% due 5/15/30 (a)(b).......................................................      369,663
                     U.S. Treasury Inflation-Indexed Notes:
   662,455             1.875% due 7/15/13 (a)(b).......................................................      683,209
    99,758             2.000% due 1/15/14 (b)..........................................................      103,589
                     U.S. Treasury Principal Strips:
   660,000             Due 11/15/21....................................................................      266,412
   100,000             Due 11/15/26 (a)................................................................       30,290
    20,000             Due 11/15/27....................................................................        5,774
                                                                                                          ----------
                     TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost -- $4,979,516)..............................................................    5,079,433
                                                                                                          ----------
   Face
  Amount   Rating(c)
---------- ---------
CORPORATE BONDS AND NOTES -- 33.0%

Aerospace/Defense -- 0.3%
    40,000   A       The Boeing Co., Debentures, 7.250% due 6/15/25....................................       46,897
    20,000   BBB     Lockheed Martin Corp., Bonds, 8.500% due 12/1/29..................................       26,822
    20,000   BBB-    Raytheon Co., Notes, 6.750% due 8/15/07...........................................       22,422
                                                                                                          ----------
                                                                                                              96,141
                                                                                                          ----------

Agriculture -- 1.1%
                     Altria Group, Inc.:
   160,000   BBB       Debentures, 7.750% due 1/15/27..................................................      178,235
    50,000   BBB       Notes, 7.000% due 11/4/13.......................................................       54,949
     5,000   BB      DIMON Inc., Series B, 9.625% due 10/15/11.........................................        5,300
                     R.J. Reynolds Tobacco Holdings Inc.:
    85,000   BB+       7.250% due 6/1/12...............................................................       85,212
    10,000   BB+       Series B, 7.750% due 5/15/06....................................................       10,675
                                                                                                          ----------
                                                                                                             334,371
                                                                                                          ----------

Airlines -- 0.2%
    50,000   AAA     Delta Air Lines Inc., Pass-Through Certificates, Series 02-1, 6.417% due 7/2/12...       54,342
                                                                                                          ----------

Auto Manufacturers -- 0.5%
                     DaimlerChrysler N.A. Holding Corp.:
    30,000   BBB       4.050% due 6/4/08...............................................................       30,179
    85,000   BBB       7.300% due 1/15/12..............................................................       96,905
    30,000   BBB       Notes, 6.500% due 11/15/13......................................................       32,124
                                                                                                          ----------
                                                                                                             159,208
                                                                                                          ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                              Security                                        Value
----------------------------------------------------------------------------------------------------------

Banks -- 2.5%
                    Bank of America Corp.:
                      Sr. Notes:
$  50,000    A+        5.250% due 2/1/07..................................................    $     53,824
   30,000    A+        3.875% due 1/15/08.................................................          30,958
   50,000    A        Sub. Notes, 7.400% due 1/15/11......................................          59,311
                    Bank One Corp.:
   80,000    A        Notes, 6.500% due 2/1/06............................................          86,798
   80,000    A-       Sub. Notes, 5.900% due 11/15/11.....................................          88,258
   20,000    A-     Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (d)............          20,284
  110,000    AAA    Kredit Fuer Wiederaufbau, 3.375% due 1/23/08..........................         112,486
  100,000    A+     U.S. Bancorp, Sr. Notes, Series MTNN, 3.125% due 3/15/08..............         100,064
                    Wells Fargo & Co.:
   25,000    AA-      Sr. Notes, 5.125% due 2/15/07.......................................          26,884
  180,000    A+       Sub. Notes, 6.375% due 8/1/11.......................................         204,097
   10,000    AA-    Wells Fargo Bank N.A., Sub. Notes, 6.450% due 2/1/11..................          11,405
                                                                                              ------------
                                                                                                   794,369
                                                                                              ------------

Beverages -- 0.1%
   15,000    B+     Constellation Brands Inc., 8.500% due 3/1/09..........................          15,713
                                                                                              ------------

Building - Residential/Commercial -- 0.0%
    8,000    BB-    Schuler Homes Inc., 10.500% due 7/15/11 (b)...........................           9,370
                                                                                              ------------

Casinos & Gaming -- 0.3%
   11,000    BB+    Caesars Entertainment Inc., Sr. Notes, 8.500% due 11/15/06............          12,237
   28,000    BB+    Harrah's Operating Co., Inc., 7.875% due 12/15/05.....................          30,380
   20,000    BB+    Mandalay Resort Group, Debentures, 7.000% due 11/15/36................          21,300
                    MGM MIRAGE:
    6,000    BB-      9.750% due 6/1/07...................................................           6,930
   15,000    BB-      8.375% due 2/1/11 (b)...............................................          17,363
   12,000    BB-    Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375% due 7/15/09...          12,600
   10,000    B+     Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16 (d)...........          10,150
                                                                                              ------------
                                                                                                   110,960
                                                                                              ------------

Chemicals -- 0.3%
   50,000    A-     The Dow Chemical Co., Notes, 5.250% due 5/14/04....................             50,308
   14,000    BB+    FMC Corp., Secured Notes, 10.250% due 11/1/09......................             16,520
   23,000    B+     IMC Global Inc., Series B, 10.875% due 6/1/08......................             27,715
                                                                                              ------------
                                                                                                    94,543
                                                                                              ------------

Computer Services -- 0.6%
   20,000    BBB    Electronic Data Systems Corp., Notes, 7.125% due 10/15/09..........             21,205
  150,000    A+     International Business Machines Corp., Notes, 4.750% due 11/29/12..            154,039
                                                                                              ------------
                                                                                                   175,244
                                                                                              ------------

Diversified Financial Services -- 6.0%
   80,000    A      Boeing Capital Corp., Notes, 6.500% due 2/15/12....................             89,997
                    CIT Group Inc.:
   15,000    A        Notes, 6.500% due 2/7/06.........................................             16,248
   70,000    A        Sr. Notes, 7.750% due 4/2/12 (b).................................             84,266
  100,000    A+     Credit Suisse First Boston USA Inc., Notes, 4.625% due 1/15/08.....            105,532

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
-----------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(c)                              Security                                        Value
-----------------------------------------------------------------------------------------------------------

Diversified Financial Services -- 6.0% (continued)
$   10,000   BB-     Eircom Funding, Sr. Sub. Notes, 8.250% due 8/15/13....................    $     11,150
                     Ford Motor Credit Co.:
   100,000   BBB-      Bonds, 7.375% due 2/1/11............................................         108,573
                       Notes:
    30,000   BBB-       7.875% due 6/15/10.................................................          33,596
    85,000   BBB-       7.250% due 10/25/11................................................          92,222
    10,000   BBB-      Sr. Notes, 5.800% due 1/12/09.......................................          10,348
                     General Electric Capital Corp.:
   140,000   AAA       Debentures, Series EMTN, 6.375% due 8/23/08.........................         156,515
    90,000   AAA       Notes, Series MTNA, 5.875% due 2/15/12..............................          98,792
                     General Motors Acceptance Corp., Notes:
   110,000   BBB       7.000% due 2/1/12...................................................         119,309
    10,000   BBB       Series MTN, 4.375% due 12/10/07.....................................          10,157
                     Goldman Sachs Group Inc., Notes:
    50,000   A+        4.125% due 1/15/08..................................................          51,875
   135,000   A+        4.750% due 7/15/13..................................................         134,042
                     Household Finance Corp., Notes:
    20,000   A         7.200% due 7/15/06..................................................          22,262
    20,000   A         8.000% due 7/15/10..................................................          24,249
    50,000   A         6.375% due 10/15/11.................................................          56,463
    80,000   A-      John Deere Capital Corp., Notes, 7.000% due 3/15/12...................          93,965
   120,000   A       Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08..............         124,012
    50,000   A+      Merrill Lynch & Co., Inc., Notes, Series MTNB, 2.940% due 1/30/06.....          51,062
                     Morgan Stanley Group Inc.:
   125,000   A+        Bonds, 5.800% due 4/1/07............................................         137,021
    90,000   A+        Notes, 3.625% due 4/1/08............................................          91,466
    45,000   A+        Unsub. Bonds, 6.100% due 4/15/06....................................          48,578
   110,000   AAA     Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08...................         109,242
                                                                                               ------------
                                                                                                  1,880,942
                                                                                               ------------

Electric -- 3.2%
                     The AES Corp., Sr. Secured Notes:
     9,574   BB        10.000% due 12/12/05 (b)(d).........................................           9,813
    85,000   B+        8.750% due 5/15/13 (d)..............................................          93,713
    34,000   CCC+    Calpine Canada Energy Finance LLC, 8.500% due 5/1/08..................          26,435
                     Calpine Corp.:
    10,000   CCC+      Sr. Notes, 8.750% due 7/15/07 (b)...................................           8,175
    60,000   B         Sr. Secured Notes, 8.750% due 7/15/13 (b)(d)........................          55,500
   100,000   BBB+    Dominion Resources Inc., Sr. Notes, 5.700% due 9/17/12................         107,591
    50,000   BBB     Duke Energy Co., Sr. Notes, 5.625% due 11/30/12.......................          52,679
                     First Energy Corp., Notes:
    20,000   BB+       Series A, 5.500% due 11/15/06.......................................          21,238
    70,000   BB+       Series B, 6.450% due 11/15/11.......................................          76,116
    90,000   BB+       Series C, 7.375% due 11/15/31.......................................          99,843
                     Hydro Quebec, Local Government Guaranteed:
   140,000   A+        Series IU, 7.500% due 4/1/16........................................         177,834
    10,000   A+        Series JL, 6.300% due 5/11/11.......................................          11,458
    40,000   BBB-    MidAmerican Energy Holdings Co., Sr. Notes, 5.875% due 10/1/12........          42,963
   110,000   A-      Niagara Mohawk Power Corp., Sr. Notes, Series G, 7.750% due 10/1/08...         128,653
    50,000   BBB     Oncor Electric Delivery Co., Sr. Secured Notes, 6.375% due 1/15/15....          55,778
    17,000   B-      Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10..............          20,825
    28,887   BBB-    System Energy Resources Inc., Secured Bond, 7.430% due 1/15/11........          29,856
                                                                                               ------------
                                                                                                  1,018,470
                                                                                               ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(c)                            Security                                        Value
---------------------------------------------------------------------------------------------------------

Food -- 1.1%
$  135,000   BBB     Kellogg Co., Notes, Series B, 6.600% due 4/1/11......................   $    154,990
    75,000   BBB+    Kraft Foods Inc., Notes, 6.250% due 6/1/12...........................         83,323
    70,000   A-      Nabisco Inc., Debentures, 7.550% due 6/15/15.........................         85,142
    20,000   BB      Smithfield Foods Inc., Sr. Notes, Series B, 8.000% due 10/15/09......         21,925
                                                                                             ------------
                                                                                                  345,380
                                                                                             ------------

Forest Products & Paper -- 0.4%
                     Abitibi Consolidated Inc.:
     4,000   BB        Debentures, 8.500% due 8/1/29......................................          4,116
    10,000   BB        Notes, 8.550% due 8/1/10...........................................         11,138
     9,000   BB+     Cascades Inc., Sr. Notes, 7.250% due 2/15/13.........................          9,450
                     Georgia-Pacific Corp.:
     6,000   BB+       8.875% due 2/1/10..................................................          6,870
                       Debentures:
     1,000   BB+        9.500% due 12/1/11 (b)............................................          1,162
     4,000   BB+        7.700% due 6/15/15................................................          4,240
     1,000   BB+       Notes, 8.125% due 5/15/11 (b)......................................          1,105
    20,000   BBB     MeadWestvaco Corp., 6.850% due 4/1/12................................         22,439
    70,000   BBB     Weyerhaeuser Co., Notes, 6.750% due 3/15/12..........................         78,684
                                                                                             ------------
                                                                                                  139,204
                                                                                             ------------

Healthcare Services -- 0.5%
    30,000   BBB-    HCA Inc., Sr. Notes, 7.875% due 2/1/11...............................         34,708
    10,000   BBB     Manor Care Inc., Sr. Notes, 7.500% due 6/15/06.......................         10,925
                     Tenet Healthcare Corp.:
    71,000   B+        Notes, 7.375% due 2/1/13...........................................         66,030
                       Sr. Notes:
    10,000   B+         5.375% due 11/15/06...............................................          9,550
    26,000   B+         6.375% due 12/1/11................................................         23,205
                                                                                             ------------
                                                                                                  144,418
                                                                                             ------------

Holding Companies -- 0.3%
    10,000   B+      Kansas City Southern Railway, 9.500% due 10/1/08.....................         11,200
    14,000   BB-     Peabody Energy Corp., Series B, 6.875% due 3/15/13...................         15,015
    50,000   B+      Williams Holdings of Delaware, Debentures, 6.250% due 2/1/06.........         51,250
                                                                                             ------------
                                                                                                   77,465
                                                                                             ------------

Hotels -- 0.1%
    10,000   BBB-    Hilton Hotels Corp., Notes, 7.625% due 5/15/08.......................         11,200
    20,000   B+      Host Marriott Corp., Series B, 7.875% due 8/1/08.....................         20,800
    10,000   BB+     Starwood Hotels & Resorts Worldwide Inc., 7.375% due 5/1/07..........         10,875
                                                                                             ------------
                                                                                                   42,875
                                                                                             ------------

Insurance -- 0.7%
                     Loews Corp.:
   160,000   A         Debentures, 8.875% due 4/15/11.....................................        193,823
    20,000   A         Sr. Notes, 7.625% due 6/1/23.......................................         20,749
                                                                                             ------------
                                                                                                  214,572
                                                                                             ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                                Security                                           Value
---------------------------------------------------------------------------------------------------------------

Machinery Diversified -- 0.1%
$  20,000   BB      AGCO Corp., 9.500% due 5/1/08...............................................   $     21,800
    4,000   BB+     Cummins Inc., Sr. Notes, 10.250% due 12/1/10 (d)............................          4,720
    5,000   BB-     Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11........................          5,725
                                                                                                   ------------
                                                                                                         32,245
                                                                                                   ------------

Manufacturing-Miscellaneous -- 1.7%
   80,000   AAA     General Electric Co., Notes, 5.000% due 2/1/13..............................         82,926
   22,000   BB+     SPX Corp., Sr. Notes, 7.500% due 1/1/13.....................................         23,595
                    Tyco International Group S.A.:
  220,000   BBB-      6.375% due 10/15/11.......................................................        238,042
   26,000   BBB-      7.000% due 6/15/28........................................................         27,689
  144,000   BBB-      6.875% due 1/15/29........................................................        151,240
                                                                                                   ------------
                                                                                                        523,492
                                                                                                   ------------

Media -- 3.9%
  270,000   BBB     Comcast Corp., 6.500% due 1/15/15...........................................        299,217
   50,000   BBB     Cox Communications Inc., Notes, 7.125% due 10/1/12..........................         58,112
                    CSC Holdings Inc.:
    4,000   BB-       Debentures, 7.875% due 2/15/18............................................          4,500
   10,000   BB-       Sr. Notes, Series B, 7.625% due 4/1/11....................................         10,850
    6,000   BB-     EchoStar DBS Corp., Sr. Notes, 4.405% due 10/1/08 (d).......................          6,270
  165,000   BBB-    Liberty Media Corp., Sr. Notes, 2.670% due 9/17/06..........................        167,296
                    News America Holdings:
   40,000   BBB-      7.300% due 4/30/28........................................................         45,937
   70,000   BBB-      7.625% due 11/30/28.......................................................         83,381
   60,000   BBB-      6.550% due 3/15/33........................................................         63,868
   50,000   BBB+    Time Warner Entertainment Co., L.P., Sr. Notes, 8.375% due 7/15/33..........         63,992
                    Time Warner Inc.:
  100,000   BBB+      6.875% due 5/1/12.........................................................        113,477
  180,000   BBB+      7.700% due 5/1/32.........................................................        212,573
                    Viacom Inc.:
   25,000   A-        6.400% due 1/30/06........................................................         27,035
   40,000   A-        5.625% due 8/15/12........................................................         43,177
   10,000   Ba3*    Vivendi Universal S.A., Sr. Notes, 6.250% due 7/15/08.......................         10,775
                                                                                                   ------------
                                                                                                      1,210,460
                                                                                                   ------------

Money Center Banks -- 0.7%
                    J.P. Morgan Chase & Co.:
   80,000   A+        Notes, 4.500% due 11/15/10................................................         82,350
                      Sub. Notes:
   20,000   A          6.000% due 2/15/09.......................................................         22,232
  110,000   A          5.750% due 1/2/13........................................................        118,604
   10,000   BBB-    Sumitomo Mitsui Banking Corp./New York, Sub. Notes, 8.000% due 6/15/12......         12,131
                                                                                                   ------------
                                                                                                        235,317
                                                                                                   ------------

Non-Hazardous Waste Disposal -- 0.9%
    5,000   BB-     Allied Waste North America, Series B, 8.875% due 4/1/08.....................          5,600
                    Waste Management Inc.:
  110,000   BBB       6.375% due 11/15/12.......................................................        122,235
   40,000   BBB       7.375% due 5/15/29........................................................         46,316
  100,000   BBB       7.750% due 5/15/32........................................................        121,832
                                                                                                   ------------
                                                                                                        295,983
                                                                                                   ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                            Security                                  Value
--------------------------------------------------------------------------------------------------

Oil & Gas Drilling -- 2.4%
$  25,000   BBB+    Anadarko Finance Co., Series B, 6.750% due 5/1/11...............  $     28,892
   40,000   BBB     Anderson Exploration Ltd., Notes, 6.750% due 3/15/11............        44,994
   80,000   A-      Apache Corp., Notes, 6.250% due 4/15/12.........................        91,088
   40,000   AA+     Atlantic Richfield Co., Notes, 5.900% due 4/15/09...............        44,800
   20,000   AA+     BP Capital Markets PLC, Notes, 2.750% due 12/29/06..............        20,298
  170,000   AA      Chevron Texaco Capital Co., 3.500% due 9/17/07..................       175,457
   80,000   A-      Conoco Inc., Sr. Notes, 6.950% due 4/15/29......................        93,320
   60,000   BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32..............        74,783
   10,000   BB+     Parker & Parsley Pertroleum Co., Sr. Notes, 8.875% due 4/15/05..        10,683
   10,000   A-      Petronas Capital Ltd., 7.875% due 5/22/22 (d)...................        11,813
   30,000   B       Petrozuata Finance Inc., 8.220% due 4/1/17 (d)..................        26,850
    4,000   BB+     Pioneer Natural Resources Co., 9.625% due 4/1/10................         5,102
   90,000   AAA     Seariver Maritime Inc., zero coupon due 9/1/12..................        61,907
   10,000   B       Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11......        10,700
   10,000   BB+     Western Oil Sands Inc., Sr. Secured Notes, 8.375% due 5/1/12....        11,700
   30,000   BBB-    XTO Energy Inc., Sr. Notes, 6.250% due 4/15/13..................        32,888
                                                                                      ------------
                                                                                           745,275
                                                                                      ------------

Oil & Gas Services -- 0.0%
   11,000   BB-     Grant Prideco Escrow Corp., 9.000% due 12/15/09.................        12,320
                                                                                      ------------

Pharmaceuticals -- 0.7%
  200,000   AA-     Bristol-Myers Squibb Co., Notes, 5.750% due 10/1/11.............       219,080
   10,000   BB+     Omnicare Inc., Series B, 8.125% due 3/15/11.....................        11,075
                                                                                      ------------
                                                                                           230,155
                                                                                      ------------

Pipelines -- 0.6%
   40,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (b).........        38,400
                    El Paso Corp., Sr. Notes, Series MTN:
   80,000   CCC+      7.800% due 8/1/31.............................................        64,800
   35,000   CCC+      7.750% due 1/15/32 (b)........................................        28,262
   10,000   B-      El Paso National Gas Co., Bonds, 8.375% due 6/15/32.............        10,350
                    The Williams Cos. Inc., Notes:
   30,000   B+        7.750% due 6/15/31............................................        29,850
   10,000   B+        8.750% due 3/15/32............................................        10,800
                                                                                      ------------
                                                                                           182,462
                                                                                      ------------

Real Estate Investment Trust -- 0.1%
    9,000   BBB-    Healthcare REIT Inc., Notes, 8.000% due 9/12/12.................        10,591
    2,000   B+      Host Marriott L.P., Series G, 9.250% due 10/1/07................         2,235
   10,000   BB-     Ventas Realty L.P./Ventas Capital Corp., 8.750% due 5/1/09......        11,225
                                                                                      ------------
                                                                                            24,051
                                                                                      ------------

Regional Authority -- 0.7%
  170,000   AA      Province of Ontario, Notes, 3.500% due 9/17/07..................       173,889
   30,000   A+      Province of Quebec, Debentures, Series NJ, 7.500% due 7/15/23...        38,159
                                                                                      ------------
                                                                                           212,048
                                                                                      ------------

Retail -- 0.6%
  170,000   A+      Target Corp., Notes, 5.875% due 3/1/12..........................       187,531
                                                                                      ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
------------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(c)                             Security                                     Value
------------------------------------------------------------------------------------------------------

Telecommunications -- 1.9%
                    AT&T Wireless Services, Inc.:
$  50,000   BBB       Notes, 8.125% due 5/1/12.........................................   $     60,160
   45,000   BBB       Sr. Notes, 7.350% due 3/1/06.....................................         49,439
   10,000   B-      Cincinnati Bell Inc., 7.250% due 7/15/13...........................         10,350
   25,000   BBB+    Deutsche Telekom International Financial B.V., 5.250% due 7/22/13..         25,624
   10,000   B+      Nextel Communication Inc., Sr. Notes, 7.375% due 8/1/15............         10,825
                    PanAmSat Corp.:
    6,000   B+        8.500% due 2/1/12................................................          6,270
    4,000   BB        Notes, 6.375% due 1/15/08........................................          4,100
                    Sprint Capital Corp.:
   70,000   BBB-      6.000% due 1/15/07...............................................         75,632
  100,000   BBB-      6.125% due 11/15/08..............................................        108,976
    5,000   BBB-      Notes, 8.375% due 3/15/12 (b)....................................          6,005
   30,000   BBB+    Telecom Italia Capital S.A., 5.250% due 11/15/13 (d)...............         30,467
                    Verizon Global Funding Corp., Notes:
  140,000   A+        6.875% due 6/15/12...............................................        160,226
   50,000   A+        7.375% due 9/1/12................................................         59,033
                                                                                          ------------
                                                                                               607,107
                                                                                          ------------

Transportation - Rail -- 0.5%
   75,000   BBB     Canadian Pacific Railway Ltd., Bonds, 7.125% due 10/15/31..........         89,939
   20,000   BBB     Norfolk Southern Corp., Sr. Notes, 6.750% due 2/15/11..............         23,051
   45,000   BBB     Union Pacific Corp., Notes, 6.650% due 1/15/11.....................         51,515
                                                                                          ------------
                                                                                               164,505
                                                                                          ------------
                    TOTAL CORPORATE BONDS AND NOTES
                    (Cost -- $9,955,297)...............................................     10,370,538
                                                                                          ------------
SOVEREIGN BONDS -- 3.6%

Brazil -- 0.9%
                    Federal Republic of Brazil:
   36,943   B+        Bonds, Series 20 Year, 8.000% due 4/15/14........................         35,384
   50,000   B+        DCB, Series 18 Year, 2.188% due 4/15/12..........................         43,063
   12,942   B+        NMB, Series 15 Year, 2.188% due 4/15/09..........................         11,874
   30,000   B+        Notes, 12.000% due 4/15/10.......................................         34,350
   30,000   B+        Unsub. Bonds, 11.000% due 8/17/40 (b)............................         31,515
   90,000   B+        Unsub. Notes, 14.500% due 10/15/09...............................        112,635
                                                                                          ------------
                                                                                               268,821
                                                                                          ------------

Bulgaria -- 0.2%
   41,000   BB+     Republic of Bulgaria, Bonds, 8.250% due 1/15/15 (d)................         49,354
                                                                                          ------------

Colombia -- 0.1%
                    Republic of Columbia:
   20,000   BB        Bonds, 11.750% due 2/25/20.......................................         24,650
   15,000   BB        Notes, 10.500% due 7/9/10........................................         17,250
                                                                                          ------------
                                                                                                41,900
                                                                                          ------------

Italy -- 0.1%
   40,000   AA      Republic of Italy, Bonds, 2.500% due 3/31/06.......................         40,630
                                                                                          ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------------

  Face
 Amount    Rating(c)                             Security                                   Value
----------------------------------------------------------------------------------------------------

Mexico -- 1.7%
                     United Mexican States:
$  200,000   BBB-      Bonds, 11.500% due 5/15/26......................................  $   302,500
   190,000   BBB-      Notes, 8.375% due 1/14/11.......................................      228,712
                                                                                          ----------
                                                                                             531,212
                                                                                          ----------

Panama -- 0.1%
                     Republic of Panama, Bonds:
    10,000   BB        9.375% due 7/23/12..............................................       11,525
    15,000   BB        10.750% due 5/15/20.............................................       18,450
                                                                                          ----------
                                                                                              29,975
                                                                                          ----------

Peru -- 0.2%
                     Republic of Peru, Notes:
    20,000   BB-       9.125% due 2/21/12..............................................       22,400
    20,000   BB-       9.875% due 2/6/15 (b)...........................................       23,000
                                                                                          ----------
                                                                                              45,400
                                                                                          ----------

Philippines -- 0.1%
    35,000   BB      Philippine Government International Bond, 9.875% due 1/15/19 (b)..       35,742
                                                                                          ----------

Russian -- 0.2%
    70,000   BB      Russian Federation, Unsub. Bonds, 5.000% due 3/31/30..............       68,950
                                                                                          ----------
                     TOTAL SOVEREIGN BONDS
                     (Cost -- $1,038,216)..............................................    1,111,984
                                                                                          ----------

 Shares
----------
PREFERRED STOCK -- 0.2%
       200           Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08........       21,700
     1,000           Home Ownership Funding CP II, 13.338% (d).........................       51,056
        35           McLeodUSA Inc., Series A, 2.500% due 4/18/12......................          303
                                                                                          ----------
                     TOTAL PREFERRED STOCK
                     (Cost -- $89,818).................................................       73,059
                                                                                          ----------

Warrants
----------
WARRANTS+ -- 0.0%
        77           McLeodUSA Inc., Expire 4/16/07 (Cost -- $0).......................           51
                                                                                          ----------

Contracts
----------
PURCHASED OPTIONS -- 0.0%
         4           Euro Dollar Futures, Put @ 99.5, Expire 3/15/04 (Cost -- $5,395)..        6,325
                                                                                          ----------

  Face
 Amount
----------
ASSET-BACKED SECURITIES -- 17.1%
$   43,295           Advanta Revolving Home Equity Loan Trust, 1.350% due 8/25/24......       43,335
    52,264           Banc of America Funding Corp., 6.000% due 5/20/33.................       53,567
   141,627           Capital Auto Receivables Asset Trust, 1.144% due 6/15/05..........      141,688
    43,694           CDC Mortgage Capital Trust, 1.410% due 1/25/33....................       43,769

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------

  Face
 Amount                                    Security                                       Value
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 17.1% (continued)
            Chase Funding Mortgage Loan Asset-Backed Certificates:
$  34,959     1.350% due 5/25/32....................................................   $     35,014
   40,858     1.420% due 8/25/32....................................................         40,929
  100,000   Commercial Mortgage Acceptance Corp., 6.570% due 12/15/30...............        109,990
            Countrywide Asset-Backed Certificates:
  130,746     1.470% due 5/25/32....................................................        131,307
   80,596     1.790% due 5/25/32 (d)................................................         80,785
   86,790     Series 2000-4, 1.340% due 12/25/31....................................         86,881
   21,329     Series 2001-BC3, 1.340% due 12/25/31..................................         21,352
            Countrywide Home Equity Loan Trust:
   18,149     1.334% due 4/15/27....................................................         18,177
   34,389     1.334% due 5/15/28....................................................         34,424
    8,542   Delta Funding Home Equity Loan Trust, 1.694% due 2/15/31................          8,577
  200,000   Deutsche Mortgage and Asset Receiving Corp., 6.538% due 6/15/31.........        220,578
            EMC Mortgage Loan Trust:
  236,729     1.650% due 8/25/40 (d)................................................        237,505
   52,282     1.750% due 2/25/41 (d)................................................         52,282
            Fannie Mae, Bonds:
   60,000     2.375% due 2/15/07 (b)................................................         60,066
   30,000     4.375% due 3/15/13....................................................         30,225
  310,000     6.625% due 11/15/30...................................................        365,066
            Federal Home Loan Bank System, Bonds:
   40,000     1.875% due 6/15/06 (b)................................................         39,926
  120,000     4.875% due 11/15/06...................................................        128,284
   70,000     3.500% due 11/15/07...................................................         71,769
   30,000     3.625% due 11/14/08...................................................         30,607
  140,000     4.500% due 9/16/13....................................................        141,357
  266,255   Fleet Home Equity Loan Trust, 1.341% due 1/20/33........................        266,503
            Freddie Mac:
  148,619     22.803% due 2/15/24 (e)...............................................         31,343
  200,000     Notes, 4.500% due 7/15/13.............................................        202,345
            GMAC Commercial Mortgage Securities Inc.:
   78,356     1.334% due 7/15/12 (d)................................................         78,356
  200,000     6.700% due 5/15/30....................................................        225,486
  308,000   Government National Mortgage Association, 13.800% due 1/20/32...........        328,543
  152,588   Impac CMB Trust, 1.500% due 3/25/33.....................................        153,141
   64,674   Irwin Home Equity, 1.600% due 2/25/28...................................         65,067
   69,407   Lehman Brothers Commercial Mortgage Trust, 1.334% due 8/16/13 (d).......         69,447
   80,000   M&I Auto Loan Trust, 2.310% due 2/20/08.................................         80,743
   99,896   Nationslink Funding Corp., 6.867% due 1/22/26...........................        109,100
            New Century Home Equity Loan Trust:
    9,592     1.380% due 7/25/30....................................................          9,607
   37,184     1.381% due 6/20/31....................................................         37,248
  200,000   Nomura Asset Securities Corp., 7.120% due 4/13/39.......................        218,160
   66,964   Ocwen Residential MBS Corp., 7.000% due 10/25/40 (d)....................         69,715
            Option One Mortgage Loan Trust:
   52,267     1.500% due 11/25/32...................................................         52,602
  141,839     1.520% due 2/25/33....................................................        142,678
   75,639   Option One Mortgage Securities Corp. NIM Trust, 1.490% due 1/26/10 (d)..         75,769
  130,678   Provident Bank Home Equity Loan Trust, 1.490% due 1/25/31...............        130,841

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
------------------------------------------------------------------------------------------

   Face
  Amount                                Security                                  Value
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 17.1% (continued)
$  100,000    Providian Master Trust, 1.264% due 4/15/09.....................  $    99,811
   100,000    Public Service New Hampshire Funding LLC, 6.480% due 5/1/15....      114,954
              Residential Asset Mortgage Products Inc.:
   224,650      1.440% due 3/25/33...........................................      225,286
   169,712      1.430% due 5/25/33...........................................      170,205
    22,167    Security National Mortgage Loan Trust, 3.070% due 8/25/10 (d)..       22,201
    99,118    Structured Asset Securities Corp., 1.600% due 8/25/32..........      100,001
    65,717    Wachovia Asset Securitization Inc., 1.470% due 9/27/32.........       66,266
                                                                               -----------
              TOTAL ASSET-BACKED SECURITIES
              (Cost -- $5,351,941)...........................................    5,372,878
                                                                               -----------
MORTGAGE-BACKED SECURITIES -- 16.8%

Federal Home Loan Mortgage Corp. (FHLMC) -- 2.8%
              FHLMC Gold:
    97,664      6.500% due 11/1/16...........................................      103,816
   100,000      4.500% due 3/1/19 (f)(g).....................................      100,969
    34,774      7.500% due 7/1/28............................................       37,588
   121,067      7.000% due 11/1/29...........................................      128,573
    57,855      7.000% due 11/1/30...........................................       61,424
    57,170      6.500% due 2/1/33............................................       60,160
    14,014      6.500% due 3/1/33............................................       14,746
    24,607      6.000% due 4/1/33............................................       25,618
    11,621      6.500% due 4/1/33............................................       12,228
    58,796      6.000% due 8/1/33............................................       61,208
    76,209      6.000% due 9/1/33............................................       79,335
    28,933      6.500% due 12/1/33...........................................       30,446
   100,000      4.500% due 3/1/34 (f)........................................       97,250
    75,000      6.000% due 3/1/34 (f)(g).....................................       78,000
                                                                               -----------
                                                                                   891,361
                                                                               -----------

Federal National Mortgage Association (FNMA) -- 10.3%
              FNMA:
   267,406      6.000% due 11/1/13...........................................      282,583
    15,632      5.500% due 5/1/17............................................       16,310
    99,986      6.500% due 7/1/17............................................      107,515
 1,000,000      5.000% due 3/1/18 (f)(g).....................................    1,026,875
    39,698      5.500% due 5/1/18............................................       41,414
    60,452      6.500% due 5/1/23............................................       63,813
    16,245      7.000% due 3/18/26 (e).......................................          169
    79,745      5.500% due 10/18/27..........................................       82,311
   293,419      6.000% due 11/1/32...........................................      305,823
   183,834      6.000% due 3/1/33............................................      191,606
   332,656      6.000% due 5/25/33 (e).......................................       57,482
   105,582      5.500% due 10/1/33...........................................      108,131
   900,000      6.000% due 3/1/34 (f)(g).....................................      937,125
                                                                               -----------
                                                                                 3,221,157
                                                                               -----------

Government National Mortgage Association (GNMA) -- 3.7%
              GNMA I:
   100,644      6.000% due 3/15/29...........................................      105,406
    57,468      8.000% due 2/15/30...........................................       62,721

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------

   Face
  Amount                                 Security                                    Value
---------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 3.7% (continued)
$    6,662  8.000% due 3/15/30................................................... $     7,271
   136,947  6.500% due 6/15/31...................................................     144,724
    46,882  6.500% due 12/15/31..................................................      49,545
   158,087  6.500% due 5/15/32...................................................     167,036
    48,223  6.000% due 8/15/32...................................................      50,424
   224,259  6.000% due 10/15/32..................................................     234,491
   300,000  6.500% due 3/1/33 (f)(g).............................................     316,688
    33,495 GNMA II, 8.000% due 6/20/25...........................................      36,457
                                                                                  -----------
                                                                                    1,174,763
                                                                                  -----------
           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost -- $5,271,650) .................................................   5,287,281
                                                                                  -----------
           SUB-TOTAL INVESTMENTS
           (Cost -- $26,691,833) ................................................  27,301,549
                                                                                  -----------
SHORT-TERM INVESTMENTS -- 13.1%
COMMERCIAL PAPER -- 0.8%
   160,000 Federal National Mortgage Association, zero coupon due 3/24/04 (h)....     159,889
    80,000 Ford Motor Credit Co., 1.970% due 8/17/04.............................      80,000
                                                                                  -----------
           TOTAL COMMERCIAL PAPER
           (Cost -- $239,889) ...................................................     239,889
                                                                                  -----------
REPURCHASE AGREEMENTS -- 12.3%
    96,000 State Street Bank and Trust Co. dated 2/27/04, 0.920% due 3/1/04;
            Proceeds at maturity -- $96,007; (Fully collateralized by U.S.
            Treasury Bonds, 6.625% due 2/15/27; Market value -- $98,100).........      96,000
 3,783,000 UBS Warburg Securities Inc. dated 2/27/04, 1.000% due 3/1/04;
            Proceeds at maturity -- $3,783,315; (Fully collateralized by U.S.
            Treasury Notes, 1.500% to 4.375% due 7/31/05 to 2/15/09;
            Market value -- $3,858,660)..........................................   3,783,000
                                                                                  -----------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $3,879,000) .................................................   3,879,000
                                                                                  -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost -- $4,118,889) .................................................   4,118,889
                                                                                  -----------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $30,810,722**) .............................................. $31,420,438
                                                                                  ===========
LOANED SECURITIES COLLATERAL
 4,740,043 State Street Navigator Securities Lending Trust Prime Portfolio (Cost
            -- $4,740,043)....................................................... $ 4,740,043
                                                                                  ===========

--------
(a) All or a portion of this security is segregated for open futures contracts, open option contracts, open purchase commitments and/or to-be-announced securities.
(b) All or a portion of this security is on loan (See Note 11).
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(e) Interest only security.
(f) Security is traded on a "to-be-announced" basis (See Note 9).
(g) This security is acquired under mortgage dollar roll agreement (See Note
    10).
(h) All or a portion of this security is held as collateral for open futures contracts.
+  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 66 for definition of ratings and certain abbreviations.

   Abbreviations used in this schedule:

DCB --  Debt Conversion Bonds
NMB --  New Money Bonds

                      See Notes to Financial Statements.

          Schedule of Options Written
          February 29, 2004 (unaudited)


Multi-Sector Fixed Income Investments
------------------------------------------------------------------------------------

Contracts                Security                  Expiration Strike Price   Value
------------------------------------------------------------------------------------
    3     U.S. Treasury 10 Year Note Future Call..    3/04      $114.00    $ (2,344)
   14     U.S. Treasury 10 Year Note Future Call .    5/04       114.00     (19,688)
    7     U.S. Treasury 10 Year Note Future Call..    5/04       116.00      (4,484)
    4     U.S. Treasury 10 Year Note Future Call..    8/04       115.00      (5,000)
   12     U.S. Treasury 10 Year Note Future Put...    5/04       108.00      (2,625)
    3     U.S. Treasury 10 Year Note Future Put...    5/04       110.00      (1,359)
    2     U.S. Treasury 10 Year Note Future Put...    5/04       112.00      (1,781)
    2     U.S. Treasury Bonds Future Call ........    3/04       116.00        (344)
    6     U.S. Treasury Bonds Future Call.........    5/04       116.00      (5,063)
    9     U.S. Treasury Bonds Future Put..........    5/04       104.00      (2,812)
    1     U.S. Treasury Bonds Future Put..........    5/04       106.00        (500)
    2     U.S. Treasury Bonds Future Put .........    5/04       108.00      (1,656)
                                                                           --------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $58,816)..........                         $(47,656)
                                                                           ========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Government Money Investments
----------------------------------------------------------------------------------------------------------------------

   Face                                                                                  Annualized
  Amount                                  Security                                         Yield             Value
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 93.0%
$ 6,900,000 Federal Farm Credit Bank mature 6/10/04 to 6/17/04 ..................       0.99% to 1.06%    $  6,890,778
 41,878,000 Federal Home Loan Bank mature 3/1/04 to 7/2/04.......................       0.91 to 1.07        41,850,334
 16,700,000 Federal Home Loan Mortgage Corp. mature 3/9/04 to 9/20/04............       0.98 to 1.06        16,666,692
 22,285,000 Federal National Mortgage Association mature 3/31/04 to 10/1/04......       0.99 to 1.20        22,225,314
  6,344,000 Sallie Mae matures 3/1/04............................................           0.91             6,344,000
                                                                                                          ------------
            TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES
            (Cost -- $93,977,118)................................................                           93,977,118
                                                                                                          ------------
U.S. TREASURY OBLIGATION -- 7.0%
  7,000,000 U.S. Treasury Notes mature 3/31/04 to 7/31/04 (Cost -- $7,023,562)...       2.25 to 3.63         7,023,562
                                                                                                          ------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $101,000,680*)..............................................                         $101,000,680
                                                                                                          ============

--------
*  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

          Ratings and Security Descriptions
          (unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,   -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC,        balance, as predominantly speculative with respect to the issuer's
CC and C    capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
D        -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

 Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
           "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
 A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
 Baa    -- Bonds rated "Baa" are considered to be medium grade obligations,
           i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
           characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
           Uncertainty of position characterizes bonds in this class.
 B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
 Caa    -- Bonds rated "Caa" and "Ca" are of poor standing. These issues may
 and Ca    be in default, or present elements of danger may exist with respect to principal or interest.
 C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
 NR     -- Indicates that the bond is not rated by Standard & Poor's or
           Moody's.

Short-Term Security Ratings

 VMIG 1 -- Moody's highest rating for issues having demand feature --
           variable-rate demand obligation (VRDO).
 P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
 A-1    -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus
           (+) sign.

Abbreviations*

AMBAC -- Ambac Assurance Corporation             GO   -- General Obligation
CMO   -- CollateralizedMortgage Obligations      ISD  -- Independent School District
FGIC  -- Financial Guaranty Insurance Company    MBIA -- Municipal Bond Investors Assurance Corporation
FHLMC -- FederalHome Loan Mortgage Corporation   PCR  -- Pollution Control Revenue
FNMA  -- Federal National Mortgage Association   PDI  -- Past Due Interest
FSA   -- FinancialSecurity Assurance             PSFG -- Permanent School Fund Guaranty
GNMA  -- GovernmentNational Mortgage Association VRDN -- Variable Rate Demand Note

--------
* Abbreviations may or may not appear in the schedules of investments.

                     (This page intentionally left blank.)

          Statements of Assets and Liabilities
          February 29, 2004 (unaudited)


                                                                   Large           Large
                                                               Capitalization  Capitalization
                                                                Value Equity       Growth
                                                                Investments     Investments
----------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost........................................  $1,025,876,266  $  954,195,621
 Short-term investments, at cost.............................      53,549,000      15,252,000
 Loaned securities collateral, at cost (Note 11).............              --              --
                                                               ==============  ==============
 Investments, at value.......................................  $1,239,476,049  $1,233,151,067
 Short-term investments, at value............................      53,549,000      15,252,000
 Loaned securities collateral, at value (Note 11)............              --              --
 Cash........................................................           2,559           2,925
 Receivable for securities sold..............................       6,320,422       2,531,007
 Receivable for Fund shares sold.............................       3,016,276       2,580,859
 Dividends and interest receivable...........................       2,665,431         775,529
 Receivable for open forward foreign currency contracts
   (Note 8)..................................................              --              --
 Receivable from manager.....................................              --              --
 Receivable from broker -- variation margin..................              --              --
                                                               --------------  --------------
 Total Assets................................................   1,305,029,737   1,254,293,387
                                                               --------------  --------------
LIABILITIES:
 Payable for securities purchased............................      12,821,605       5,149,494
 Payable for Fund shares reacquired..........................       1,033,741       1,097,450
 Management fees payable.....................................         569,889         548,979
 Administration fees payable.................................         193,991         190,504
 Payable for loaned securities collateral (Note 11)..........              --              --
 Bank overdraft..............................................              --              --
 Dividends payable...........................................              --              --
 Payable for open forward foreign currency contracts (Note
   8)........................................................              --              --
 Written options, at value (Premiums received -- $58,816)
   (Note 7)..................................................              --              --
 Payable to broker -- variation margin.......................              --              --
 Accrued expenses............................................         592,664         337,987
                                                               --------------  --------------
 Total Liabilities...........................................      15,211,890       7,324,414
                                                               --------------  --------------
Total Net Assets.............................................  $1,289,817,847  $1,246,968,973
                                                               ==============  ==============
NET ASSETS:
 Par value of shares of beneficial interest..................  $      125,288  $      108,988
 Capital paid in excess of par value.........................   1,215,524,595   1,435,791,939
 Undistributed (overdistributed) net investment income.......       1,186,614              --
 Accumulated net investment loss.............................              --      (1,477,771)
 Accumulated net realized gain (loss) on investment
   transactions, futures contracts and options...............    (140,618,080)   (466,409,629)
 Net unrealized appreciation of investments, futures
   contracts, options and foreign currencies.................     213,599,430     278,955,446
                                                               --------------  --------------
Total Net Assets.............................................  $1,289,817,847  $1,246,968,973
                                                               ==============  ==============
Shares Outstanding (Par value of $0.001 per share, Note 13)..     125,288,230     108,988,013
                                                               ==============  ==============
Net Asset Value..............................................          $10.29          $11.44
                                                               ==============  ==============

                      See Notes to Financial Statements.


Intermediate   Long-Term   Municipal    Mortgage                  Multi-Sector  Government
Fixed Income     Bond        Bond        Backed      High Yield   Fixed Income     Money
Investments   Investments Investments  Investments   Investments  Investments   Investments
--------------------------------------------------------------------------------------------
$246,873,114  $15,907,938 $30,364,690  $71,551,130  $216,373,148  $26,691,833  $101,000,680
 123,018,964      953,965          --   16,006,000     5,939,000    4,118,889            --
  81,137,288    1,765,478          --           --    14,177,350    4,740,043            --
============  =========== ===========  ===========  ============  ===========  ============
$254,185,832  $16,703,036 $32,352,246  $71,566,588  $229,364,833  $27,301,549  $101,000,680
 123,018,964      953,965          --   16,006,000     5,939,000    4,118,889            --
  81,137,288    1,765,478          --           --    14,177,350    4,740,043            --
          --           58      10,512          511         2,179          805           158
   1,436,783      396,056          --    3,774,948     1,547,298      504,242            --
   1,393,783       13,356     170,522      212,795       626,788       90,241       315,093
   2,680,345      188,681     358,767      397,087     4,445,122      252,334        68,367
     252,422           --          --           --            --           --            --
          --           --          --           --            --       14,343        29,054
     123,919           --          --           --            --        2,565            --
------------  ----------- -----------  -----------  ------------  -----------  ------------
 464,229,336   20,020,630  32,892,047   91,957,929   256,102,570   37,025,011   101,413,352
------------  ----------- -----------  -----------  ------------  -----------  ------------
  33,968,660      357,397     986,052   18,521,915     6,064,102    3,549,019            --
     314,252       29,291       2,993       62,579       272,372       25,433        67,988
      95,923        5,488       9,111       23,961       100,304           --            --
      48,217        2,744       4,555       10,451        36,716        4,347            --
  81,137,288    1,765,478          --           --    14,177,350    4,740,043            --
      88,606           --          --           --            --           --            --
      40,665        4,670      12,408       20,192        42,983          499        11,196
       5,277           --          --           --            --           --            --
          --           --          --           --            --       47,656            --
          --        8,438          --           --            --           --            --
     165,666       44,763      27,395       50,094        80,780       71,701       143,773
------------  ----------- -----------  -----------  ------------  -----------  ------------
 115,864,554    2,218,269   1,042,514   18,689,192    20,774,607    8,438,698       222,957
------------  ----------- -----------  -----------  ------------  -----------  ------------
$348,364,782  $17,802,361 $31,849,533  $73,268,737  $235,327,963  $28,586,313  $101,190,395
============  =========== ===========  ===========  ============  ===========  ============
$     41,788  $     2,108 $     3,406  $     9,300  $     48,555  $     3,679  $    101,217
 346,840,055   16,571,894  31,448,378   75,813,362   314,588,229   29,893,120   101,116,077
  (1,065,270)     166,533     273,464      603,562       (73,839)     (53,709)           --
          --           --          --           --            --           --            --
  (6,176,690)     274,458  (1,863,271)  (3,172,945)  (92,226,667)  (1,906,226)      (26,899)
   8,724,899      787,368   1,987,556       15,458    12,991,685      649,449            --
------------  ----------- -----------  -----------  ------------  -----------  ------------
$348,364,782  $17,802,361 $31,849,533  $73,268,737  $235,327,963  $28,586,313  $101,190,395
============  =========== ===========  ===========  ============  ===========  ============
  41,788,417    2,108,440   3,405,969    9,299,770    48,554,820    3,678,859   101,217,294
============  =========== ===========  ===========  ============  ===========  ============
       $8.34        $8.44       $9.35        $7.88         $4.85        $7.77         $1.00
============  =========== ===========  ===========  ============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 29, 2004 (unaudited)

                                                                                          Large          Large
                                                                                      Capitalization Capitalization
                                                                                       Value Equity      Growth
                                                                                       Investments    Investments
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends..........................................................................  $ 12,209,780   $  3,616,483
  Interest (Note 11).................................................................       147,444         99,588
  Less: Foreign withholding tax......................................................       (58,268)        (3,054)
                                                                                       ------------   ------------
  Total Investment Income............................................................    12,298,956      3,713,017
                                                                                       ------------   ------------
EXPENSES:
  Management fees (Note 2)...........................................................     3,485,092      3,422,407
  Administration fees (Note 2).......................................................     1,184,824      1,201,305
  Transfer agency services...........................................................       474,891        437,595
  Shareholder communications.........................................................        29,917         18,895
  Trustees' fees.....................................................................        19,474         17,096
  Audit and legal....................................................................        18,489         18,436
  Custody............................................................................        11,437         47,705
  Registration fees..................................................................         9,945         19,891
  Other..............................................................................         9,972          7,458
                                                                                       ------------   ------------
  Total Expenses.....................................................................     5,244,041      5,190,788
  Less: Management and administration fee waivers and expense reimbursement (Note 2).            --             --
                                                                                       ------------   ------------
  Net Expenses.......................................................................     5,244,041      5,190,788
                                                                                       ------------   ------------
Net Investment Income (Loss).........................................................     7,054,915     (1,477,771)
                                                                                       ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS
AND FOREIGN CURRENCIES (NOTES 4, 6, 7 AND 8):
  Realized Gain (Loss) From:
   Investment transactions...........................................................    32,647,592     31,900,051
   Futures contracts.................................................................            --             --
   Options written...................................................................            --             --
   Foreign currency transactions.....................................................            --             --
                                                                                       ------------   ------------
  Net Realized Gain (Loss)...........................................................    32,647,592     31,900,051
                                                                                       ------------   ------------
  Change in Net Unrealized Appreciation From:
   Investments.......................................................................   138,212,655     86,019,081
   Foreign currencies................................................................            --             --
                                                                                       ------------   ------------
  Change in Net Unrealized Appreciation..............................................   138,212,655     86,019,081
                                                                                       ------------   ------------
Net Gain on Investments, Futures Contracts, Options and Foreign Currencies...........   170,860,247    117,919,132
                                                                                       ------------   ------------
Increase in Net Assets From Operations...............................................  $177,915,162   $116,441,361
                                                                                       ============   ============

                      See Notes to Financial Statements.

Intermediate                                                 Multi-Sector
   Fixed      Long-Term   Municipal   Mortgage                  Fixed     Government
   Income       Bond        Bond       Backed    High Yield     Income       Money
Investments  Investments Investments Investments Investments Investments  Investments
-------------------------------------------------------------------------------------
$        --  $       --  $       --  $       --  $   150,665  $    7,445   $      --
  6,340,464     568,101     647,604   2,279,132    8,819,536     843,940     538,256
         --          --          --          --           --          --          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  6,340,464     568,101     647,604   2,279,132    8,970,201     851,385     538,256
-----------  ----------  ----------  ----------  -----------  ----------   ---------
    613,962      39,019      56,957     172,570      635,523      65,831      77,245
    307,625      19,510      28,479      69,028      231,975      32,506     102,993
    223,771      34,809       8,976      76,784      160,120      46,702     267,260
      9,944         994         748       3,480        8,951         250       5,958
      5,101         994         745       2,735        4,475         745       1,741
     16,482       4,475      15,907       4,475       16,442       4,488      16,455
     32,675      14,919       6,581      10,742       48,732      42,917      10,172
      6,465       1,989       5,984       6,266        5,968       7,480      12,465
      3,729       1,243       1,496       2,486        2,992         994       2,743
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  1,219,754     117,952     125,873     348,566    1,115,178     201,913     497,032
         --          --          --     (72,455)          --     (71,597)   (188,054)
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  1,219,754     117,952     125,873     276,111    1,115,178     130,316     308,978
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  5,120,710     450,149     521,731   2,003,021    7,855,023     721,069     229,278
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  1,942,608     236,433     237,432    (419,582)   5,871,072     326,666          --
    467,331      13,142          --          --           --    (194,261)         --
     93,281      61,383          --          --           --      47,395          --
   (308,399)         --          --          --           --          --          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  2,194,821     310,958     237,432    (419,582)   5,871,072     179,800          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  4,332,257   1,006,438   1,045,211   1,202,386    5,188,536   1,234,571          --
    172,100          --          --          --           --          --          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  4,504,357   1,006,438   1,045,211   1,202,386    5,188,536   1,234,571          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
  6,699,178   1,317,396   1,282,643     782,804   11,059,608   1,414,371          --
-----------  ----------  ----------  ----------  -----------  ----------   ---------
$11,819,888  $1,767,545  $1,804,374  $2,785,825  $18,914,631  $2,135,440   $ 229,278
===========  ==========  ==========  ==========  ===========  ==========   =========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 29, 2004 (unaudited) and the Year Ended August 31, 2003


                                                                             Large Capitalization
                                                                           Value Equity Investments
                                                                        ------------------------------
                                                                             2004            2003
------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)........................................  $    7,054,915  $   16,796,633
  Net realized gain (loss)............................................      32,647,592     (85,279,960)
  Change in net unrealized appreciation (depreciation)................     138,212,655     164,242,522
                                                                        --------------  --------------
  Increase in Net Assets From Operations..............................     177,915,162      95,759,195
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income ..............................................     (17,504,343)    (14,867,262)
  Net realized gains .................................................              --              --
                                                                        --------------  --------------
  Decrease in Net Assets From Distributions to Shareholders...........     (17,504,343)    (14,867,262)
                                                                        --------------  --------------
FUND SHARE TRANSACTIONS (NOTE 13):
  Net proceeds from sale of shares....................................     150,628,373     229,595,833
  Net asset value of shares issued for reinvestment of dividends......      17,116,878      14,583,574
  Cost of shares reacquired...........................................    (151,922,389)   (292,704,256)
                                                                        --------------  --------------
  Increase (Decrease) in Net Assets From Fund Share Transactions......      15,822,862     (48,524,849)
                                                                        --------------  --------------
Increase (Decrease) in Net Assets.....................................     176,233,681      32,367,084
NET ASSETS:
  Beginning of period.................................................   1,113,584,166   1,081,217,082
                                                                        --------------  --------------
  End of period*......................................................  $1,289,817,847  $1,113,584,166
                                                                        ==============  ==============
* Note:
  Includes undistributed (overdistributed) net investment income of:..      $1,186,614     $11,636,042
                                                                        ==============  ==============
  Includes accumulated net investment loss of:........................              --              --
                                                                        ==============  ==============

                      See Notes to Financial Statements.

     Large Capitalization            Intermediate Fixed              Long-Term
      Growth Investments             Income Investments           Bond Investments
------------------------------  ---------------------------  -------------------------
     2004            2003           2004           2003          2004         2003
--------------------------------------------------------------------------------------
$   (1,477,771) $   (3,092,689) $  5,120,710  $  13,394,756  $   450,149  $  1,339,562
    31,900,051    (122,806,019)    2,194,821       (168,559)     310,958     1,189,849
    86,019,081     354,822,413     4,504,357      1,101,000    1,006,438    (1,042,712)
--------------  --------------  ------------  -------------  -----------  ------------
   116,441,361     228,923,705    11,819,888     14,327,197    1,767,545     1,486,699
--------------  --------------  ------------  -------------  -----------  ------------
            --              --    (5,671,449)   (15,588,205)    (478,571)   (1,310,575)
            --              --            --             --     (703,409)           --
--------------  --------------  ------------  -------------  -----------  ------------
            --              --    (5,671,449)   (15,588,205)  (1,181,980)   (1,310,575)
--------------  --------------  ------------  -------------  -----------  ------------
   131,074,871     181,518,438    80,451,504    103,849,038    1,563,347     8,152,690
            --              --     5,441,598     15,019,237    1,111,804     1,232,818
  (155,469,109)   (281,475,014)  (61,534,896)  (131,079,827)  (8,773,902)  (18,755,788)
--------------  --------------  ------------  -------------  -----------  ------------
   (24,394,238)    (99,956,576)   24,358,206    (12,211,552)  (6,098,751)   (9,370,280)
--------------  --------------  ------------  -------------  -----------  ------------
    92,047,123     128,967,129    30,506,645    (13,472,560)  (5,513,186)   (9,194,156)
 1,154,921,850   1,025,954,721   317,858,137    331,330,697   23,315,547    32,509,703
--------------  --------------  ------------  -------------  -----------  ------------
$1,246,968,973  $1,154,921,850  $348,364,782  $ 317,858,137  $17,802,361  $ 23,315,547
==============  ==============  ============  =============  ===========  ============
            --              --   $(1,065,270)     $(206,132)    $166,533      $194,955
==============  ==============  ============  =============  ===========  ============
   $(1,477,771)             --            --             --           --            --
==============  ==============  ============  =============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 29, 2004 (unaudited) and the Year Ended August 31, 2003

                                                                              Municipal Bond
                                                                               Investments
                                                                        -------------------------
                                                                            2004         2003
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...............................................  $   521,731  $  1,105,587
  Net realized gain (loss)............................................      237,432       415,893
  Change in net unrealized appreciation (depreciation)................    1,045,211      (865,184)
                                                                        -----------  ------------
  Increase (Decrease) in Net Assets From Operations...................    1,804,374       656,296
                                                                        -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income...............................................     (546,405)   (1,115,834)
  Net realized gains..................................................           --            --
                                                                        -----------  ------------
  Decrease in Net Assets From Distributions to Shareholders...........     (546,405)   (1,115,834)
                                                                        -----------  ------------
FUND SHARE TRANSACTIONS (NOTE 13):
  Net proceeds from sale of shares....................................    7,211,297    10,746,905
  Net asset value of shares issued for reinvestment of dividends......      485,751     1,013,760
  Cost of shares reacquired...........................................   (5,491,509)  (13,519,066)
                                                                        -----------  ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions......    2,205,539    (1,758,401)
                                                                        -----------  ------------
Increase (Decrease) in Net Assets.....................................    3,463,508    (2,217,939)
NET ASSETS:
  Beginning of period.................................................   28,386,025    30,603,964
                                                                        -----------  ------------
  End of period*......................................................  $31,849,533  $ 28,386,025
                                                                        ===========  ============
* Note:
  Includes undistributed (overdistributed) net investment income of:..     $273,464      $298,138
                                                                        ===========  ============

                      See Notes to Financial Statements.

      Mortgage Backed               High Yield              Multi-Sector Fixed            Government Money
        Investments                 Investments             Income Investments              Investments
--------------------------  --------------------------  --------------------------  ---------------------------
    2004          2003          2004          2003          2004          2003          2004           2003
---------------------------------------------------------------------------------------------------------------
$  2,003,021  $  5,978,742  $  7,855,023  $ 17,590,527  $    721,069  $  1,577,074  $    229,278  $     990,340
    (419,582)   (1,642,350)    5,871,072   (24,870,352)      179,800    (1,666,847)           --          9,752
   1,202,386    (4,799,890)    5,188,536    37,703,076     1,234,571      (293,268)           --             --
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
   2,785,825      (463,498)   18,914,631    30,423,251     2,135,440      (383,041)      229,278      1,000,092
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
  (2,551,667)   (6,090,363)   (7,662,074)  (18,966,872)     (838,702)   (1,545,606)     (229,278)    (1,058,373)
          --            --            --            --       (99,045)     (593,542)           --             --
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
  (2,551,667)   (6,090,363)   (7,662,074)  (18,966,872)     (937,747)   (2,139,148)     (229,278)    (1,058,373)
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
  13,564,190    30,595,746    35,394,648    58,424,053     4,557,268    20,930,573    51,661,147    119,236,885
   2,393,953     5,790,269     7,403,304    18,417,303       933,532     2,130,270       234,836      1,109,055
 (20,524,512)  (68,493,702)  (45,913,108)  (83,480,243)  (15,092,968)  (16,494,963)  (61,166,615)  (150,237,821)
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
  (4,566,369)  (32,107,687)   (3,115,156)   (6,638,887)   (9,602,168)    6,565,880    (9,270,632)   (29,891,881)
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
  (4,332,211)  (38,661,548)    8,137,401     4,817,492    (8,404,475)    4,043,691    (9,270,632)   (29,950,162)
  77,600,948   116,262,496   227,190,562   222,373,070    36,990,788    32,947,097   110,461,027    140,411,189
------------  ------------  ------------  ------------  ------------  ------------  ------------  -------------
$ 73,268,737  $ 77,600,948  $235,327,963  $227,190,562  $ 28,586,313  $ 36,990,788  $101,190,395  $ 110,461,027
============  ============  ============  ============  ============  ============  ============  =============
    $603,562    $1,152,208      $(73,839)    $(266,788)     $(53,709)      $63,924            --             --
============  ============  ============  ============  ============  ============  ============  =============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments and Government Money Investments ("Fund(s)") are separate investment funds of the Consulting Group Capital Markets Funds ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers six other funds: Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets and in the over-the-counter market are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and asked prices; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade date and settlement date on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

High Yield Investments invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. High Yield Investments, investment in securities rated be-

          Notes to Financial Statements
          (unaudited) (continued)

low investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Also, certain Funds may enter into forward exchange contracts in order to typically hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. In addition, certain Funds may from time to time enter into futures and/or options contracts in order to hedge market or currency risk.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Funds. SBFM has entered into an investment advisory agreement with each adviser selected for the Funds (collectively, "Sub-Advisers").

Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund's average daily net assets. In addition, SBFM pays each Sub-Adviser based on the rates applied to each respective Fund's average daily net assets on a monthly basis.

Indicated below for each Fund is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Fund while the actual management fee is what the Fund incurred during the reporting period. The actual management fee could fluctuate from year to year if Sub-Advisers are added or terminated in a particular Fund.

                                                                                                           Maximum
                                                                                             Actual       Allowable
                                                                                Sub-     Management Fee     Annual
Fund                                             Sub-Adviser                 Adviser Fee    Incurred    Management Fee
----------------------------------------------------------------------------------------------------------------------
Large Capitalization Value Equity                                                             0.59%          0.60%
  Investments
                                  The Boston Company Asset
                                  Management, LLC.:
                                     on the first $250 million                  0.30 %
                                     on the amount over $250 million             0.25
                                  Chartwell Investment Partners:
                                    on the first $250 million                    0.30
                                    on the amount over $250 million              0.25
                                  Alliance Capital Management L.P.:
                                    on the first $200 million                    0.35
                                    on the amount over $200 million              0.30
Large Capitalization Growth
  Investments                                                                                 0.57           0.60
                                  Turner Investment Partners, Inc. - Large
                                    Cap:
                                    on the first $300 million                    0.35
                                    on the amount over $300 million              0.30
                                  Turner Investment Partners, Inc. - Mid Cap     0.50
                                  TCW Investment Management Co.:
                                    on the first $500 million                    0.40
                                    on the amount over $500 million              0.35

          Notes to Financial Statements
          (unaudited) (continued)

                                                                                                 Maximum
                                                                                   Actual       Allowable
                                                                      Sub-     Management Fee     Annual
Fund                                      Sub-Adviser              Adviser Fee    Incurred    Management Fee
------------------------------------------------------------------------------------------------------------
                             Alliance Capital Management L.P.:
                               on the first $100 million              0.40%
                               on the amount over $100 million        0.25
                             Sands Capital Management Inc.:
                               on the first $300 million              0.35
                               on the amount over $300 million        0.30
Intermediate Fixed Income
  Investments                                                                       0.40%          0.40%
                             BlackRock Financial Management, Inc.:
                               on the first $500 million              0.20
                               on the amount over $500 million        0.15
                             Pacific Investment Management Co.        0.25
Long-Term Bond Investments                                                          0.40           0.40
                             Western Asset Management Co.             0.20
Municipal Bond Investments                                                          0.40           0.40
                             Smith Affiliated Capital Corp.           0.20
Mortgage Backed Investments                                                         0.50           0.50
                             Utendahl Capital Management CFI          0.25
High Yield Investments                                                              0.55           0.70
                             Seix Investment Advisors, Inc.           0.30
                             Western Asset Management Co.             0.30
Multi-Sector Fixed Income
  Investments                                                                       0.41           0.65
                             Western Asset Management Co.             0.20
                             Utendahl Capital Management CFI          0.25

Government Money Investments                                                        0.15           0.15
                             Standish Mellon Asset Management LLC:
                               on the first $100 million              0.15
                               on the amount over $100 million        0.10

SBFM also acts as the Trust's administrator for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

During the six months ended February 29, 2004, Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Government Money Investments had voluntary expense limitations in place of 0.80%, 0.80% and 0.60%, respectively. In addition, SBFM agreed to waive management fees amounting to:

Fund                                     Total Fee Waivers Manager Administrator
--------------------------------------------------------------------------------
Mortgage Backed Investments ............      $ 72,455      $72,455         --
Multi-Sector Fixed Income Investments ..        32,506       32,506         --
Government Money Investments............       104,238        1,245   $102,993

In addition, for the six months ended February 29, 2004, SBFM has agreed to reimburse expenses of $39,091 and $83,816 for Multi-Sector Fixed Income Investments and Government Money Investments, respectively.

Citicorp Trust Bank, fsb. ("CTB"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to

          Notes to Financial Statements
          (unaudited) (continued)

the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended February 29, 2004, the Funds paid transfer agent fees totaling $1,230,103 to CTB. The totals for each Fund were as follows:

Fund                                                         Transfer Agent Fees
--------------------------------------------------------------------------------
Large Capitalization Value Equity Investments...............      $304,217
Large Capitalization Growth Investments.....................       305,044
Intermediate Fixed Income Investments.......................       139,426
Long-Term Bond Investments..................................        11,279
Municipal Bond Investments..................................         7,457
Mortgage Backed Investments.................................        53,815
High Yield Investments......................................       155,828
Multi-Sector Fixed Income Investments.......................           705
Government Money Investments................................       252,332

For the six months ended February 29, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $15,517 and $3,502 for Large Capitalization Value Equity Investments and Large Capitalization Growth Investments, respectively.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Dividends

Large Capitalization Value Equity Investments and Large Capitalization Growth Investments distribute dividends and capital gains, if any, at least annually. Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments and Multi-Sector Fixed Income Investments distribute dividends monthly and capital gains, if any, at least annually.

Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Capital gain distributions, if any, are taxable to shareholders. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

Government Money Investments declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed at least annually.

          Notes to Financial Statements
          (unaudited) (continued)


4. Investments

During the six months ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Fund                                                     Purchases      Sales
---------------------------------------------------------------------------------
Large Capitalization Value Equity Investments.......... $405,562,880 $405,404,681
Large Capitalization Growth Investments................ $571,048,681 $586,519,887

Intermediate Fixed Income Investments:
   U.S. government securities.......................... $202,773,141 $219,228,556
   Other investments...................................   76,333,397  113,997,702
                                                        ------------ ------------
                                                        $279,106,538 $333,226,258
                                                        ============ ============
Long-Term Bond Investments:
   U.S. government securities.......................... $ 14,558,534 $ 16,330,638
   Other investments...................................    5,136,832   10,120,174
                                                        ------------ ------------
                                                        $ 19,695,366 $ 26,450,812
                                                        ============ ============
Municipal Bond Investments............................. $  3,332,101 $  3,260,280
Mortgage Backed Investments............................ $ 45,325,554 $ 38,443,061
High Yield Investments................................. $156,109,147 $160,494,552

Multi-Sector Fixed Income Investments:
   U.S. government securities.......................... $ 20,691,604 $ 29,628,727
   Other investments...................................    6,494,980    7,154,739
                                                        ------------ ------------
                                                        $ 27,186,584 $ 36,783,466
                                                        ============ ============

At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                   Net Unrealized
Fund                                                    Appreciation Depreciation   Appreciation
-------------------------------------------------------------------------------------------------
Large Capitalization Value Equity Investments.......... $225,941,820 $(12,342,037)  $213,599,783
Large Capitalization Growth Investments................  296,657,528  (17,702,082)   278,955,446
Intermediate Fixed Income Investments..................    8,235,549     (922,831)     7,312,718
Long-Term Bond Investments.............................      858,701      (63,603)       795,098
Municipal Bond Investments.............................    1,997,188       (9,632)     1,987,556
Mortgage Backed Investments............................    2,669,609   (2,654,151)        15,458
High Yield Investments.................................   15,455,568   (2,463,883)    12,991,685
Multi-Sector Fixed Income Investments..................      838,600     (228,884)       609,716

5. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Notes to Financial Statements
          (unaudited) (continued)


6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Funds, except Government Money Investments, enter into such contracts typically to hedge a portion of their portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

At February 29, 2004, Intermediate Fixed Income Investments, Long-Term Bond Investments and Multi-Sector Fixed Income Investments had the following open futures contracts:

                                      Number of               Basis      Market    Unrealized
Intermediate Fixed Income Investments Contracts Expiration    Value      Value     Gain (Loss)
----------------------------------------------------------------------------------------------
Contracts to Buy:
-----------------
     Euro Dollar.....................     41       6/04    $ 9,998,063 $ 9,997,338 $     (725)
     Euro Dollar.....................     39       3/04      9,260,550   9,333,675     73,125
     U.S. 2 Year Treasury Notes......     53       3/04     11,326,516  11,428,953    102,437
     U.S. 2 Year Treasury Notes......     50       6/04     10,721,875  10,726,563      4,688
     U.S. 5 Year Treasury Notes......     37       3/04      4,082,141   4,209,329    127,188
     U.S. 5 Year Treasury Notes......     45       6/04      5,047,031   5,058,281     11,250
     U.S. 10 Year Treasury Notes.....    232       3/04     25,701,844  26,767,000  1,065,156
     U.S. 10 Year Treasury Notes.....    155       6/04     17,535,391  17,650,625    115,234
                                                                                   ----------
                                                                                    1,498,353
                                                                                   ----------
Contracts to Sell:
------------------
     SWAP 10 Year....................     10       3/04      1,083,141   1,128,125    (44,984)
     U.S. Treasury Bonds.............     59       3/04      6,405,351   6,718,625   (313,274)
     U.S. Treasury Bonds.............     32       6/04      3,568,250   3,598,000    (29,750)
                                                                                   ----------
                                                                                     (388,008)
                                                                                   ----------
                                                                                   $1,110,345
                                                                                   ==========

                                      Number of               Basis      Market    Unrealized
Long-Term Bond Investments            Contracts Expiration    Value      Value     Gain (Loss)
----------------------------------------------------------------------------------------------
Contracts to Buy:
-----------------
     U.S. Treasury Bonds.............     12       3/04    $ 1,026,326 $ 1,038,375 $   12,049
                                                                                   ----------
Contracts to Sell:
------------------
     U.S. 10 Year Treasury Notes.....      9       3/04      1,346,721   1,366,500    (19,779)
                                                                                   ----------
                                                                                   $   (7,730)
                                                                                   ==========

          Notes to Financial Statements
          (unaudited) (continued)


                                       Number                                    Unrealized
                                         of                  Basis      Market      Gain
Multi-Sector Fixed Income Investments Contracts Expiration   Value      Value      (Loss)
-------------------------------------------------------------------------------------------
Contracts to Buy:
-----------------
     Euro Dollar.....................     9        9/05    $2,175,120 $2,186,212  $ 11,092
     U.S. Treasury Bonds.............    12        3/04     1,342,435  1,366,500    24,065
     U.S. Treasury Bonds.............     1        6/04       111,849    112,438       589
     U.S. 5 Year Treasury Notes......     3        3/04       337,312    341,297     3,985
     U.S. 10 Year Treasury Notes.....     1        9/04       111,817    112,406       589
                                                                                  --------
                                                                                    40,320
                                                                                  --------
Contracts to Sell:
------------------
     Euro Dollar.....................     2        9/04       492,903    492,875        28
     U.S. 10 Year Treasury Notes.....    29        3/04     3,334,355  3,345,875   (11,520)
     U.S. 10 Year Treasury Notes.....     1        6/04       113,620    113,875      (255)
                                                                                  --------
                                                                                   (11,747)
                                                                                  --------
                                                                                  $ 28,573
                                                                                  ========

7. Option Contracts

Each Fund, except Government Money Investments, may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At February 29, 2004, Multi-Sector Fixed Income Investments held purchased put options with a cost of $5,395.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

          Notes to Financial Statements
          (unaudited) (continued)


The written call option transactions for Intermediate Fixed Income Investments which occurred during the six months ended February 29, 2004, were as follows:

                                                       Number of
     Intermediate Fixed Income Investments             Contracts  Premiums
     ----------------------------------------------------------------------
     Options written, outstanding at August 31, 2003..       --  $       0
     Options written..................................  120,000    154,688
     Options closed...................................       --          0
     Options expired.................................. (120,000)  (154,688)
                                                       --------  ---------
     Options written, outstanding at February 29, 2004       --  $       0
                                                       ========  =========

In addition, the written put and call option transactions for Long-Term Bond Investments which occurred during the six months ended February 29, 2004, were as follows:

                                                       Number of
     Long-Term Bond Investments                        Contracts Premiums
     ---------------------------------------------------------------------
     Options written, outstanding at August 31, 2003..     --    $      0
     Options written..................................     59      98,080
     Options closed...................................    (30)    (62,006)
     Options expired..................................    (29)    (36,074)
                                                          ---    --------
     Options written, outstanding at February 29, 2004     --    $      0
                                                          ===    ========

In addition, the written put and call option transactions for Multi-Sector Fixed Income Investments which occurred during the six months ended February 29, 2004, were as follows:

                                                       Number of
     Multi-Sector Fixed Income Investments             Contracts  Premiums
     ----------------------------------------------------------------------
     Options written, outstanding at August 31, 2003..    154    $ 115,012
     Options written..................................    345      285,969
     Options closed...................................   (275)    (238,888)
     Options expired..................................   (159)    (103,277)
                                                         ----    ---------
     Options written, outstanding at February 29, 2004     65    $  58,816
                                                         ====    =========

8. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

          Notes to Financial Statements
          (unaudited) (continued)


At February 29, 2004, Intermediate Fixed Income Investments had open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are described as follows:

Intermediate Fixed Income Investments

                                           Local      Market    Settlement Unrealized
Foreign Currency                          Currency    Value        Date    Gain (Loss)
--------------------------------------------------------------------------------------
Contracts to Buy:
-----------------
Euro....................................    203,913 $   253,353  4/16/04    $ (1,748)
Euro.................................... 10,441,943  10,438,413  2/26/04      (3,529)
                                                                            --------
                                                                              (5,277)
                                                                            ========
Contracts to Sell:
------------------
Canadian Dollar.........................  3,396,533   2,529,641  4/21/04     100,761
Euro....................................  1,985,706   2,467,100  4/16/04      43,229
Euro....................................  8,390,000  10,423,986  4/16/04       4,784
Swedish Krona........................... 22,243,660   2,987,983  4/15/04     103,648
                                                                            --------
                                                                             252,422
                                                                            --------
                                                                            $247,145
                                                                            ========

9. Securities Traded on a To -Be -Announced Basis

The Funds may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At February 29, 2004, Intermediate Fixed Income Investments, Mortgage Backed Investments and Multi-Sector Fixed Income Investments held TBA securities with a cost of $89,230, $16,875,993 and $2,544,791, respectively.

10. Mortgage Dollar Roll Transactions

Mortgage Backed Investments and Multi-Sector Fixed Income Investments may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund or mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

At February 29, 2004, the Mortgage Backed Investments and Multi-Sector Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $5,504,961 and $2,448,166, respectively.

          Notes to Financial Statements
          (unaudited) (continued)


11. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender's fee. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At February 29, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund                                                            Value
------------------------------------------------------------------------
Intermediate Fixed Income Investments....................... $85,707,095
Long-Term Bond Investments..................................   1,816,702
High Yield Investments......................................  13,901,146
Multi-Sector Fixed Income Investments.......................   4,668,639

At February 29, 2004, the Funds listed below received cash collateral which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral received was as follows:

Fund                                                       Value
-------------------------------------------------------------------
Intermediate Fixed Income Investments.................. $81,137,288
Long-Term Bond Investments.............................   1,765,478
High Yield Investments.................................  14,177,350
Multi-Sector Fixed Income Investments..................   4,740,043

In addition, Intermediate Fixed Income Investments and Long-Term Bond Investments received securities collateral amounting to $6,105,000 and $78,570, respectively, which is maintained in a separate account by the custodian.

Income earned by the Funds from securities lending for the six months ended February 29, 2004, were as follows:

Fund                                                     Value
---------------------------------------------------------------
Intermediate Fixed Income Investments.................. $26,648
Long-Term Bond Investments.............................     870
High Yield Investments.................................  21,212
Multi-Sector Fixed Income Investments..................   2,607

12. Foreign Securities

Funds that invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

          Notes to Financial Statements
          (unaudited) (continued)


13. Shares of Beneficial Interest

At February 29, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                              Six Months Ended    Year Ended
                                              February 29, 2004 August 31, 2003
                                              ----------------- ---------------
Large Capitalization Value Equity Investments
Shares sold..................................     15,500,863       29,548,329
Shares issued on reinvestment................      1,790,469        1,816,137
Shares reacquired............................    (15,781,187)     (36,415,635)
                                                 -----------      -----------
Net Increase (Decrease)......................      1,510,145       (5,051,169)
                                                 ===========      ===========
Large Capitalization Growth Investments
Shares sold..................................     11,949,978       21,097,785
Shares reacquired............................    (14,198,479)     (32,559,041)
                                                 -----------      -----------
Net Decrease.................................     (2,248,501)     (11,461,256)
                                                 ===========      ===========
Intermediate Fixed Income Investments
Shares sold..................................      9,682,858       12,462,259
Shares issued on reinvestment................        656,461        1,811,533
Shares reacquired............................     (7,428,214)     (15,782,023)
                                                 -----------      -----------
Net Increase (Decrease)......................      2,911,105       (1,508,231)
                                                 ===========      ===========
Long-Term Bond Investments
Shares sold..................................        185,532          960,587
Shares issued on reinvestment................        132,738          145,022
Shares reacquired............................     (1,039,960)      (2,214,437)
                                                 -----------      -----------
Net Decrease.................................       (721,690)      (1,108,828)
                                                 ===========      ===========
Municipal Bond Investments
Shares sold..................................        779,765        1,168,016
Shares issued on reinvestment................         52,739          111,303
Shares reacquired............................       (598,851)      (1,480,395)
                                                 -----------      -----------
Net Increase (Decrease)......................        233,653         (201,076)
                                                 ===========      ===========
Mortgage Backed Investments
Shares sold..................................      1,715,449        3,707,490
Shares issued on reinvestment................        304,557          706,163
Shares reacquired............................     (2,589,760)      (8,387,896)
                                                 -----------      -----------
Net Decrease.................................       (569,754)      (3,974,243)
                                                 ===========      ===========
High Yield Investments
Shares sold..................................      7,376,529       13,057,303
Shares issued on reinvestment................      1,541,833        4,146,205
Shares reacquired............................     (9,600,917)     (18,700,844)
                                                 -----------      -----------
Net Decrease.................................       (682,555)      (1,497,336)
                                                 ===========      ===========

          Notes to Financial Statements
          (unaudited) (continued)

                                      Six Months Ended    Year Ended
                                      February 29, 2004 August 31, 2003
                                      ----------------- ---------------
Multi-Sector Fixed Income Investments
Shares sold..........................        591,948        2,649,764
Shares issued on reinvestment........        121,176          271,286
Shares reacquired....................     (1,958,784)      (2,102,833)
                                         -----------     ------------
Net Increase (Decrease)..............     (1,245,660)         818,217
                                         ===========     ============
Government Money Investments
Shares sold..........................     51,661,147      119,236,885
Shares issued on reinvestment........        234,836        1,109,055
Shares reacquired....................    (61,166,615)    (150,237,821)
                                         -----------     ------------
Net Decrease.........................     (9,270,632)     (29,891,881)
                                         ===========     ============

14. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

15. Subsequent Event

Large Capitalization Growth Investments: Alliance Capital Management L.P. was terminated, effective March 31, 2004. Westfield Capital Management Co., Inc. was added as an additional adviser, effective April 1, 2004. The investment advisory fee is 0.35% of the first $300 million and 0.30% thereafter.

          Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------------------------
                                               2004(1)    2003     2002   2001(2)   2000    1999
                                              -------   ------   ------   -------  ------  ------
  Net Asset Value, Beginning of Period.......  $9.00     $8.39   $10.07   $11.93   $13.53  $12.28
                                              ------    ------   ------   ------   ------  ------
  Income (Loss) From Operations:
    Net investment income....................   0.06      0.13     0.12     0.12     0.17    0.17
    Net realized and unrealized gain (loss)..   1.37      0.59    (1.68)   (0.34)    0.31    2.94
                                              ------    ------   ------   ------   ------  ------
  Total Income (Loss) From Operations........   1.43      0.72    (1.56)   (0.22)    0.48    3.11
                                              ------    ------   ------   ------   ------  ------
  Less Distributions From:
    Net investment income....................  (0.14)    (0.11)   (0.12)   (0.15)   (0.17)  (0.18)
    Net realized gains.......................     --        --       --    (1.49)   (1.91)  (1.68)
                                              ------    ------   ------   ------   ------  ------
  Total Distributions........................  (0.14)    (0.11)   (0.12)   (1.64)   (2.08)  (1.86)
                                              ------    ------   ------   ------   ------  ------
  Net Asset Value, End of Period............. $10.29     $9.00    $8.39   $10.07   $11.93  $13.53
                                              ======    ======   ======   ======   ======  ======
  Total Return...............................  16.05%++   8.75%  (15.71)%  (1.96)%   4.00%  26.36%
  Net Assets, End of Period (millions)....... $1,290    $1,114   $1,081   $1,612   $1,933  $1,946
  Ratios to Average Net Assets:
    Expenses.................................   0.89%+    0.93%    0.87%    0.78%    0.78%   0.75%
    Net investment income....................   1.19+     1.60     1.16     1.10     1.34    1.10
  Portfolio Turnover Rate....................     35%       81%     111%      79%      78%     54%

Large Capitalization Growth Investments
--------------------------------------------------------------------------------------------------
                                               2004(1)    2003     2002   2001(2)   2000    1999
                                              -------   ------   ------   -------  ------  ------
  Net Asset Value, Beginning of Period....... $10.38     $8.36   $11.34   $29.33   $24.35  $17.30
                                              ------    ------   ------   ------   ------  ------
  Income (Loss) From Operations:
    Net investment income (loss).............  (0.01)    (0.00)*  (0.04)   (0.05)   (0.04)   0.01
    Net realized and unrealized gain (loss)..   1.07      2.02    (2.94)  (11.65)    7.87    7.87
                                              ------    ------   ------   ------   ------  ------
  Total Income (Loss) From Operations........   1.06      2.02    (2.98)  (11.70)    7.83    7.88
                                              ------    ------   ------   ------   ------  ------
  Less Distributions From:
    Net investment income....................     --        --       --       --       --   (0.01)
    Net realized gains.......................     --        --       --    (6.29)   (2.85)  (0.82)
                                              ------    ------   ------   ------   ------  ------
  Total Distributions........................     --        --       --    (6.29)   (2.85)  (0.83)
                                              ------    ------   ------   ------   ------  ------
  Net Asset Value, End of Period............. $11.44    $10.38    $8.36   $11.34   $29.33  $24.35
                                              ======    ======   ======   ======   ======  ======
  Total Return...............................  10.21%++  24.16%  (26.28)% (45.61)%  34.31%  46.29%
  Net Assets, End of Period (millions)....... $1,247    $1,155   $1,026   $1,651   $2,758  $2,326
  Ratios to Average Net Assets:
    Expenses.................................   0.86%+    0.90%    0.86%    0.77%    0.71%   0.68%
    Net investment income (loss).............  (0.25)+   (0.30)   (0.30)   (0.29)   (0.15)   0.06
  Portfolio Turnover Rate....................     49%       79%     122%     115%      59%     34%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
*  Amount represents less than $0.01 per share.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Intermediate Fixed Income Investments
-------------------------------------------------------------------------------------------------------------------
                                                       2004(1)      2003(2)   2002(2)    2001      2000       1999
                                                      ----------   --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.............         $8.18       $8.20     $8.31     $7.82     $7.83     $8.19
                                                       --------    --------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income(3).......................          0.13        0.35      0.44      0.50      0.48      0.44
  Net realized and unrealized gain (loss)(3).....          0.18        0.04     (0.06)     0.46     (0.05)    (0.35)
                                                       --------    --------  --------  --------  --------  --------
Total Income From Operations.....................          0.31        0.39      0.38      0.96      0.43      0.09
                                                       --------    --------  --------  --------  --------  --------
Less Distributions From:
  Net investment income..........................         (0.15)      (0.41)    (0.49)    (0.47)    (0.44)    (0.45)
                                                       --------    --------  --------  --------  --------  --------
Total Distributions..............................         (0.15)      (0.41)    (0.49)    (0.47)    (0.44)    (0.45)
                                                       --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period...................         $8.34       $8.18     $8.20     $8.31     $7.82     $7.83
                                                       ========    ========  ========  ========  ========  ========
Total Return.....................................          3.82%++     4.78%     4.73%    12.57%     5.73%     1.07%
Net Assets, End of Period (000s).................      $348,365    $317,858  $331,331  $368,637  $564,715  $594,666
Ratios to Average Net Assets:
  Expenses.......................................          0.79%+      0.77%     0.75%     0.79%     0.78%     0.61%
  Net investment income(3).......................          3.33+       4.22      5.39      6.15      6.02      4.53
Portfolio Turnover Rate..........................           107%        257%      280%      325%      195%      207%

Long-Term Bond Investments
-------------------------------------------------------------------------------------------------------------------
                                                      2004(1)(2)     2003     2002(2)   2001(2)    2000       1999
                                                      ----------   --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.............         $8.24       $8.25     $8.33     $7.85     $7.70     $9.05
                                                       --------    --------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income(3).......................          0.19        0.40      0.40      0.45      0.48      0.49
  Net realized and unrealized gain (loss)(3).....          0.55       (0.02)    (0.02)     0.46      0.21     (1.00)
                                                       --------    --------  --------  --------  --------  --------
Total Income (Loss) From Operations..............          0.74        0.38      0.38      0.91      0.69     (0.51)
                                                       --------    --------  --------  --------  --------  --------
Less Distributions From:
  Net investment income..........................         (0.21)      (0.39)    (0.41)    (0.43)    (0.48)    (0.50)
  Net realized gains.............................         (0.33)         --     (0.05)       --     (0.05)    (0.34)
  Capital........................................            --          --        --        --     (0.01)       --
                                                       --------    --------  --------  --------  --------  --------
Total Distributions..............................         (0.54)      (0.39)    (0.46)    (0.43)    (0.54)    (0.84)
                                                       --------    --------  --------  --------  --------  --------
Net Asset Value, End of Period...................         $8.44       $8.24     $8.25     $8.33     $7.85     $7.70
                                                       ========    ========  ========  ========  ========  ========
Total Return.....................................          9.13%++     4.59%     4.75%    11.98%     9.50%    (6.19)%
Net Assets, End of Period (000s).................       $17,802     $23,316   $32,510   $61,163   $75,091  $115,355
Ratios to Average Net Assets:
  Expenses.......................................          1.21%+      1.09%     1.04%     1.02%     0.92%     0.80%
  Net investment income(3).......................          4.61+       4.66      4.88      5.66      6.18      5.81
Portfolio Turnover Rate..........................           105%        315%      268%      405%      358%       30%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, those amounts for Intermediate Fixed Income Investments and Long-Term Bond Investments, respectively, would have been $0.46 and $0.43 for net investment income, $0.08 and $0.05 for net realized and unrealized loss and 5.47% and 4.92% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments
----------------------------------------------------------------------------------------------------------
                                                2004(1)      2003      2002    2001(2)    2000       1999
                                                -------    -------   --------  -------  --------  --------
Net Asset Value, Beginning of Period...........   $8.95      $9.07      $8.91    $8.40     $8.22     $8.92
                                                -------    -------   --------  -------  --------  --------
Income (Loss) From Operations:
  Net investment income........................    0.16       0.35       0.37     0.37      0.37      0.35
  Net realized and unrealized gain (loss)......    0.41      (0.12)      0.14     0.49      0.17     (0.57)
                                                -------    -------   --------  -------  --------  --------
Total Income (Loss) From Operations............    0.57       0.23       0.51     0.86      0.54     (0.22)
                                                -------    -------   --------  -------  --------  --------
Less Distributions From:
  Net investment income........................   (0.17)     (0.35)     (0.35)   (0.35)    (0.35)    (0.35)
  Net realized gains...........................      --         --         --       --     (0.01)    (0.13)
                                                -------    -------   --------  -------  --------  --------
Total Distributions............................   (0.17)     (0.35)     (0.35)   (0.35)    (0.36)    (0.48)
                                                -------    -------   --------  -------  --------  --------
Net Asset Value, End of Period.................   $9.35      $8.95      $9.07    $8.91     $8.40     $8.22
                                                =======    =======   ========  =======  ========  ========
Total Return...................................    6.46%++    2.51%      5.88%   10.44%     6.79%    (2.60)%
Net Assets, End of Period (000s)............... $31,850    $28,386    $30,604  $31,404   $48,789   $61,743
Ratios to Average Net Assets:
  Expenses.....................................    0.88%+     0.88%      0.91%    0.85%     0.79%     0.78%
  Net investment income........................    3.66+      3.79       4.17     4.32      4.50      4.03
Portfolio Turnover Rate........................      12%        15%        21%      23%       37%      142%

Mortgage Backed Investments
----------------------------------------------------------------------------------------------------------
                                               2004(1)(2)    2003      2002    2001(2)    2000       1999
                                               ----------  -------   --------  -------  --------  --------
Net Asset Value, Beginning of Period...........   $7.86      $8.40      $8.26    $7.84     $7.73     $8.13
                                                -------    -------   --------  -------  --------  --------
Income (Loss) From Operations:
  Net investment income(3).....................    0.22       0.48       0.49     0.51      0.49      0.45
  Net realized and unrealized gain (loss)......    0.10      (0.55)      0.16     0.37      0.08     (0.34)
                                                -------    -------   --------  -------  --------  --------
Total Income (Loss) From Operations............    0.32      (0.07)      0.65     0.88      0.57      0.11
                                                -------    -------   --------  -------  --------  --------
Less Distributions From:
  Net investment income........................   (0.30)     (0.47)     (0.51)   (0.46)    (0.46)    (0.45)
  Net realized gains...........................      --         --         --       --        --     (0.05)
  Capital......................................      --         --         --       --        --     (0.01)
                                                -------    -------   --------  -------  --------  --------
Total Distributions............................   (0.30)     (0.47)     (0.51)   (0.46)    (0.46)    (0.51)
                                                -------    -------   --------  -------  --------  --------
Net Asset Value, End of Period.................   $7.88      $7.86      $8.40    $8.26     $7.84     $7.73
                                                =======    =======   ========  =======  ========  ========
Total Return(4)................................    4.10%++   (0.90)%     8.12%   11.47%     7.58%     1.30%
Net Assets, End of Period (000s)............... $73,269    $77,601   $116,262  $91,326  $100,342  $131,039
Ratios to Average Net Assets:
  Expenses(3)(5)...............................    0.80%+     0.80%      0.80%    0.80%     0.85%     0.80%
  Net investment income........................    5.81+      5.55       6.09     6.14      6.26      5.67
Portfolio Turnover Rate........................      55%*      168%        23%      10%       28%       87%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases to net investment income before fee waivers and/or expense reimbursements were as follows:

                                         Per share decreases to           Expense ratios without waivers
                                          net investment income               and/or reimbursements
                                   ----------------------------------- -----------------------------------
Fund                               2004  2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
----                               ----- ----- ----- ----- ----- ----- -----  ----  ----  ----  ----  ----
Mortgage Backed Investments .....  $0.01 $0.01 $0.01 $0.01 $0.01 $0.01 1.01%+ 0.92% 0.98% 0.95% 0.97% 0.91%

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 0.80%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 119%.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments
------------------------------------------------------------------------------------------------------------------
                                                    2004(1)     2003     2002(2)    2001(2)    2000(2)    1999(2)
                                                  --------    --------  --------   --------   --------   --------
Net Asset Value, Beginning of Period.............    $4.61       $4.38     $5.20      $5.85      $7.33      $7.89
                                                  --------    --------  --------   --------   --------   --------
Income (Loss) From Operations:
 Net investment income(3)........................     0.16        0.36      0.44       0.51       0.69       0.83
 Net realized and unrealized gain (loss)(3)......     0.24        0.25     (0.82)     (0.64)     (1.37)     (0.54)
                                                  --------    --------  --------   --------   --------   --------
Total Income (Loss) From Operations..............     0.40        0.61     (0.38)     (0.13)     (0.68)      0.29
                                                  --------    --------  --------   --------   --------   --------
Less Distributions From:
 Net investment income...........................    (0.16)      (0.38)    (0.44)     (0.52)     (0.71)     (0.83)
 Net realized gains..............................       --          --        --         --         --      (0.02)
 Capital.........................................       --          --        --         --      (0.09)        --
                                                  --------    --------  --------   --------   --------   --------
Total Distributions..............................    (0.16)      (0.38)    (0.44)     (0.52)     (0.80)     (0.85)
                                                  --------    --------  --------   --------   --------   --------
Net Asset Value, End of Period...................    $4.85       $4.61     $4.38      $5.20      $5.85      $7.33
                                                  ========    ========  ========   ========   ========   ========
Total Return.....................................     8.72%++    14.57%    (7.75)%    (2.27)%    (9.37)%     3.67%
Net Assets, End of Period (000s)................. $235,328    $227,191  $222,373   $263,525   $164,056   $155,057
Ratios to Average Net Assets:
 Expenses........................................     0.96%+      0.97%     0.97%      1.12%      1.20%      1.19%
 Net investment income(3)........................     6.77+       7.78      9.05       9.38      11.30      10.62
Portfolio Turnover Rate..........................       70%        158%       69%        81%       129%       122%

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, those amounts would have been $0.45, $0.83 and 9.22% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------------------------
                                                   2004(1)       2003      2002(2)   2001(2)  2000(2)(3)
                                                  ----------   --------   --------  --------  ----------
Net Asset Value, Beginning of Period.............     $7.51       $8.02      $8.29     $8.23      $8.00
                                                   --------    --------   --------  --------   --------
Income (Loss) From Operations:
 Net investment income(4)(5).....................      0.18        0.36       0.50      0.55       0.45
 Net realized and unrealized gain (loss)(4)......      0.32       (0.38)     (0.22)     0.18       0.06
                                                   --------    --------   --------  --------   --------
Total Income (Loss) From Operations..............      0.50       (0.02)      0.28      0.73       0.51
                                                   --------    --------   --------  --------   --------
Less Distributions From:
 Net investment income...........................     (0.21)      (0.35)     (0.54)    (0.65)     (0.28)
 Net realized gains..............................     (0.03)      (0.14)     (0.01)    (0.02)        --
                                                   --------    --------   --------  --------   --------
Total Distributions..............................     (0.24)      (0.49)     (0.55)    (0.67)     (0.28)
                                                   --------    --------   --------  --------   --------
Net Asset Value, End of Period...................     $7.77       $7.51      $8.02     $8.29      $8.23
                                                   ========    ========   ========  ========   ========
Total Return(6)..................................      6.67%++    (0.37)%     3.51%     9.26%      6.47%++
Net Assets, End of Period (000s).................   $28,586     $36,991    $32,947   $32,617    $29,989
Ratios to Average Net Assets:
 Expenses(5)(7)..................................      0.80%+      0.80%      0.80%     0.80%      0.80%+
 Net investment income(4)........................      4.44+       4.44       6.01      6.59       6.13+
Portfolio Turnover Rate..........................        81%*       264%       200%      149%       249%

Government Money Investments
--------------------------------------------------------------------------------------------------------------------
                                                  2004(1)(2)    2003(2)    2002(2)   2001(2)   2000(2)      1999(2)
                                                  ----------    -------   --------  --------   --------    --------
Net Asset Value, Beginning of Period.............     $1.00       $1.00      $1.00     $1.00      $1.00       $1.00
                                                   --------    --------   --------  --------   --------    --------
 Net investment income(5)........................      0.00**      0.01       0.02      0.05       0.05        0.04
 Dividends from net investment income............     (0.00)**    (0.01)     (0.02)    (0.05)     (0.05)      (0.04)
                                                   --------    --------   --------  --------   --------    --------
Net Asset Value, End of Period...................     $1.00       $1.00      $1.00     $1.00      $1.00       $1.00
                                                   ========    ========   ========  ========   ========    ========
Total Return(6)..................................      0.22%++     0.85%      1.80%     5.04%      5.44%       4.53%
Net Assets, End of Period (000s).................  $101,190    $110,461   $140,411  $181,954   $225,756    $303,160
Ratios to Average Net Assets:
 Expenses(5)(8)..................................      0.60%+      0.60%      0.60%     0.60%      0.60%       0.60%
 Net investment income...........................      0.45+       0.81       1.82      5.04       5.30        4.46

--------
(1) For the six months ended February 29, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4) Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, the ratio of net investment income to average net assets would have been 6.06%. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5) Expense ratios and the per share decreases to net investment income before fee waivers and/or expense reimbursements were as follows:

                                         Per share decreases to                Expense ratios without waivers
                                          net investment income                     and/or reimbursements
                              -------------------------------------------   ------------------------------------
Fund                           2004    2003    2002    2001   2000   1999    2004  2003  2002  2001   2000  1999
----                          -----   -----   -----   -----   ----- -----   ----   ----  ----  ----  ----   ----
Multi-Sector Fixed Income
 Investments................. $0.02   $0.03   $0.02   $0.01   $0.03   N/A   1.24%+ 1.19% 1.00% 0.97% 1.17%+  N/A
Government Money Investments.  0.00**  0.00**  0.00**  0.00**  0.02 $0.00** 0.97+  0.90  0.91  0.74  0.78   0.71%

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
(8) As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 * Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 195%.
**  Amount represents less than $0.01 per share.

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                                      citigroup

         (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney
          and Consulting Group are divisions of Citigroup Global Markets Inc.
        Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.


              This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not
        authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the
        Trust (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

        TK 2120A, 2/04    Consulting Group Capital Markets Funds . 222 Delaware
                      Avenue . Wilmington, Delaware    .    19801

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: May 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: May 6, 2004

By:   /s/ Andrew B. Shoup
      (Andrew B. Shoup)
      Chief Administrative Officer of
      Consulting Group Capital Markets Funds

Date: May 6, 2004